SEC  Registration  Nos.
2-76510  and  811-3416

SECURITIES  AND  EXCHANGE  COMMISSION
Washington,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

         Post-Effective  Amendment  No.  41              XX

and/or

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

         Amendment  No.  41                             XX


                                The  Calvert  Fund
               (Exact  Name  of  Registrant  as  Specified  in  Charter)

                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Address  of  Principal  Executive  Offices)

                 Registrant's  Telephone  Number:  (301)  951-4800

                           William  M.  Tartikoff,  Esq.
                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Name  and  Address  of  Agent  for  Service)


It  is  proposed  that  this  filing  will  become  effective

____   Immediately  upon  filing              XX  on  January  31,  2001
pursuant  to  paragraph  (b)                   pursuant  to  paragraph  (b)

__   60  days  after  filing                   __  on  (date)
pursuant  to  paragraph  (a)                   pursuant  to  paragraph  (a)

of  Rule  485.


Prospectus

Socially  Responsible  Funds
Calvert  Social  Investment  Fund  (CSIF)
     -  Balanced  Portfolio
     -  Equity  Portfolio
     -  Technology  Portfolio
     -  Enhanced  Equity  Portfolio
     -  Bond  Portfolio
     -  Money  Market  Portfolio
Calvert  Social  Index  Fund
Calvert  Large  Cap  Growth  Fund
Calvert  Capital  Accumulation  Fund
Calvert  World  Values  International  Equity  Fund
Calvert  New  Vision  Small  Cap  Fund
January  31,  2001

PROSPECTUS
January  31,  2001

About  the  Funds
Investment  Objective,  Strategy,  Past  Performance
     2     CSIF  Balanced
     5     CSIF  Equity
     7     Calvert  Social  Index  Fund
     9     CSIF  Enhanced  Equity
13     Calvert  Large  Cap  Growth
16     Calvert  Capital  Accumulation
19     Calvert  World  Values                         International  Equity
22     Calvert  New  Vision  Small  Cap          24     CSIF  Technology
26     CSIF  Bond
29     CSIF  Money  Market

31     Fees  and  Expenses
39     Investment  Practices                    and  Risks

About  Social  Investing
48     Investment  Selection  Process
48     Socially  Responsible  Investment          Criteria
52     High  Social  Impact  Investments
53     Special  Equities
53     Shareholder  Advocacy  and               Social  Responsibility


About  Your  Investment
54     About  Calvert
54     Subadvisors  and  Portfolio               Managers
57     Advisory  Fees
57     How  to  Buy  Shares
57     Getting  Started
58     Choosing  a  Share  Class
60     Calculation  of  CDSC/Waiver
61     Distribution  and  Service  Fees
62     Next  Step  -  Account  Application
63     Important  -  How  Shares  are               Priced
64     When  Your  Account  Will  be               Credited
64     Other  Calvert  Features
     (Exchanges,  Minimum  Account          Balance,  etc.)
67     Dividends,  Capital  Gains  and               Taxes
69     How  to  Sell  Shares
71     Financial  Highlights
94     Exhibit  A-  Reduced  Sales  Charges     (Class  A)
96     Exhibit  B-  Service  Fees  and  Other     Arrangements  with  Dealers


These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF  Balanced
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisors     Brown  Capital  Management,  Inc.
     NCM  Capital  Management,  Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal  Investment  Strategies
The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return, and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  or  bond  market  goes  down
- The individual stocks and bonds in the Fund do not perform as well as expected
- For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
- For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
- The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed-income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF  Balanced  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index, a widely recognized, unmanaged index of common stock and bonds prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Fund Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF  Balanced
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '98     12.42%
Worst  Quarter  (of  periods  shown)     Q4  '00     (6.79%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)

     1  year     5  years     10  years
CSIF  Balanced:  Class  A     (7.01%)     8.63%     9.30%
CSIF  Balanced:  Class  B     (8.15%)     N/A     N/A
CSIF  Balanced:  Class  C     (4.35%)     8.51%     N/A
S&P  500  Index  Monthly  Reinvested     (9.10%)     18.33%     17.44%
Lehman  Aggregate  Bond  Index  TR     11.63%     6.46%     7.96%
Lipper  Balanced  Fund  Index     2.39%     11.80%     12.45%

CSIF  Equity
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     Atlanta  Capital  Management  Company,  L.L.C.
Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal  Investment  Strategies
The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down
-     The  individual  stocks  in  the  Fund  do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF  Equity  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF  Equity
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '98     26.98%
Worst  Quarter  (of  periods  shown)     Q3  '98     (17.56%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)

     1  year      5  years      10  years
CSIF  Equity:  Class  A     6.31%     16.09%     11.65%
CSIF  Equity:  Class  B     5.66%     N/A     N/A
CSIF  Equity:  Class  C     9.73%     16.01%     N/A
S&P  500  Index  Monthly  Reinvested     (9.10%)     18.33%     17.44%
Lipper  Multi-Cap  Core  Index     (3.34%)     16.08%     16.19%

Calvert  Social  Index  Fund
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     World  Asset  Management,  L.L.C.

Objective
Calvert Social Index Fund seeks to match the performance of the Calvert Social Index , which measures the investment return of large- and mid-capitalization stocks.

Principal  investment  strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert  Social  Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2000, there were 641 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

PRINCIPAL  RISKS
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-  The  stock  market  or  the  Calvert  Social  Index  goes  down
- The individual stocks in the Fund or the Index do not perform as well as expected
- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  enhanced  equity
(Note:  formerly  known  as  CSIF  Managed  Index)
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     State  Street  Global  Advisors

Objective
CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  Investment  Strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis- -vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $131 billion.

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-     The  stock  market  or  the  Russell  1000  Index  goes  down
- The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
-      An  index fund has operating expenses; a market index does not.  The Fund
- while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

Tracking  the  Index
The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF  Enhanced  Equity  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Class A shares for each calendar year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large-Cap Core Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF  Enhanced  Equity
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '99     14.59%
Worst  Quarter  (of  periods  shown)     Q4  '00     (7.36%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)

     1  year     5  years     10  years
CSIF  Enhanced  Equity:  Class  A1     (8.82%)     N/A     N/A
CSIF  Enhanced  Equity:  Class  B     (10.09%)     N/A     N/A
CSIF  Enhanced  Equity:  Class  C     (6.23%)     N/A     N/A
Russell  1000  Index     (7.79%)     N/A     N/A
Lipper  Large-Cap  Core  Index     (7.37%)     N/A     N/A

1Since inception "A" (4/30/98) 6.59%; Russell 1000 8.29%; and Lipper Large-Cap Core Index 7.88%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert  Large  Cap  Growth
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     Bridgeway  Capital  Management,  Inc.
Investment  Objective
Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal  Investment  Strategies
The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund has been invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

Socially  Responsible  Investment  Criteria
The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."


Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-  The  stock  market  goes  down
-  The  individual  stocks  in  the  Fund  do  not  perform  as well as expected
- The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table*
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Large Cap Growth Index. Class A, B and C shares have an actual inception date of 10/31/00. However, Class I Shares (not offered in this prospectus) have an inception date of 8/5/94. In the chart and table below, performance results before 10/31/00 are for Class I. Because Class I had lower expenses, its performance was higher than Class A, B or C would have realized in the same period. Current expenses for Class A shares are capped at the same level as the Bridgeway Social Responsibility Portfolio incurred for the year ended 6/30/00. Performance for Class B and C Shares has been restated to show their current level of expenses. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The return for the Fund's classes of shares offered by this prospectus will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

* Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio.

Calvert  Large  Cap  Growth
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '99     40.66%
Worst  Quarter  (of  periods  shown)     Q4  '00     (16.66%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)
     1  year     5  years      10  years1
Calvert  Large  Cap  Growth  Fund  Class  A     (19.58%)     19.65%     N/A
Calvert  Large  Cap  Growth  Fund  Class  B     (20.69%)     19.41%     N/A
Calvert  Large  Cap  Growth  Fund  Class  C     (16.98%)     19.72%     N/A
Lipper  Large  Cap  Growth  Index     (19.68%)     17.85%     N/A
S&P  500  Index     (9.10%)     18.33%     N/A


1Since inception (8/31/94): Calvert Large Cap Growth Fund Class A 19.14%; Lipper Large Cap
Growth Index 18.82%; and S&P 500 Index 19.63%. The month-end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert  Capital  Accumulation
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     Brown  Capital  Management,  Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  Investment  Strategies
Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.)

The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard & Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down
-     The  individual  stocks  in  the  Fund  do not perform as well as expected
- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Capital  Accumulation  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Capital  Accumulation
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '98     25.03%
Worst  Quarter  (of  periods  shown)     Q3  '99     (14.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)
     1  year     5  years     10  years
Capital  Accumulation:  Class  A1     4.90%     13.96%     N/A
Capital  Accumulation:  Class  B     4.36%     N/A     N/A
Capital  Accumulation:  Class  C     8.39%     14.01%     N/A
S&P  Mid-Cap  400  Index     17.50%     20.41%     N/A
Lipper  Mid-Cap  Growth  Index     (16.13%)     15.73%     N/A

1     Since  inception  "A"  (10/31/94)  17.39%;  S&P  Mid Cap 400 Index 20.72%;
and  Lipper  Mid-Cap  Growth  Index  18.54%.

Calvert  World  Values
International  Equity
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     Murray  Johnstone  International,  Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal  Investment  Strategies
The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.


The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  markets  go  down  (including  markets  outside  the  U.S.)
-     The  individual  stocks  in  the  Fund  do not perform as well as expected
-     Foreign  currency  values  go  down  versus  the  U.S.  dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF  International  Equity  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Fund Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CWVF  International  Equity
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '99     20.38%
Worst  Quarter  (of  periods  shown)     Q3  '98     (14.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)
     1  year     5  years     10  years
CWVF  International  Equity:  Class  A1     (21.70%)     7.14%     N/A
CWVF  International  Equity:  Class  B     (22.78%)     N/A     N/A
CWVF  International  Equity:  Class  C     (19.38%)     7.10%     N/A
MSCI  EAFE  Index  GD     (13.96%)     7.43%     N/A
Lipper  International  Fund  Index     (14.72%)     10.20%     N/A

1 Inception "A" (7/31/92) 7.83%; MSCI EAFE Index GD 10.40%; and Lipper International Fund Index 10.96%. The month end date of 7/31/92 is used for comparison purposes only, actual fund inception is 7/2/92.

Calvert  New  Vision  Small  Cap
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     Awad  Asset  Management,  Inc.
Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.
Principal  Investment  Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down
-     The  individual  stocks  in  the  Fund  do not perform as well as expected
- Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

New  Vision  Small  Cap  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the

Lipper Small-Cap Core Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

New  Vision  Small  Cap
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q4  '99     23.57%
Worst  Quarter  (of  periods  shown)     Q3  '98     (21.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)
     1  year     5  years     10  years
New  Vision  Small  Cap:  Class  A1     5.00%     N/A     N/A
New  Vision  Small  Cap:  Class  B     4.13%     N/A     N/A
New  Vision  Small  Cap:  Class  C     8.38%     N/A     N/A
Russell  2000  Index  TR     (3.02%)     N/A     N/A
Lipper  Small-Cap  Core  Index     (6.93%)     N/A     N/A

1  From  inception  (1/31/97)  4.09%;  Russell  2000  Index  TR  8.47%;
  Lipper  Small-Cap  Core  Index  10.54%.

CSIF  Technology
Advisor     Calvert  Asset  Management  Company,  Inc.
Subadvisor     Turner  Investment  Partners,  Inc.

Objective
CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  Investment  Strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

Principal  Risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down.
- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  individual  stocks  in  the  Fund do not perform as well as expected.
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  Bond
Advisor     Calvert  Asset  Management  Company,  Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal  Investment  Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-     The  bond  market  goes  down
-     The  individual  bonds  in  the  Fund  do  not perform as well as expected
-     The  Advisor's  forecast  as  to  interest  rates  is  not  correct
- The Advisor's allocation among different sectors of the bond market does not perform as well as expected
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF  Bond  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper A Rated Bond Fund Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF  Bond
Year-by-Year  Total  Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q3  '91     5.99%
Worst  Quarter  (of  periods  shown)     Q1  '94     (3.57%)

Average  Annual  Total  Returns  (as  of  12-31-00)
(with  maximum  sales  charge  deducted)
     1  year     5  years     10  years
CSIF  Bond:  Class  A     1.97%     4.27%     6.56%
CSIF  Bond:  Class  B     0.86%     N/A     N/A
CSIF  Bond:  Class  C     3.63%     N/A     N/A
Lehman  Aggregate  Bond  Index  TR     11.63%     6.46%     7.96%
Lipper  A  Rated  Bond  Fund  Index     10.31%     5.49%     7.72%

CSIF  Money  Market
Advisor     Calvert  Asset  Management  Company,  Inc.

Objective
CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria.

Principal  Investment  Strategies
The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CSIF  Money  Market  Performance
The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Fund Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.



CSIF  Money  Market
Year-by-Year  Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)     Q1  '91     1.63%
Worst  Quarter  (of  periods  shown)     Q2  '93     0.59%

Average  Annual  Total  Returns  (as  of  12-31-00)

     1  year     5  years     10  years
CSIF  Money  Market     5.81%     5.03%     4.54%
Lipper  Money  Market  Fund  Index     5.94%     5.18%     4.71%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

Shareholder  Fees  (fees  paid  directly     from  your  account)

CSIF  Balanced,  Equity,  Enhanced  Equity,
&  Technology;  Large  Cap  Growth,
Capital  Accumulation,  CWVF  Int'l
Equity,  and  New  Vision  Small  Cap          Class  A     Class  B     Class C
Maximum  sales  charge  (load)
imposed  on  purchases          4.75%     None     None
(as  a  percentage  of
offering  price)

Maximum  deferred  sales
charge  (load)
(as  a  percentage  of  purchase          None2     5%5     1%7
or  redemption  proceeds,
whichever  is  lower)

Account  maintenance  fee
(applies only to Enhanced Equity for          $15/year     $15/year     $15/year
regular  accounts  under  $5,000;  IRA
accounts  under  $1,000  and  Large  Cap
Growth  for  all  accounts  under  $1,000)

Calvert  Social  Index  Fund          Class  A     Class  B     Class  C
Maximum  sales  charge  (load)
imposed  on  purchases          4.75%     None     None
(as  a  percentage  of
offering  price)

Maximum  deferred  sales
charge  (load)
(as  a  percentage  of  purchase          None2     5%5     1%7
or  redemption  proceeds,
whichever  is  lower)

Redemption  Fee8          $10     $10     $10

Account  maintenance  fee
(for  regular  accounts  under          $15/year     $15/year     $15/year
$5,000;  IRA  accounts  under
$1,000)

Shareholder  Fees  (fees  paid  directly  from  your  account)  (cont'd)

CSIF  Bond          Class  A     Class  B     Class  C
Maximum  sales  charge  (load)
imposed  on  purchases          3.75%     None     None
(as  a  percentage  of
offering  price)

Maximum  deferred  sales
charge  (load)
(as  a  percentage  of  purchase          None2     4%6     1%7
or  redemption  proceeds,
whichever  is  lower)


CSIF  Money  Market               (Class  O)
Maximum  sales  charge  (load)      imposed  on  purchases          None
(as  a  percentage  of  offering  price)

Maximum  deferred  sales  charge  (load)
(as  a  percentage  of  purchase  or  redemption          None
proceeds,  whichever  is  lower)

Account  maintenance  fee               $3/mo.
(for  accounts  under  $1,000)



Annual  Fund  Operating  Expenses1  (deducted  from  fund  assets)


CSIF  Balanced          Class  A     Class  B     Class  C
Management  fees     0.70%     0.70%     0.70%
Distribution  and  service  (12b-1)  fees     0.24%     1.00%     1.00%
Other  expenses     0.25%     0.50%     0.49%
Total  annual  fund  operating  expenses     1.19%     2.20%     2.19%

Annual  Fund  Operating  Expenses1  (deducted  from  fund  assets)


CSIF  Equity          Class  A     Class  B     Class  C
Management  fees     0.70%     0.70%     0.70%
Distribution  and  service  (12b-1)  fees     0.23%     1.00%     1.00%
Other  expenses     0.33%     0.50%     0.45%
Total  annual  fund  operating  expenses     1.26%     2.20%     2.15%

Calvert  Social  Index  Fund9          Class  A     Class  B     Class  C
Management  fees     0.45%     0.45%     0.45%
Distribution  and  service  (12b-1)  fees     0.25%     1.00%     1.00%
Other  expenses     0.39%     0.39%     0.39%
Total  annual  fund  operating  expenses     1.09%     1.84%     1.84%
Fee  waiver  and/or  expense  reimbursement3     (0.34%)     (0.09%)     (0.09%)
Net  expenses4     0.75%     1.75%     1.75%

CSIF  Enhanced  Equity          Class  A     Class  B     Class  C
Management  fees     0.75%     0.75%     0.75%
Distribution  and  service  (12b-1)  fees     0.25%     1.00%     1.00%
Other  expenses     0.52%     0.66%     0.60%
Total  annual  fund  operating  expenses     1.52%     2.41%     2.35%
Fee  waiver  and/or  expense  reimbursement3     (0.27%)     -     -
Net  expenses4     1.25%     -     -

Calvert  Large  Cap  Growth9          Class  A     Class  B     Class  C
Management  fees     1.15%     1.15%     1.15%
Distribution  and  service  (12b-1)  fees     0.25%     1.00%     1.00%
Other  expenses     0.68%     1.22%     1.08%
Total  annual  fund  operating  expenses     2.08%     3.37%     3.23%
Fee  waiver  and/or  expense  reimbursement3     (0.33%)     (0.62%)     (0.48%)
Net  expenses4     1.75%     2.75%     2.75%

Annual  Fund  Operating  Expenses1  (deducted  from  fund  assets)

Calvert  Capital  Accumulation          Class  A     Class  B     Class  C
Management  fees     0.90%     0.90%     0.90%
Distribution  and  service  (12b-1)  fees     0.35%     1.00%     1.00%
Other  expenses     0.42%     0.59%     0.57%
Total  annual  fund  operating  expenses     1.67%     2.49%     2.47%

CWVF  International  Equity          Class  A     Class  B     Class  C
Management  fees     1.10%     1.10%     1.10%
Distribution  and  service  (12b-1)  fees     0.25%     1.00%     1.00%
Other  expenses     0.46%     0.94%     0.65%
Total  annual  fund  operating  expenses     1.81%     3.04%     2.75%

Calvert  New  Vision  Small  Cap          Class  A     Class  B     Class  C
Management  fees     1.00%     1.00%     1.00%
Distribution  and  service  (12b-1)  fees     0.25%     1.00%     1.00%
Other  expenses     0.54%     0.97%     0.68%
Total  annual  fund  operating  expenses     1.79%     2.97%     2.68%

CSIF  Technology9          Class  A     Class  B     Class  C
Management  fees     1.50%     1.50%     1.50%
Distribution  and  service  (12b-1)  fees     0.25%     1.00%     1.00%
Other  expenses     0.67%     0.96%     0.96%
Total  annual  fund  operating  expenses     2.45%     3.46%     3.46%
Fee  waiver  and/or  expense  reimbursement3     (0.32%)     (0.36%)     (0.36%)
Net  expenses4     2.10%     3.10%     3.10%

Annual  Fund  Operating  Expenses1  (deducted  from  fund  assets)

CSIF  Bond9          Class  A     Class  B     Class  C
Management  fees     0.65%     0.65%     0.65%
Distribution  and  service  (12b-1)  fees     0.20%     1.00%     1.00%
Other  expenses     0.39%     0.65%     0.84%
Total  annual  fund  operating  expenses     1.24%     2.30%     2.49%


CSIF  Money  Market               Class  O
Management  fees          0.50%
Distribution  and  service  (12b-1)  fees          -
Other  expenses          0.34%
Total  annual  fund  operating  expenses          0.84%

Explanation  of  Fees  and  Expenses  Table
1 Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Large Cap Growth Fund, the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for the Large Cap Growth Fund are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

2 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" - Class A).

3 Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through the following dates: November 1, 2001 for Calvert Large Cap Growth Fund (Class A, B and C) and January 31, 2002 for CSIF Enhanced Equity Portfolio (Class A), CSIF Technology Portfolio (Class A, B and
C), and Calvert Social Index Fund (Class A, B and C). This is the maximum amount of operating expenses that can be charged to these Funds for these periods. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
4 The contractual expense caps are as follows: for Calvert Social Index Fund, 0.75% for Class A, 1.75% for Class B, and 1.75% for Class C; for Calvert Large Cap Growth, 1.50% for Class A, 2.50% for Class B, and 2.50% for Class C; for CSIF Enhanced Equity, 1.25% for Class A, and for CSIF Technology, 2.10% for Class A, 3.10% for Class B, and 3.10% for Class C.
5 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge." 6 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

7 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."
8 The redemption fee (not charged on omnibus accounts) is deducted from your redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee will not exceed 2% of the redemption amount.
9 Expenses for Calvert Social Index Fund, Calvert Large Cap Growth and CSIF Technology are based on estimates for the Fund's current fiscal year; expenses for CSIF Bond are restated for the upcoming fiscal year.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-     You  invest  $10,000  in  the  Fund  for  the  time  periods  indicated;
-     Your  investment  has  a  5%  return  each  year;  and
-     The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class  A`          (with  redemption)
Class  A            (no  redemption)
 Class  B         (with  redemption)
Class  B            (no  redemption)
Class  C         (with  redemption
Class  C            (no  redemption)


Number  of  Years
Investment  is  Held
CSIF  Balanced
     1     $591     $591     $723     $223     $322     $222
     3     835     835     1,088     688     685     685
     5     1,098     1,098     1,380     1,180     1,175     1,175
     10     1,850     1,850     2,278     2,278     2,524     2,524
CSIF  Equity
     1     597     597     723     223     318     218
     3     856     856     1,088     688     673     673
     5     1,134     1,134     1,380     1,180     1,154     1,154
     10     1,925     1,925     2,296     2,296     2,483     2,483
Calvert  Social  Index
     1     558     548     688     178     288     178
     3     783     773     980     570     580     570
CSIF  Enhanced  Equity
     1     596     596     744     244     338     238
     3     907     907     1,151     751     733     733
     5     1,240     1,240     1,485     1,285     1,255     1,255
     10     2,180     2,180     2,526     2,526     2,686     2,686

Calvert  Large  Cap
Growth
1          644     644     778     278     378     278
3          1,066     1,066     1,379     979     950     950

Class  A`          (with  redemption)
Class  A            (no  redemption)
 Class  B         (with  redemption)
Class  B            (no  redemption)
Class  C         (with  redemption
Class  C            (no  redemption)


Capital  Accumulation
     1     $637     $637     $733     $233     $350     $250
     3     976     976     1,118     718     770     770
     5     1,339     1,339     1,430     1,230     1,316     1,316
     10     2,357     2,357     2,478     2,478     2,806     2,806

CWVF  International
Equity
     1     650     650     807     307     378     278
     3     1,017     1,017     1,339     939     853     853
     5     1,408     1,408     1,796     1,596     1,454     1,454
     10     2,501     2,501     3,068     3,068     3,080     3,080

Calvert  New  Vision
Small  Cap
     1     648     648     800     300     371     271
     3     1,012     1,012     1,318     918     832     832
     5     1,399     1,399     1,762     1,562     1,420     1,420
     10     2,480     2,480     3,012     3,012     3,012     3,012
CSIF  Technology
     1     678     678     813     313     413     313
     3     1,165     1,165     1,429     1,029     1,029     1,029
CSIF  Bond
     1     497     497     633     233     352     252
     3     754     754     918     718     776     776
     5     1,030     1,030     1,230     1,230     1,326     1,326
     10     1,819     1,819     2,124     2,124     2,826     2,826


CSIF  Money  Market  (Class  O)
     1     $86
     3     268
     5     466
     10     1,037

Investment  Practices  and  Risks
The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier along with certain additional investment techniques and their risks.
For each of the investment practices listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.


Key  to  Table
J     Fund  currently  uses  as  a  principal  investment  practice
q     Permitted,  but  not  typically  used  as  a principal investment practice
     (%  of  assets  allowable,  if  restricted)
8     Not  permitted
xN     Allowed  up  to  x%  of  Fund's  net  assets
xT     Allowed  up  to  x%  of  Fund's  total  assets
NA     Not  applicable  to  this  type  of  fund

CSIF
Money  Market

CSIF
Bond

CSIF
Technology

Calvert  New  Vision  Small  Cap

CWVF  International  Equity

Capital  Accumulation

Large  Cap  Growth

CSIF
Enhanced  Equity

Calvert  Social  Index  Fund

CSIF
Equity

CSIF
Balanced

Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.
Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.


J     q     q     q     q     q     q     q     J     J     NA
     q     q     q     q     q     q     q     q     q     q     NA

Conventional  Securities
Stocks  in  General
The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.
Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.


J     J     J     J     J     J     J     J     J     NA     NA
25N     25N     5T1     8     q     25N     J     15T2     q     25N     NA
10N


1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.
2 New Vision may invest only in American Depository Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

CSIF
Money  Market

CSIF
Bond

CSIF
Technology

Calvert  New  Vision  Small  Cap

CWVF  International  Equity

Capital  Accumulation

Large  Cap  Growth

CSIF
Enhanced  Equity

Calvert  Social  Index  Fund

CSIF
Equity

CSIF
Balanced


Conventional  Securities

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines,markets, financial resources, and management experience. Risks: Market, Liquidity and Information.
Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.
Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.
Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

q     q     q     NA     q     q     q     J     J     NA     NA
     J     q     NA     NA     q     q     q     q     q     J     NA
(35N)     (35N)
     20N3     20N3     NA     NA     20N     10N3     5N3     5N3     q     35N3
NA
     J     q     q     NA     q     q     q     q     q     J     J4
lliquid  securities. Securities which cannot be readily sold because there is no
active  market.          Risks:  Liquidity,  Market  and  Transaction.
Initial Public Offerings ("IPOs"). (Equities) IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.
Risks:  Market.
Unleveraged  Derivative  Securities
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

15N     15N     15N     15N     15N     15N     15N     15N     15N     15N
10N
     q     q     NA     NA     q     q     q     q     J     NA     8
     J     q     NA     NA     q     q     q     q     q     J     J4


3  Excludes  any  high  social  impact  investments.
4     Must  be  money-market  eligible  under  SEC  Rule  2a-7.

CSIF
Money  Market

CSIF
Bond

CSIF
Technology

Calvert  New  Vision  Small  Cap

CWVF  International  Equity

Capital  Accumulation

Large  Cap  Growth

CSIF
Enhanced  Equity

Calvert  Social  Index  Fund

CSIF
Equity

CSIF
Balanced


Unleveraged  Derivative  Securities  (cont'd)
Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.
Participation interests. Securities representing an interest in another security
or  in  bank  loans.     Risks:  Credit,  Interest  Rate  and  Liquidity.
Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.


J     q     NA     NA     q     q     q     q     q     J     q4
     q     q     NA     NA     q     q     q     q     q     q     q4
     q     q     NA     NA     q     5T     5T     8     5T     q     NA

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.
Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks:Credit, Interest Rate, Extension,
Prepayment,  Market,  Leverage,  Liquidity  nd  Correlation.

5T5     5T5     NA     5T5     5T5     5T5     5T5     5T5     5T5     5T5
NA
     q     q     5N     q     5N     q     q     q     5N     q     NA
5N     5N          5N          5N     5N     5N          5N
     q     NA     NA     NA     NA     q     NA     NA     q     q     NA

4     Must  be  money-market  eligible  under  SEC Rule 2a-7.     5 Based on net
premium  payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").


Types  of  Investment  Risk

Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What  is  Indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.


Investment  Selection  Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund and Calvert Large Cap Growth:

These  Funds  seek  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Funds object to the unauthorized use of names and images that portray Native Americans in a negative light, and support the promotion of positive portrayals of all individuals and ethnic groups.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert  World  Values  International  Equity  Fund:
The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF  International  Equity  seeks  to  invest  in  companies  that:

- Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid companies with poor environmental records.

- Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF  International  Equity  seeks  to  avoid  investing  in  companies  that:

-  Contribute  to  human  rights  abuses  in  other  countries.1

- Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

- Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

- Are significantly engaged in a pattern and practice of violating the rights of indigenous people. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1     CWVF  International  Equity  may  invest  in  companies  that  operate  in
countries  with  poor  human          rights records if we believe the companies
are  making  a  positive  contribution.

Calvert  New  Vision  Small  Cap  Fund:
The Fund carefully review company policies and behavior regarding social issues important to quality of life such as:

-     environment
-     employee  relations
-     product  criteria
-     weapons  systems
-     nuclear  energy
-     human  rights

The  Fund  seeks  to  avoid  investing  in  companies  that  have:

- Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

- Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

- Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

- Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors).

-     Significantly  involved in the manufacture of tobacco or alcohol products.

-     Products or offer services that, under proper use, are considered harmful.

High  Social  Impact  Investments
CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund and Large Cap Growth
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special  Equities
CSIF  Balanced  and  Calvert  World  Values  International  Equity
CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of this Fund's assets.

Shareholder  Advocacy  and  Social  Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue  with  companies
Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy  voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About  Calvert
Calvert Asset Management Company, Inc. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("Calvert") is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert  uses  a  team  approach to its management of  CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors  and  Portfolio  Managers
Brown Capital Management, Inc.; 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc.; 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

State Street Global Advisors (SSgA); 225 Franklin St., Boston, MA 02110, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Enhanced Equity since its inception.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Equity Group. She manages a variety of SSgA's equity and tax-free funds.

Atlanta Capital Management Company, L.L.C.; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Murray Johnstone International, Ltd.; 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

Awad Asset Management, Inc. (Awad); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc.; 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. John began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC; 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc.; 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory  Fees
The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all Advisory fees (paid to Calvert) and Subadvisory fees (paid to applicable Subadvisors, if any, by Calvert or the Fund). Note, it does not include any administrative service fees.

Fund     Advisory  Fee
CSIF  Balanced     0.42%
CSIF  Equity     0.50%
Calvert  Social  Index  Fund     0.225%2
CSIF  Enhanced  Equity     0.60%1
Calvert  Large  Cap  Growth     0.70%2,3
Capital  Accumulation     0.65%
CWVF  International  Equity     0.75%
New  Vision  Small  Cap     0.75%
CSIF  Technology     1.25%2
CSIF  Bond     0.35%
CSIF  Money  Market     0.30%


1 CSIF Enhanced Equity has a recapture provision under which Calvert may elect to recapture from the fund in a later year any fees Calvert waives or expenses it assumes, subject to certain limitations.
2 The Fund has not operated for a full fiscal year. Its annual contractual rate is shown.
3      This  includes  a  0.45%  subadvisory  fee  the Fund pays directly to the
Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW  TO  BUY  SHARES

Getting  Started  -  Before  You  Open  an  Account
You  have  a  few decisions to make before you open an account in a mutual fund.

     First,  decide  which  fund  or funds best suits your needs and your goals.

     Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

     Then decide which class of shares is best for you. You should make this decision carefully, based on:

-     the  amount  you  wish  to  invest;
-     the  length  of  time  you  plan  to  keep  the  investment;  and
-     the  Class  expenses.

Choosing  a  Share  Class
CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, and C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class  A:  Front-End  Sales  Charge
For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.

Sales charge on each purchase of 4.75% or less (3.75% or less for CSIF Bond), depending on the amount you invest.




Class  A  shares  have  annual  12b-1  fee  of  up  to  0.35%.


Class  A  shares  have  lower  annual  expenses  due  to  a  lower  12b-1  fee.


Purchases of Class A shares at NAV for accounts with $1,000,000 or more will be subject to a 1.0% deferred sales charge for 1 year.
Class B: Deferred Sales Charge for 6 years (4 years for CSIF Bond) For investors who plan to hold the shares at least 6 years (4 for CSIF Bond). The expenses of this class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell (4% or less on shares of CSIF Bond you sell within 4 years of purchase).

Class  B  shares  have  an  annual  12b-1  fee  of  1.00%.

Your shares will automatically convert to Class A shares after 8 years (6 years for CSIF Bond), reducing your future annual expenses.

If you are investing more than $250,000, you should consider investing in Class A or C.
Class  C:  Deferred  Sales  Charge  for  1  year
For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee. No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.



Class  C  shares  have  an  annual  12b-1  fee  of  1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.


If  you  are  investing  more  than  $1,000,000,  you  should invest in Class A.

Class  A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

CSIF  Balanced,  Equity,  Technology,  Enhanced  Equity;
Capital  Accumulation
CWVF  International  Equity
Calvert  New  Vision  Small  Cap
Calvert  Social  Index  Fund
Calvert  Large  Cap  Growth




CSIF  Bond

Your  investment in     Sales Charge %     % of Amt.     Sales Charge %     % of
Amt.
Class  A  shares     of  offering  price     Invested     of  offering  price
Invested

Less  than  $50,000     4.75%     4.99%     3.75%     3.90%
$50,000  but  less  than  $100,000     3.75%     3.90%     3.00%     3.09%
$100,000  but  less  than  $250,000     2.75%     2.83%     2.25%     2.30%
$250,000  but  less  than  $500,000     1.75%     1.78%     1.75%     1.78%
$500,000  but  less  than  $1,000,000     1.00%     1.01%     1.00%     1.01%
$1,000,000  and  over     None5     None5     None5     None5

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges.
     This automatically applies to your account for each new purchase of Class A shares.

5 Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class  B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

CSIF  Balanced,  Equity,  Technology,  Enhanced  Equity;
Capital  Accumulation
CWVF  International  Equity
Calvert  New  Vision  Small  Cap
Calvert  Social  Index  Fund
Calvert  Large  Cap  Growth




CSIF  Bond

Time  Since  Purchase     CDSC     CDSC
1st  year     5%     4%
2nd  year     4%     3%
3rd  year     4%     2%
4th  year     3%     1%
5th  year     2%     None
6th  year     1%     None
After  6  years     None     None


Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges
The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The  CDSC  on  Class  B  Shares  will  be waived in the following circumstances:

- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.6
- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.7
- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal
Revenue  Code.
- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
- A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date.8

Class  C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Distribution  and  Service  Fees
Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

6 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
7 The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
8 This systematic withdraw plan requires a minimum account balance of $50,000 to be established.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets by particular Class.

     Maximum  Payable  under  Plan/Amount  Actually  Paid

CSIF  Money  Market     0.25%/0.00%

          Class  A     Class  B     Class  C
CSIF  Balanced     0.35%/0.24%     1.00%/1.00%     1.00%/1.00%
CSIF  Equity     0.35%/0.23%     1.00%/1.00%     1.00%/1.00%
Calvert  Social  Index  Fund     0.25%/0.25%     1.00%/1.00%     1.00%/1.00%
CSIF  Enhanced  Equity     0.25%/0.25%     1.00%/1.00%     1.00%/1.00%
Calvert  Large  Cap  Growth     0.25%/N/A     1.00%/N/A     1.00%/N/A
Capital  Accumulation     0.35%/0.35%     1.00%/1.00%     1.00%/1.00%
CWVF  International  Equity     0.35%/0.25%     1.00%/1.00%     1.00%/1.00%
New  Vision  Small  Cap     0.25%/0.25%     1.00%/1.00%     1.00%/1.00%
CSIF  Technology     0.25%/N/A     1.00%/N/A     1.00%/N/A
CSIF  Bond     0.35%/0.20%     1.00%/1.00%     1.00%/1.00%

Next  Step  -  Account  Application
Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum  To  Open  an  Account
CSIF  Balanced     $1,000
CSIF  Equity     $1,000
CSIF  Bond     $1,000
CSIF  Money  Market     $1,000

Calvert  Large  Cap  Growth     $2,000
CWVF  International  Equity     $2,000
Capital  Accumulation     $2,000
New  Vision  Small  Cap     $2,000
CSIF  Technology     $2,000

CSIF  Enhanced  Equity     $5,000
Calvert  Social  Index  Fund     $5,000  ($2,000  for  IRAs)

Minimum  additional  investments
$250;  The Funds each charge a $5.00 service fee on purchases of less than $250.

Please  make  your  check  payable  to  the  Fund  and  mail  it  to:

New  Accounts               Subsequent  investments
(include  application):          (include  investment  slip):
Calvert  Group               Calvert  Group
P.O.  Box  219544               P.O.  Box  219739
Kansas  City,  MO  64121-9544     Kansas  City,  MO  64121-9739

By  Registered,     Calvert  Group
Certified,  or     c/o  NFDS
Overnight  Mail     330  West  9th  Street
          Kansas  City,  MO  64105-1807

At the Calvert Office     Visit the Calvert Office to make investments by check.
          See  the  back  cover  page  for  the  address.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the next NAV calculated after your order is received and in good order. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $3. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest
1/1000th  of  a  share).

CSIF  Money  Market
Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER  CALVERT  FEATURES

Calvert  Information  Network
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account  Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert  Money  Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone  Transactions
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares  may  only  be  exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic  Delivery  of  Prospectuses  and  Shareholder  Reports
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined  General  Mailings  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special  Services  and  Charges
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF
Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum  Account  Balance
Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for CSIF Enhanced Equity and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a fee may be charged to your account (CSIF Money Market, $3/month; CSIF Enhanced Equity, Calvert Large Cap Growth and Calvert Social Index Fund $15/year).
If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS,  CAPITAL  GAINS,  AND  TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

CSIF  Money  Market     Accrued  daily,  paid  monthly
CSIF  Bond     Paid  monthly
CSIF  Balanced     Paid  quarterly
CSIF  Equity     Paid  annually
Calvert  Social  Index  Fund     Paid  annually
CSIF  Enhanced  Equity     Paid  annually
Calvert  Large  Cap  Growth     Paid  annually
Capital  Accumulation     Paid  annually
CWVF  International  Equity     Paid  annually
New  Vision  Small  Cap     Paid  annually
CSIF  Technology     Paid  annually

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying  a  Dividend  (Not  Applicable  to  Money  Market  Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For  Non-Money  Market  Funds
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.
If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES
You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds. Your shares will be redeemed at the next NAV calculated after your redemption request is received (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written  Requests
Calvert  Group,  P.O.  Box  219544,  Kansas  City,  MO  64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting  (CSIF  Money  Market  Portfolio  only)
You may redeem shares in your CSIF Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks) You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic  Check  Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations  and  Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through  your  Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-     The  Fund  name  and  account  number
-     The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-     Signature  guarantees  (if  required).*
-     Any  supporting  legal  documentation  that  may  be  required.
-     Any  outstanding  certificates  representing  shares  to  be  redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.


FINANCIAL  HIGHLIGHTS
The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur
Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by the predecessor auditing firm.

CSIF  Balanced
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  A  Shares          2000     1999
Net  asset  value,  beginning               $32.14     $32.45
Income  from  investment  operations
     Net  investment  income               .86     .68
     Net  realized  and  unrealized  gain  (loss)               3.08     3.03
          Total  from  investment  operations               3.94     3.71
Distributions  from
     Net  investment  income               (.80)     (.66)
     Net  realized  gains               (2.05)     (3.36)
          Total  distributions               (2.85)     (4.02)
Total  increase  (decrease)  in  net  asset  value               1.09     (.31)
Net  asset  value,  ending               $33.23     $32.14

Total  return*               12.75%     11.52%
Ratios  to  average  net  assets:
     Net  investment  income               2.58%     2.05%
     Total  expenses               1.19%     1.17%
     Expenses  before  offsets               1.19%     1.17%
     Net  expenses               1.17%     1.15%
Portfolio  turnover               184%     175%
Net  assets,  ending  (in  thousands)               $705,355     $708,655


          Years  Ended
     September  30,     September  30,     September  30,
Class  A  Shares     1998     1997     1996
Net  asset  value,  beginning          $34.88     $31.35     $32.81
Income  from  investment  operations
     Net  investment  income          .77     .83     .78
     Net  realized  and  unrealized  gain  (loss)          .92     5.61     2.28
          Total  from  investment  operations          1.69     6.44     3.06
Distributions  from
     Net  investment  income          (.76)     (.81)     (.77)
     Net  realized  gains          (3.36)     (2.10)     (3.75)
          Total  distributions          (4.12)     (2.91)     (4.52)
Total increase (decrease) in net asset value          (2.43)     3.53     (1.46)
Net  asset  value,  ending          $32.45     $34.88     $31.35

Total  return*          5.50%     21.94%     10.27%
Ratios  to  average  net  assets:
     Net  investment  income          2.27%     2.57%     2.58%
     Total  expenses          1.13%     1.14%     1.29%
     Expenses  before  offsets          1.13%     1.14%     1.28%
     Net  expenses          1.11%     1.12%     1.26%
Portfolio  turnover          185%     215%     111%
Net  assets,  ending  (in thousands)          $673,907     $675,306     $594,482

CSIF  Balanced
Financial  Highlights

          Periods  Ended
     September  30,     September  30,     September  30,
Class  B  Shares     2000     1999     1998  ##
Net  asset  value,  beginning          $31.97     $32.38     $34.37
Income  from  investment  operations
     Net  investment  income          .53     .35     0.15
     Net  realized  and unrealized gain (loss)          3.06     2.94     (1.90)
          Total  from  investment  operations          3.59     3.29     (1.75)
Distributions  from
     Net  investment  income          (.49)     (.34)     (0.24)
     Net  realized  gains          (2.05)     (3.36)     -
          Total  distributions          (2.54)     (3.70)     (0.24)
Total  increase (decrease) in net asset value          1.05     (.41)     (1.99)
Net  asset  value,  ending          $33.02     $31.97     $32.38

Total  return*          11.63%     10.15%     (5.10%)
Ratios  to  average  net  assets:
     Net  investment  income          1.60%     .85%     1.22%  (a)
     Total  expenses          2.20%     2.40%     3.59%  (a)
     Expenses      before  offsets          2.20%     2.40%     2.43%  (a)
     Net  expenses          2.18%     2.38%     2.41%  (a)
Portfolio  turnover          184%     175%     185%
Net  assets,  ending  (in  thousands)          $13,580     $9,910     $2,540

CSIF  Balanced
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  C  Shares          2000     1999
Net  asset  value,  beginning               $31.70     $32.05
Income  from  investment  operations
     Net  investment  income               .51     .36
     Net  realized  and  unrealized  gain  (loss)               3.05     2.98
          Total  from  investment  operations               3.56     3.34
Distributions  from
     Net  investment  income               (.47)     (.33)
     Net  realized  gains               (2.05)     (3.36)
          Total  distributions               (2.52)     (3.69)
Total  increase  (decrease)  in  net  asset  value               1.04     (.35)
Net  asset  value,  ending               $32.74     $31.70

Total  return*               11.64%     10.43%
Ratios  to  average  net  assets:
     Net  investment  income               1.58%     1.04%
     Total  expenses               2.19%     2.19%
     Expenses  before  offsets               2.19%     2.19%
     Net  expenses               2.17%     2.17%
Portfolio  turnover               184%     175%
Net  assets,  ending  (in  thousands)               $15,263     $13,646


          Years  Ended
     September  30,     September  30,     September  30,
Class  C  Shares     1998     1997     1996
Net  asset  value,  beginning          $34.52     $31.05     $32.60
Income  from  investment  operations
     Net  investment  income          .41     .47     .46
     Net  realized  and  unrealized  gain  (loss)          .89     5.54     2.17
          Total  from  investment  operations          1.30     6.01     2.63
Distributions  from
     Net  investment  income          (.41)     (.44)     (.43)
     Net  realized  gains          (3.36)     (2.10)     (3.75)
          Total  distributions          (3.77)     (2.54)     (4.18)
Total increase (decrease) in net asset value          (2.47)     3.47     (1.55)
Net  asset  value,  ending          $32.05     $34.52     $31.05

Total  return*          4.35%     20.56%     8.85%
Ratios  to  average  net  assets:
     Net  investment  income          1.16%     1.42%     1.34%
     Total  expenses          2.25%     2.29%     2.66%
     Expenses      before  offsets          2.25%     2.29%     2.52%
     Net  expenses          2.23%     2.27%     2.50%
Portfolio  turnover          185%     215%     111%
Net  assets,  ending  (in  thousands)          $11,483     $8,898     $6,715

CSIF  Equity
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  A  Shares          2000     1999
Net  asset  value,  beginning               $27.06     $20.36
Income  from  investment  operations
     Net  investment  income  (loss)               (.06)     (.07)
     Net  realized  and  unrealized  gain  (loss)               7.88     6.78
          Total  from  investment  operations               7.82     6.71
Distributions  from
     Net  realized  gains               (1.83)     (.01)
          Total  distributions               (1.83)     (.01)
Total  increase  (decrease)  in  net  asset  value               5.99     6.70
Net  asset  value,  ending               $33.05     $27.06

Total  return*               29.91%     32.98%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (.20%)     (.28%)
     Total  expenses               1.26%     1.22%
     Expenses  before  offsets               1.26%     1.22%
     Net  expenses               1.13%     1.10%
Portfolio  turnover               49%     51%
Net  assets,  ending  (in  thousands)               $240,844     $166,716




          Years  Ended
     September  30,     September  30,     September  30,
Class  A  Shares     1998     1997     1996
Net  asset  value,  beginning          $27.77     $22.54     $21.12
Income  from  investment  operations
     Net  investment  income  (loss)          (.04)     -     .03          Net
realized  and  unrealized  gain  (loss)          (4.01)     6.73     3.26
          Total  from  investment  operations          (4.05)     6.73     3.29
Distributions  from
     Net  investment income          -     (.01)     (.06)          Net realized
gains          (3.36)     (1.49)     (1.81)
          Total  distributions          (3.36)     (1.50)     (1.87)
Total  increase (decrease) in net asset value          (7.41)     $5.23     1.42
Net  asset  value,  ending          $20.36     $27.77     $22.54

Total  return*          (15.70%)     31.34%     16.62%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.14%)     .03%     .15%
     Total  expenses          1.16%     1.21%     1.29%
     Expenses  before  offsets          1.16%     1.21%     1.29%
     Net  expenses          1.07%     1.20%     1.27%
     Portfolio  turnover          110%     93%     118%
Net  assets,  ending  (in thousands)          $128,683     $147,002     $101,344

CSIF  Equity
Financial  Highlights
                                   Periods  Ended
     September  30,     September  30,     September  30,
Class  B  Shares     2000     1999     1998  ##
Net  asset  value,  beginning          $26.60     $20.26     $26.01
Income  from  investment  operations
     Net  investment  income  (loss)          (.23)     (.15)     (.09)
     Net  realized  and unrealized gain (loss)          7.63     6.50     (5.66)
          Total  from  investment  operations          7.40     6.35     (5.75)
Distributions  from
     Net  realized  gains          (1.83)     (.01)     --
Total  increase  (decrease) in net asset value          5.57     6.34     (5.75)
Net  asset  value,  ending          $32.17     $26.60     $20.26

Total  return*          28.78%     31.37%     (22.11%)
Ratios  to  average  net  assets:
     Net  investment  income (loss)          (1.04%)     (1.41%)     (1.55%) (a)
     Total  expenses          2.20%     2.43%     4.12%  (a)
     Expenses      before  offsets          2.20%     2.43%     3.19%  (a)
     Net  expenses          1.97%     2.21%     2.56%  (a)
Portfolio  turnover          49%     51%     110%
Net  assets,  ending  (in  thousands)          $21,416     $8,038     $1,670

CSIF  Equity
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  C  Shares          2000     1999
Net  asset  value,  beginning               $25.00     $19.00
Income  from  investment  operations.
     Net  investment  income  (loss)               (.24)     (.11)
     Net  realized  and  unrealized  gain  (loss)               7.20     6.12
          Total  from  investment  operations               6.96     6.01
Distributions  from
     Net  realized  gains               (1.83)     (.01)
Total  increase  (decrease)  in  net  asset  value               5.13     6.00
Net  asset  value,  ending               $30.13     $25.00

Total  return*               28.87%     31.66%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (1.01%)     (1.21%)
     Total  expenses               2.15%     2.22%
     Expenses  before  offsets               2.15%     2.22%
     Net  expenses               1.94%     2.01%
Portfolio  turnover               49%     51%
Net  assets,  ending  (in  thousands)               $20,086     $10,413



          Years  Ended
     September  30,     September  30,     September  30,
Class  C  Shares     1998     1997     1996
Net  asset  value,  beginning          $26.37     $21.71     $20.66
Income  from  investment  operations.
     Net  investment  income  (loss)          (.16)     (.05)     (.16)
     Net  realized  and unrealized gain (loss)          (3.85)     6.21     3.04
          Total  from  investment  operations          (4.01)     6.16     2.88
Distributions  from
     Net  investment  income          -     (.01)     (.02)
     Net  realized  gains          (3.36)     (1.49)     (1.81)
          Total  distributions          (3.36)     (1.50)     (1.83)
Total  increase  (decrease) in net asset value          (7.37)     4.66     1.05
Net  asset  value,  ending          $19.00     $26.37     $21.71

Total  return*          (16.47%)     29.84%     14.85%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.17%)     (1.08%)     (1.42%)
     Total  expenses          2.21%     2.31%     2.86%
     Expenses  before  offsets          2.21%     2.31%     2.86%
     Net  expenses          2.09%     2.30%     2.85%
Portfolio  turnover          110%     93%     118%
Net  assets,  ending  (in  thousands)          $5,981     $6,249     $2,996

Calvert  Social  Index  Fund
Financial  Highlights

               Period  Ended
               September  30,
Class  A  Shares               2000  ^^
Net  asset  value,  beginning          $15.00
Income  from  investment  operations
     Net  investment  income          -
     Net  realized  and  unrealized  gain  (loss)          (.22)
          Total  from  investment  operations          (.22)
Total  increase  (decrease)  in  net  asset  value          (.22)
Net  asset  value,  ending          $14.78

Total  return*          (1.47%)
Ratios  to  average  net  assets:
     Net  investment  income          .06%  (a)
     Total  expenses          2.94%  (a)
     Expenses  before  offsets          1.01%  (a)
     Net  expenses          .75%  (a)
Portfolio  turnover          10%
Net  assets,  ending  (in  thousands)          $2,478



               Period  Ended
               September  30,
Class  B  Shares               2000  ^^
Net  asset  value,  beginning          $15.00
Income  from  investment  operations
     Net  investment  income  (loss)          (.01)
     Net  realized  and  unrealized  gain  (loss)          (.22)
          Total  from  investment  operations          (.23)
Total  increase  (decrease)  in  net  asset  value          (.23)
Net  asset  value,  ending          $14.77

Total  return*          (1.53%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.89%)  (a)
     Total  expenses          15.72%  (a)
     Expenses  before  offsets          2.00%  (a)
     Net  expenses          1.75%  (a)
Portfolio  turnover          10%
Net  assets,  ending  (in  thousands)          $238

Calvert  Social  Index  Fund
Financial  Highlights

               Period  Ended
               September  30,
Class  C  Shares               2000  ^^
Net  asset  value,  beginning          $15.00
Income  from  investment  operations
     Net  investment  income  (loss)          (.02)
     Net  realized  and  unrealized  gain  (loss)          (.22)
          Total  from  investment  operations          (.24)
Total  increase  (decrease)  in  net  asset  value          (.24)
Net  asset  value,  ending          $14.76

Total  return*          (1.60%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.94%)  (a)
     Total  expenses          12.34%  (a)
     Expenses  before  offsets          1.99%  (a)
     Net  expenses          1.75%  (a)
Portfolio  turnover          10%
Net  assets,  ending  (in  thousands)          $228

CSIF  Enhanced  Equity
Financial  Highlights


          Periods  Ended
     September  30,     September  30,     September  30,
Class  A  Shares     2000     1999     1998  ###
Net  asset  value,  beginning          $16.83     $13.54     $15.00
Income  from  investment  operations
     Net  investment  income  (loss)          (.02)     .03     .02
     Net  realized  and unrealized gain (loss)          3.11     3.31     (1.48)
          Total  from  investment  operations          3.09     3.34     (1.46)
Distributions  from
     Net  investment  income          (.01)     (.05)     --
Total  increase  (decrease) in net asset value          3.08     3.29     (1.46)
Net  asset  value,  ending          $19.91     $16.83     $13.54
Total  return*          18.39%     24.68%     (9.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.14%)     .14%     .42%  (a)
     Total  expenses          1.52%     1.59%     1.86%  (a)
     Expenses  before  offsets          1.33%     1.31%     1.01%  (a)
     Net  expenses          1.25%     1.25%     .95%  (a)
Portfolio  turnover          43%     56%     27%
Net  assets,  ending  (in  thousands)          $21,239     $12,257     $4,401



          Periods  Ended
     September  30,     September  30,     September  30,
Class  B  Shares     2000     1999     1998  ###
Net  asset  value,  beginning          $16.58     $13.48     $15.00
Income  from  investment  operations
     Net  investment  income  (loss)          (.16)     (.11)     (.03)
     Net  realized  and unrealized gain (loss)          2.99     3.21     (1.49)
          Total  from  investment  operations          2.83     3.10     (1.52)
Total  increase  (decrease) in net asset value          2.83     3.10     (1.52)
Net  asset  value,  ending          $19.41     $16.58     $13.48

Total  return*          17.07%     23.00%     (10.13%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.21%)     (1.11%)     (.98%) (a)
     Total  expenses          2.41%     2.67%     5.61%  (a)
     Expenses      before  offsets          2.41%     2.56%     2.56%  (a)
     Net  expenses          2.32%     2.50%     2.50%  (a)
Portfolio  turnover          43%     56%     27%
Net  assets,  ending  (in  thousands)          $6,531     $4,078     $975

CSIF  Enhanced  Equity
Financial  Highlights


          Periods  Ended
     September  30,     September  30,     September  30,
Class  C  Shares     2000     1999     1998  ^
Net  asset  value,  beginning          $16.62     $13.52     $14.52
Income  from  investment  operations
     Net  investment  income  (loss)          (.14)     (.09)     (.02)
     Net  realized  and  unrealized gain (loss)          3.00     3.19     (.98)
          Total  from  investment  operations          2.86     3.10     (1.00)
Total  increase  (decrease) in net asset value          2.86     3.10     (1.00)
Net  asset  value,  ending          $19.48     $16.62     $13.52
Total  return*          17.21%     22.93%     (6.89%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.15%)     (1.12%)     (.96%) (a)
     Total  expenses          2.35%     2.68%     4.82%  (a)
     Expenses  before  offsets          2.35%     2.56%     2.56%  (a)
     Net  expenses          2.27%     2.50%     2.50%  (a)
Portfolio  turnover          43%     56%     27%
Net  assets,  ending  (in  thousands)          $4,674     $2,454     $397

Calvert  Capital  Accumulation
Financial  Highlights
     Years  Ended
          September  30,     September  30,
Class  A  Shares          2000     1999
Net  asset  value,  beginning          $25.88     $25.43
Income  from  investment  operations
     Net  investment  income  (loss)          (.32)     (.32)
     Net  realized  and  unrealized  gain  (loss)          11.29     4.25
          Total  from  investment  operations          10.97     3.93
Distributions  from
     Net  realized  gain          (0.51)     (3.48)
          Total  distributions          (0.51)     (3.48)
Total  increase  (decrease)  in  net  asset  value          10.46     .45
Net  asset  value,  ending          $36.34     $25.88

Total  return*          42.91%     14.91%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.12%)     (1.26%)
     Total  expenses          1.67%     1.73%
     Expenses  before  offsets          1.67%     1.73%
     Net  expenses          1.54%     1.58%
Portfolio  turnover          116%     88%
Net  assets,  ending  (in  thousands)          $141,639     $102,508


          Years  Ended
     September  30,     September  30,     September  30,
Class  A  Shares     1998     1997     1996
Net  asset  value,  beginning          $27.21     $22.55     $21.48
Income  from  investment  operations
     Net  investment  income  (loss)          (.25)     (.25)     (.24)
     Net  realized  and  unrealized  gain  (loss)          .96     4.91     1.88
          Total  from  investment  operations          .71     4.66     1.64
Distributions  from
     Net  investment  income          (2.49)     -     -
     Net  realized  gain          -     -     (.57)
          Total  distributions          (2.49)     -     (.57)
Total  increase  (decrease) in net asset value          (1.78)     4.66     1.07
Net  asset  value,  ending          $25.43     $27.21     $22.55

Total  return*          3.37%     20.67%     7.92%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.08%)     (1.09%)     (1.56%)
     Total  expenses          1.74%     1.91%     2.16%
     Expenses  before  offsets          1.74%     1.91%     2.16%
     Net  expenses          1.61%     1.85%     1.98%
Portfolio  turnover          77%     126%     114%
Net  assets,  ending  (in  thousands)          $75,068     $54,751     $39,834

Calvert  Capital  Accumulation
Financial  Highlights
          Periods  Ended
     September  30,     September  30,     September  30,
Class  B  Shares     2000     1999     1998  ##
Net  asset  value,  beginning          $25.46     $25.28     $28.39
Income  from  investment  operations
     Net  investment  income  (loss)          (.52)     (.41)     (.16)
     Net  realized and unrealized gain (loss)          11.04     4.07     (2.95)
          Total  from  investment  operations          10.52     3.66     (3.11)
Distributions  from
     Net  realized  gain          (.51)     (3.48)     -
          Total  distributions          (.51)     (3.48)     -
Total  increase  (decrease) in net asset value          10.01     .18     (3.11)
Net  asset  value,  ending          $35.47     $25.46     $25.28

Total  return*          41.84%     13.85%     (10.95)%
Ratios  to  average  net  assets:
     Net  investment  income (loss)          (1.88%)     (2.11%)     (2.62%) (a)
     Total  expenses          2.49%     2.67%     3.57%  (a)
     Expenses  before  offsets          2.49%     2.67%     3.31%  (a)
     Net  expenses          2.30%     2.42%     3.01%  (a)
Portfolio  turnover          116%     88%     77%
Net  assets,  ending  (in  thousands)          $16,435     $9,445     $3,311

Calvert  Capital  Accumulation
Financial  Highlights
     Years  Ended
          September  30     September  30,
Class  C  Shares          2000     1999
Net  asset  value,  beginning          $24.76     $24.63
Income  from  investment  operations
     Net  investment  income  (loss)          (.50)     (.51)
     Net  realized  and  unrealized  gain  (loss)          10.73     4.12
          Total  from  investment  operations          10.23     3.61
Distributions  from
     Net  realized  gain          (.51)     (3.48)
          Total  distributions          (.51)     (3.48)
Total  increase  (decrease)  in  net  asset  value          9.72     .13
Net  asset  value,  ending          $34.48     $24.76

Total  return*          41.91%     14.02%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.87%)     (2.04%)
     Total  expenses          2.47%     2.56%
     Expenses  before  offsets          2.47%     2.56%
     Net  expenses          2.29%     2.35%
Portfolio  turnover          116%     88%
Net  assets,  ending  (in  thousands)          $13,769     $9,021


          Years  Ended
     September  30,     September  30,     September  30,
Class  C  Shares     1998     1997     1996
Net  asset  value,  beginning          $26.64     $22.34     $21.55
Income  from  investment  operations
     Net  investment  income  (loss)          (.40)     (.47)     (.55)
     Net  realized  and  unrealized  gain  (loss)          .88     4.77     1.91
          Total  from  investment  operations          .48     4.30     1.36
Distributions  from
     Net  investment  income          -     -     -
     Net  realized  gain          (2.49)     -     (.57)
          Total  distributions          (2.49)     -     (.57)
Total  increase  (decrease)  in net asset value          (2.01)     4.30     .79
Net  asset  value,  ending          $24.63     $26.64     $22.34

Total  return*          2.52%     19.25%     6.56%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.98%)     (2.30%)     (2.82%)
     Total  expenses          2.75%     3.11%     3.42%
     Expenses  before  offsets          2.75%     3.11%     3.42%
     Net  expenses          2.50%     3.05%     3.24%
Portfolio  turnover          77%     126%     114%
Net  assets,  ending  (in  thousands)          $6,548     $4,184     $3,164

Calvert  World  Values  International  Equity  Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  A  Shares          2000     1999
Net  asset  value,  beginning          $21.89     $18.57
Income  from  investment  operations
     Net  investment  income  (loss)          (.03)     .01
     Net  realized  and  unrealized  gain  (loss)          .87     4.94
          Total  from  investment  operations          .84     4.95
Distributions  from
     Net  investment  income          -     (.07)
     Net  realized  gains          (.96)     (1.56)
          Total  distributions          (.96)     (1.64)
Total  increase  (decrease)  in  net  asset  value          (.12)     3.32
Net  asset  value,  ending          $21.77     $21.89

Total  return*          3.36%     27.53%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.15%)     .04%
     Total  expenses          1.81%     1.87%
     Expenses  before  offsets          1.81%     1.87%
     Net  expenses          1.73%     1.83%
Portfolio  turnover          76%     82%
Net  assets,  ending  (in  thousands)          $238,646     $231,516


          Years  Ended
     September  30,     September  30,     September  30,
Class  A  Shares     1998     1997     1996
Net  asset  value,  beginning          $22.06     $18.62     $17.62
Income  from  investment  operations
     Net  investment  income          .06     .10     .04
     Net  realized  and unrealized gain (loss)          (2.11)     3.81     1.53
          Total  from  investment  operations     .     (2.05)     3.91     1.57
Distributions  from
     Net  investment  income          (.06)     (.05)     (.13)
     Net  realized  gains          (1.38)     (.42)     (.44)
          Total  distributions          (1.44)     (.47)     (.57)
Total  increase  (decrease) in net asset value          (3.49)     3.44     1.00
Net  asset  value,  ending          $18.57     $22.06     $18.62

Total  return*          (9.29%)     21.44%     9.22%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          .27%     .51%     .23%
     Total  expenses          1.86%     1.91%     1.95%
     Expenses  before  offsets          1.86%     1.91%     1.95%
     Net  expenses          1.80%     1.76%     1.81%
Portfolio  turnover          84%     58%     96%
Net  assets,  ending  (in thousands)          $195,192     $225,169     $194,032

Calvert  World  Values  International  Equity
Financial  Highlights

                                   Periods  Ended
     September  30,     September  30,     September  30,
Class  B  Shares     2000     1999     1998  ##
Net  asset  value,  beginning          $21.56     $18.48     $21.83
Income  from  investment  operations
     Net  investment  income  (loss)          (.23)     (.15)     (.05)
     Net  realized  and  unrealized gain (loss)          .83     4.79     (3.30)
          Total  from  investment  operations          .60     4.64     (3.35)
Distributions  from:
     Net  realized  gains          (.96)     (1.56)     --
     Total  distributions          (.96)     (1.56)     --
Total  increase (decrease) in net asset value          (.36)     3.08     (3.35)
Net  asset  value,  ending          $21.20     $21.56     $18.48

Total  return*          2.28%     25.84%     (15.35%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.29%)     (1.20%)     (.99%)(a)
     Total  expenses          3.04%     3.62%     6.11%(a)
     Expenses  before  offsets          3.04%     3.20%     3.22%(a)
     Net  expenses          2.96%     3.16%     3.16%(a)
Portfolio  turnover          76%     82%     84%
Net  assets,  ending  (in  thousands).          $5,577     $3,133     $879

Calvert  World  Values  International  Equity  Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  C  Shares          2000     1999
Net  asset  value,  beginning          $20.81     $17.83
Income  from  investment  operations
     Net  investment  income  (loss)          (.22)     (.17)
     Net  realized  and  unrealized  gain  (loss)          .83     4.71
          Total  from  investment  operations          .61     4.54
Distributions  from:
     Net  realized  gains          (.96)     (1.56)
          Total  distributions          (.96)     (1.56)
Total  increase  (decrease)  in  net  asset  value          (.35)     2.98
Net  asset  value,  ending          $20.46     $20.81

Total  return*          2.41%     26.25%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.06%)     (.92%)
     Total  expenses          2.75%     2.83%
     Expenses  before  offsets          2.75%     2.83%
     Net  expenses          2.67%     2.80%
Portfolio  turnover          76%     82%
Net  assets,  ending  (in  thousands)          $11,278     $9,777







          Years  Ended
     September  30,     September  30,     September  30,
Class  C  Shares     1998     1997     1996
Net  asset  value,  beginning          $21.39     $18.20     $17.28
Income  from  investment  operations
     Net  investment  income  (loss)          (.13)     (.07)     (.15)
     Net  realized  and unrealized gain (loss)          (2.05)     3.68     1.51
          Total  from  investment  operations     .     (2.18)     3.61     1.36
Distributions  from
     Net  realized  gains          (1.38)     (.42)     (.44)
          Total  distributions          (1.38)     (.42)     (.44)
Total  increase  (decrease)  in net asset value          (3.56)     3.19     .92
Net  asset  value,  ending          $17.83     $21.39     $18.20

Total  return*          (10.22%)     20.22%     8.07%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.79%)     (.42%)     (.88%)
     Total  expenses          2.91%     2.91%     3.08%
     Expenses  before  offsets          2.91%     2.91%     3.08%
     Net  expenses          2.85%     2.76%     2.93%
Portfolio  turnover          84%     58%     96%
Net  assets,  ending  (in  thousands)          $8,043     $8,799     $6,779

Calvert  New  Vision  Small  Cap
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  A  Shares          2000     1999
Net  asset  value,  beginning          $13.49     $12.04
Income  from  investment  operations
     Net  investment  income  (loss)          (.13)     (.05)
     Net  realized  and  unrealized  gain  (loss)          5.07     1.50
          Total  from  investment  operations          4.94     1.45
Total  increase  (decrease)  in  net  asset  value          4.94     1.45
Net  asset  value,  ending          $18.43     $13.49
Total  return*          36.62%     12.04%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.82%)     (.39%)
     Total  expenses          1.79%     1.96%
     Expenses  before  offsets          1.76%     1.93%
     Net  expenses          1.50%     1.66%
Portfolio  turnover          113%     68%
Net  assets,  ending  (in  thousands)          $79,641     $52,961

                         Periods  Ended
          September  30,     September  30,
Class  A  Shares          1998     1997  #
Net  asset  value,  beginning          $15.65     $15.00
Income  from  investment  operations
     Net  investment  income  (loss)          (.02)     (.05)
     Net  realized  and  unrealized  gain  (loss)          (3.55)     .70
          Total  from  investment  operations          (3.57)     .65
Distributions  from
     Net  realized  gain          (.04)     -
          Total  distributions           (.04)     -
Total  increase  (decrease)  in  net  asset  value          (3.61)     .65
Net  asset  value,  ending          $12.04     $15.65
Total  return*          (22.86%)     4.33%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (.17%)     (.71%)  (a)
     Total  expenses          1.88%     4.72%  (a)
     Expenses  before  offsets          1.82%     1.36%  (a)
     Net  expenses          1.71%     .90%  (a)
Portfolio  turnover          68%     196%
Net  assets,  ending  (in  thousands)          $61,765     $3,260

Calvert  New  Vision  Small  Cap
Financial  Highlights

          Periods  Ended
     September  30,     September  30,     September  30,
Class  B  Shares     2000     1999     1998  ##
Net  asset  value,  beginning          $13.29     $12.01     $16.18
Income  from  investment  operations
     Net  investment  income  (loss)          (.30)     (.15)     (.05)
     Net  realized  and unrealized gain (loss)          4.97     1.43     (4.12)
          Total  from  investment  operations          4.67     1.28     (4.17)
Total  increase  (decrease) in net asset value          4.67     1.28     (4.17)
Net  asset  value,  ending          $17.96     $13.29     $12.01

Total  return*          35.14%     10.66%     (25.77%)
Ratios  to  average  net  assets:
     Net  investment  income (loss)          (1.86%)     (1.68%)     (1.39%) (a)
     Total  expenses          2.97%     3.87%     7.68%  (a)
     Expenses  before  offsets          2.94%     3.33%     3.40%  (a)
     Net  expenses          2.52%     2.93%     2.99%  (a)
Portfolio  turnover          113%     68%     68%
Net  assets,  ending  (in  thousands)          $4,484     $1,504     $523

Calvert  New  Vision  Small  Cap
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  C  Shares          2000     1999
Net  asset  value,  beginning          $13.27     $11.95
Income  from  investment  operations
     Net  investment  income  (loss)          (.26)     (.22)
     Net  realized  and  unrealized  gain  (loss)          4.98     1.54
          Total  from  investment  operations          4.72     1.32
Total  increase  (decrease)  in  net  asset  value          4.72     1.32
Net  asset  value,  ending          $17.99     $13.27

Total  return*          35.57%     11.05%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.66%)     (1.27%)
     Total  expenses          2.68%     2.87%
     Expenses  before  offsets          2.65%     2.84%
     Net  expenses          2.33%     2.53%
Portfolio  turnover          113%     68%
Net  assets,  ending  (in  thousands)          $8,799     $6,215



     Periods  Ended
          September  30,     September  30,
Class  C  Shares          1998     1997  #
Net  asset  value,  beginning          $15.62     $15.00
Income  from  investment  operations
     Net  investment  income  (loss)          (.15)     (.10)
     Net  realized  and  unrealized  gain  (loss)          (3.48)     .72
          Total  from  investment  operations          (3.63)     .62
Distributions  from
     Net  realized  gain          (.04)     -
          Total  distributions          (.04)     -
Total  increase  (decrease)  in  net  asset  value          (3.67)     .62
Net  asset  value,  ending          $11.95     $15.62

Total  return*          (23.31%)     4.13%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.15%)     (.95%)(a)
     Total  expenses          2.94%     10.91%(a)
     Expenses  before  offsets          2.78%     1.47%(a)
     Net  expenses          2.64%     1.15%(a)
Portfolio  turnover          68%     196%
Net  assets,  ending  (in  thousands)          $7,097     $318

CSIF  Bond
Financial  Highlights

     Years  Ended
          September  30,     September  30,
Class  A  Shares          2000     1999
Net  asset  value,  beginning               $15.59     $16.88
Income  from  investment  operations
     Net  investment  income               1.06     .93
     Net  realized  and  unrealized  gain  (loss)               (.20)     (.74)
          Total  from  investment  operations               .86     .19
Distributions  from
     Net  investment  income               (1.06)     (.93)
     Net  realized  gains               (.01)     (.55)
          Total  distributions               (1.07)     (1.48)
Total  increase  (decrease)  in  net  asset value               (.21)     (1.29)
Net  asset  value,  ending               $15.38     $15.59

Total  return*               5.76%     1.18%
Ratios  to  average  net  assets:
     Net  investment  income               6.90%     5.79%
     Total  expenses               1.20%     1.13%
     Expenses  before  offsets               1.20%     1.13%
     Net  expenses               1.16%     1.09%
Portfolio  turnover               1,011%     570%
Net  assets,  ending  (in  thousands)               $71,525     $66,944


          Years  Ended
     September  30,     September  30,     September  30,
Class  A  Shares     1998     1997     1996
Net  asset  value,  beginning          $16.64     $16.06     $16.34
Income  from  investment  operations
     Net  investment  income          .95     .96     .92
     Net  realized  and  unrealized  gain  (loss)          .41     .58     (.29)
          Total  from  investment  operations          1.36     1.54     .63
Distributions  from
     Net  investment  income          (.96)     (.96)     (.91)
     Net  realized  gains          (.16)     -     -
     Tax  return  of  capital          -     -     -
          Total  distributions          (1.12)     (.96)     (.91)
Total  increase  (decrease)  in  net  asset value          .24     .58     (.28)
Net  asset  value,  ending          $16.88     $16.64     $16.06

Total  return*          8.46%     9.89%     3.96%
Ratios  to  average  net  assets:
     Net  investment  income          5.69%     5.85%     5.60%
     Total  expenses          1.14%     1.23%     1.29%
     Expenses  before  offsets          1.14%     1.23%     1.29%
     Net  expenses          1.07%     1.19%     1.26%
Portfolio  turnover          620%     319%     22%
Net  assets,  ending  (in  thousands)          $65,807     $59,656     $62,259

CSIF  Bond
Financial  Highlights

          Periods  Ended
     September  30,     September  30,     September  30
Class  B  Shares     2000     1999     1998  ##
Net  asset  value,  beginning          $15.53     $16.84     $16.69
Income  from  investment  operations
     Net  investment  income          .90     .74     .36
     Net  realized  and  unrealized gain (loss)          (.20)     (.79)     .19
          Total  from  investment  operations          .70     (.05)     .55
Distributions  from
     Net  investment  income          (.89)     (.71)     (.40)
     Net  realized  gains          (.01)     (.55)     -
          Total  distributions          (.90)     (1.26)     (.40)
Total  increase  (decrease) in net asset value          (.20)     (1.31)     .15
Net  asset  value,  ending          $15.33     $15.53     $16.84

Total  return*          4.61%     (.29%)     3.36%
Ratios  to  average  net  assets:
     Net  investment  income          5.89%     4.43%     4.14%  (a)
     Total  expenses          2.26%     2.72%     8.08%  (a)
     Expenses      before  offsets          2.26%     2.56%     2.55%  (a)
     Net  expenses          2.20%     2.50%     2.50%  (a)
Portfolio  turnover          1,011%     570%     620%
Net  assets,  ending  (in  thousands)          $3,220     $2,773     $557



                                   Periods  Ended
     September  30,     September  30,     September  30,
Class  C  Shares     2000     1999     1998  ^
Net  asset  value,  beginning          $15.51     $16.84     $16.81
Income  from  investment  operations
     Net  investment  income          .86     .74     .21
     Net  realized  and  unrealized gain (loss)          (.18)     (.80)     .08
          Total  from  investment  operations          .68     (.06)     .29
Distributions  from
     Net  investment  income          (.87)     (.72)     (.26)
     Net  realized  gains          (.01)     (.55)     -
          Total  distributions          (.88)     (1.27)     (.26)
Total  increase  (decrease) in net asset value          (.20)     (1.33)     .03
Net  asset  value,  ending          $15.31     $15.51     $16.84

Total  return*          4.48%     (.40%)     1.75%
Ratios  to  average  net  assets:
     Net  investment  income          5.64%     4.41%     4.06%  (a)
     Total  expenses          2.45%     2.85%     7.09%  (a)
     Expenses  before  offsets          2.45%     2.55%     2.74%  (a)
     Net  expenses          2.40%     2.50%     2.50%  (a)
Portfolio  turnover          1,011%     570%     620%
Net  assets,  ending  (in  thousands)          $1,810     $1,779     $399

CSIF  Money  Market
Financial  Highlights

     Years  Ended
          September  30,     September  30,
          2000     1999
Net  asset  value,  beginning               $1.00     $1.00
Income  from  investment  operations
     Net  investment  income          .     .054     .045
Distributions  from
     Net  investment  income               (.054)     (.045)

Net  asset  value,  ending               $1.00     $1.00

Total  return*               5.53%     4.54%
Ratios  to  average  net  assets:
     Net  investment  income               5.39%     4.43%
     Total  expenses               .84%     .90%
     Expenses  before  offsets               .84%     .89%
     Net  expenses               .82%     .87%
Net  assets,  ending  (in  thousands)               $206,753     $193,941


          Years  Ended
     September  30,     September  30,     September  30,
     1998     1997     1996
Net  asset  value,  beginning          $1.00     $1.00     $1.00
Income  from  investment  operations
     Net  investment  income          .049     .048     .048
Distributions  from
     Net  investment  income          (.049)     (.048)     (.048)
Net  asset  value,  ending          $1.00     $1.00     $1.00

Total  return*          5.02%     4.89%     4.88%
Ratios  to  average  net  assets:
     Net  investment  income          4.92%     4.79%     4.77%
     Total  expenses          .94%     1.00%     1.10%
     Expenses  before  offsets          .89%     .89%     .89%
     Net  expenses          .87%     .87%     .87%
Net  assets,  ending  (in thousands)          $172,701     $166,111     $166,516

(a)     Annualized

#     From  January  31,  1997  inception.
##     From  April  1,  1998  inception.
###     From  April  15,  1998  inception.
^     From  June  1,  1998  inception.
^^     From  June  30,  2000  inception.

*     Total return is not annualized for periods less than one year and does not
reflect  deduction  of  any          front-end  or  deferred  sales  charge.

EXHIBIT  A

Reduced  Sales  Charges  (Class  A  Only)
You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights  of  Accumulation  can  be  applied  to  several  accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter  of  Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k) There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million. Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other  Circumstances
There is no sales charge on shares of any fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members;
(ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor;
(iv) Trust departments of banks or savings institutions for trust clients of such bank or institution; (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established  Accounts
Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends  and  Capital  Gain  Distributions  from  other  Calvert  Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases  made  at  NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge. Reinstatement Privilege
If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

*     A  "qualified  group"  is  one  which:
     1.  has  been  in  existence  for  more  than  six  months,  and
     2.  has  a  purpose  other  than  acquiring  shares  at  a  discount,  and
     3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale  in  distributing  such  shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

EXHIBIT  B
Service  Fees  and  Arrangements  with  Dealers
Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

          Maximum  Commission/Service  Fees
CSIF  Money  Market     None/0.25%


          Class  A     Class  B*     Class  C**
CSIF  Balanced     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  Equity     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
Calvert  Social  Index  Fund     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  Enhanced  Equity     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
Calvert  Large  Cap  Growth     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
Capital  Accumulation     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CWVF  International  Equity     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
New  Vision  Small  Cap     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  Technology     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  Bond     3.00%/0.25%     3.00%/0.25%     1.00%/1.00%

*Class  B  service  fee  begins  to  accrue  in  13th  month.
**Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimus non-cash promotional incentives, such as de minimus merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.) The finder's fee is 1% of the purchase NAV amount on the first $2 million, 0.80% on $2 to $3 million, 0.50% on $3 to $50 million, 0.25% on $50 to $100 million, and 0.15% over $100 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To  Open  an  Account:
800-368-2748

Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745

Service  for  Existing  Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD  for  Hearing-Impaired:
800-541-1524

Branch  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Calvert  Web-Site
Address:  www.calvert.com

PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert  Group
4550  Montgomery  Ave.
Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-368-2745

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment  Company  Act  file:
no.  811-3334(CSIF)
no. 811- 06563(CWVF International Equity and Capital Accumulation) no. 811- 3416 (New Vision) no. 811-09877 (Calvert Social Index Fund) no. 811-10045 (Calvert Large Cap Growth)

Prospectus


January  31,  2001
CLASS  I  (INSTITUTIONAL)  SHARES
-  Calvert  Social  Investment  Fund  (CSIF)  Balanced
-  CSIF  Equity
-  Calvert  Social  Index  Fund
-  CSIF  Enhanced  Equity
-  Calvert  Large  Cap  Growth
-  Calvert  Capital  Accumulation
-  Calvert  World  Values  International  Equity
-  Calvert  New  Vision  Small  Cap
-  CSIF  Technology
-  CSIF  Bond
-  Calvert  Income



These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.


TABLE  OF  CONTENTS
About  the  Funds
     Investment  Objective,  Strategy,  Past  Performance          1
     Fees  and  Expenses                                          13
     Investment  Practices  and  Risks                            14
About  Social  Investing
     Investment  Selection  Process                               19
     Socially  Responsible  Investment  Criteria                  19
     High  Social  Impact  Investments                            21
     Special  Equities                                            21
     Shareholder  Advocacy  and  Social  Responsibility           21
About  Your  Investment
     About  Calvert                                               22
     Subadvisors  and  Portfolio  Managers                        22
     Advisory  Fees                                               23
     How  to  Open  an  Account                                   24
     Important  -  How  Shares  are  Priced                       24
     When  Your  Account  Will  be  Credited                      24
     Other  Calvert  Features  (Exchanges,  Minimum  Account  Balance,  etc.)
                                                                  24
     Dividends,  Capital  Gains  and  Taxes                       25
     How  to  Sell  Shares                                        26
     Financial  Highlights                                        26

CSIF  Balanced
                          Advisor       Calvert  Asset  Management Company, Inc.
                          Subadvisors   Brown  Capital  Management,  Inc.
                                        NCM  Capital  Management,  Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.


Principal  investment  strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:
     -     The  stock  or  bond  market  goes  down
     - The individual stocks and bonds in the Fund do not perform as well as expected
     - For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
     - For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
     - The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/21/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.



Calendar  year-by-year  CSIF  Balanced  Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '98;     12.42%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (6.67%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                             1  year     5  years     10  years
CSIF  Balanced                (2.23%)        9.81%        9.89%
S&P  500  Index  Monthly
     Reinvested               (9.10%)       18.33%       17.44%
Lehman  Aggregate  Bond
     Index  TR                11.63%         6.46%        7.96%
Lipper  Balanced  Fund  Index  2.39%        11.80%       12.45%

CSIF  Equity

                        Advisor        Calvert  Asset  Management  Company, Inc.
                        Subadvisor     Atlanta Capital Management Company, L.L.C

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal  investment  strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     -     The  individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Index. Class I shares have an actual inception date of 11/1/99. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 11/1/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown  )  Q4  '98;     26.98%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (17.56%)

Average  annual  total  returns  (as  of  12-31-00)

                                1  year      5  years     10  years
CSIF  Equity                     11.98%        17.36%        12.23%
S&P  500  Index  Monthly
     Reinvested                  (9.10%)       18.33%        17.44%
Lipper  Multi-Cap  Core  Index   (3.34%)       16.08%        16.19%

Calvert  Social  Index  Fund

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       World  Asset  Management,  L.L.C

Objective
Calvert Social Index Fund seeks to match the performance of the Calvert Social Index , which measures the investment return of large- and mid-capitalization stocks.

Principal  investment  strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert  Social  Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2000, there were 625 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.


Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-  The  stock  market  or  the  Calvert  Social  Index  goes  down
- The individual stocks in the Fund or the Index do not perform as well as expected
- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  ENHANCED  EQUITY  (Note:  Formerly  known  as  CSIF  Managed  Index)

                            Advisor       Calvert Asset Management Company, Inc.
                            Subadvisor    State  Street  Global  Advisors

Objective
CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  investment  strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis- -vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $131 billion. Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  or  the  Russell  1000  Index  goes  down
     - The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
     - An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

Tracking  the  Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index. It also shows the Fund's returns compared to the Lipper Large Cap Core Index. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Enhanced  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;    14.72%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (7.21%)

Average  annual  total  returns  (as  of  12-31-00)

                             1  year      5  years     10  years
CSIF  Enhanced  Equity         (3.80%)         N/A1          N/A
Russell  1000  Index  TR       (7.79%)         N/A           N/A
Lipper  Large Cap Core Index   (7.37%)         N/A           N/A

1Since inception (4/30/98) 8.99%; Russell 1000 Index TR 8.29%; Lipper Large Cap Core Index 7.88%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert  Large  Cap  Growth

                           Advisor        Calvert Asset Management Company, Inc.
                           Subadvisor     Bridgeway  Capital  Management,  Inc.

Investment  Objective
Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal  Investment  Strategies
The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund has been invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

Socially  Responsible  Investment  Criteria
The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-  The  stock  market  goes  down
-  The  individual  stocks  in  the  Fund  do  not  perform  as well as expected
- The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Large Cap Growth Index. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio. Please note that current expenses for the Class I Shares of the Large Cap Growth Fund are capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Large  Cap  Growth
Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q4  '99;     40.66%
Worst  Quarter:  (of  period  shown)   Q4  '00;    (16.59%)

Average  annual  total  returns  (as  of  12-31-00)
                               1  year     5  years     10  years1
Large  Cap  Growth              (15.50%)      20.84%           NA1
S&P  500  Index                  (9.10%)      18.33%            NA
Lipper  Large  Cap
  Growth  Index                 (19.68%)      17.85%            NA

1 Since inception (8/31/94) 20.07%; S&P 500 Index 19.63%; and Lipper Large Cap Growth Index 18.82%. The month end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert  Capital  Accumulation

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Brown  Capital  Management,  Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies.
Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard and Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     - The individual stocks in the Fund do not perform as well as expected
     - The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies.
Gains  or  losses  on  a  single  stock  may have greater impact  on  the  Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/31/94. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Capital  Accumulation
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)     Q4  '98;     25.03%
Worst  Quarter:  (of  period  shown)     Q3  '99;    (14.65%)

Average  annual  total  returns  (as  of  12-31-00)
                                   1  year     5  years     10  years
Capital  Accumulation                10.20%       15.23%          NA1
S&P  Mid-Cap  400  Index  TR         17.50%       20.41%           NA
Lipper  Mid-Cap  Growth  Index      (16.13%)      15.73%           NA

1 Since inception (10/31/94) 18.45%; S&P Mid Cap 400 Index 20.72%; and Lipper Mid-Cap Growth Index 18.54%.

Calvert  World  Values  International  Equity

                       Advisor          Calvert  Asset  Management Company, Inc.
                       Subadvisor       Murray  Johnstone  International,  Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal  investment  strategies
The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  markets  (including  those  outside  the  U.S.)  go  down
     -     The  individual stocks in the Fund do not perform as well as expected
     -     Foreign  currency  values  go  down  versus  the  U.S.  dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 7/2/92. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CWVF  International  Equity
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)  Q4  '99;     20.60%
Worst  Quarter:  (of  period  shown)  Q3  '98;    (14.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                1  year     5  years     10  years
CWVF  International  Equity      (17.02%)       8.54%          NA1
MSCI  EAFE  Index  GD            (13.96%)       7.43%           NA
Lipper  International  Fund
  Index                          (14.72%)      10.20%           NA

1 Since inception (7/31/92) 8.67%; MSCI EAFE Index GD 10.40%; and Lipper International Funds Index 10.96%. The month end date of 7/31/92 is used for comparison purposes only, actual Fund inception is 7/2/92.

Calvert  New  Vision  Small  Cap

                      Advisor          Calvert  Asset  Management  Company, Inc.
                      Subadvisor       Awad  Asset  Management,  Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  Investment  Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -  The  stock  market  goes  down
     -  The  individual  stocks  in  the Fund do not perform as well as expected
     - Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Core Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 1/31/97. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  New  Vision  Small  Cap
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;     23.88%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (21.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                   1  year       5  years     10  years
New  Vision  Small  Cap              11.51%           NA1            NA
Russell  2000  Index  TR             (3.02%)           NA            NA
Lipper  Small-Cap  Core  Index        6.93%            NA            NA

1  Since  inception  (1/31/97)  5.93%;  Russell  2000  Index  TR  8.47%;
  Lipper  Small-Cap  Core  Index  10.54%.

CSIF  Technology

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Turner  Investment  Partners,  Inc.

Objective
CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  Investment  Strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


Principal  Risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down.
- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  individual  stocks  in  the  Fund do not perform as well as expected.
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  Bond

                         Advisor          Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal  investment  strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down
     -     The  individual  bonds in the Fund do not perform as well as expected
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. Class I shares have an actual inception date of 3/31/00. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 3/31/00 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CSIF  Bond  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q3  '91;     5.99%
Worst  Quarter:  (of  period  shown)   Q1  '94;    (3.57%)

Average  Annual  Total  Returns  (as  of  12-31-00)
                            1  year     5  years     10  years
CSIF  Bond                     6.42%        5.16%        7.02%
Lehman  Aggregate
     Bond  Index  TR          11.63%        6.46%        7.96%
Lipper  A  Rated
     Bond  Fund  Index        10.31%        5.49%        7.72%

Calvert  Income

                         Advisor        Calvert  Asset  Management Company, Inc.

Objective
Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.


Principal  Investment  Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.


Principal  risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down.
     -     The  individual bonds in the Fund do not perform as well as expected.
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct.
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper BBB Rated Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/12/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  Calvert  Income  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q2  '95;     7.04%
Worst  Quarter:  (of  period  shown)    Q1  '94;    (4.56%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                            1  year     5  years     10  years
Calvert  Income                5.29%        7.63%        8.64%
Lehman  Aggregate  Bond
     Index  TR                11.63%        6.46%        7.96%
Lipper  BBB  Rated  Fund  Index    7.84%        5.38%        7.86%

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.
Annual  Fund  operating  expenses  are  deducted  from  Fund  assets.



CLASS  I

Annual  fund  operating  expenses1

              Management    Distribution    Other    Total    Fee  Waiver   Net
                 Fees       and service   Expenses  annual     and/or   expenses
                           (12b-1)  fees              fund      expense
                                                 operating  reimbursement2
                                                  expenses

CSIF
Balanced           .55%              -       .16%      .71%            -       -

CSIF
Equity             .60%              -       .58%     1.18%       (.38%)    .80%

Calvert
Social  Index
Fund3              .33%              -       .15%      .48%       (.10%)    .38%

CSIF
Enhanced
Equity             .70%              -       .25%      .95%       (.20%)    .75%

Calvert  Large
Cap Growth3       1.05%              -       .56%     1.61%       (.46%)   1.15%

Capital
Accumulation       .75%              -       .45%     1.20%       (.40%)    .80%

CWVF
International
Equity             .90%              -       .38%     1.28%       (.23%)   1.05%

Calvert
New  Vision
Small Cap          .85%              -       .79%     1.64%       (.82%)    .82%

CSIF
Technology3       1.30%              -       .09%     1.39%       (.04%)   1.35%

CSIF
Bond               .45%              -       .74%     1.19%       (.59%)    .60%

Calvert
Income             .50%              -       .32%      .82%       (.10%)    .72%


Management  fees     .55%     .60%     .33%     .70%     1.05%     .75%     .90%
 .85%     1.30%     .45%     .50%

Distribution  and service (12b-1) fees     -     -     -     -     -     -     -
-     -     -     -

Other  expenses     .16%     .58%     .15%     .25%     .56%     .45%     .38%
 .79%     .09%     .74%     .32%

Total  annual  fund  operating  expenses     .71%     1.18%     .48%     .95%
1.61%     1.20%     1.28%     1.64%     1.39%     1.19%     .82%

Fee  waiver and/or expense reimbursement2     -     (.38%)     (.10%)     (.20%)
(.46%)     (.40%)     (.23%)     (.82%)     (.04%)     (.59%)     (.10%)

Net  expenses     -     .80%     .38%     .75%     1.15%     .80%     1.05%
 .82%     1.35%     .60%     .72%
Explanation  of  Fees  and  Expenses  Table
1Expenses are based on the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Large Cap Growth Fund, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for the Large Cap Growth Fund are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.
2Calvert has agreed to limit annual Fund operating expenses (net of any expense offset arrangements) for all of the Funds' Class I shares (other than CSIF Balanced). The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The expense limit applies through January 31, 2002, except for Calvert Large Cap Growth for which the limit applies only through November 1, 2001. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
3Expenses for Calvert Social Index Fund, Calvert Large Cap Growth and CSIF Technology are based on estimates for the Fund's current fiscal year.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The  example  assumes  that:

-  You  invest  $1,000,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:
                                 1  year     3  years     5  years     10  years
CSIF  Balanced                    $7,252      $22,704      $39,509       $88,252
CSIF  Equity                      $8,168      $33,708      $61,236      $139,801
Calvert  Social  Index  Fund      $3,837      $14,340            -             -
CSIF  Enhanced  Equity            $7,659      $28,277      $50,599      $114,810
Calvert  Large  Cap  Growth      $11,721      $46,304            -             -
Capital  Accumulation             $8,168      $34,135      $62,114      $141,910
CWVF  International  Equity      $10,707      $38,318      $68,020      $152,502
New  Vision  Small  Cap           $8,371      $43,700      $81,443      $187,472
CSIF  Technology                 $13,746      $43,611            -             -
CSIF  Bond                        $6,132      $31,935      $59,741      $139,075
Calvert  Income                   $7,354      $25,178      $44,524      $100,423

Investment  Practices  and  Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.
For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
     J     Fund  currently  uses  as  a  principal
          investment  practice
     q     Permitted,  but  not  typically  used
           as  a  principal  investment  practice
          (%  of  assets  allowable,  if  restricted)
     8     Not  permitted
     xN    Allowed  up  to  x%  of  Fund's  net  assets
     xT    Allowed  up  to  x%  of  Fund's  total  assets
     NA    not  applicable  to  this  type  of  fund

Column 1
CSIF
Money  Market

Column 2
CSIF
Bond

Column 3
CSIF
Technology

Column 4
Calvert  New  Vision  Small  Cap

Column 5
CWVF  International  Equity

Column 6
Capital  Accumulation

Column 7
Large  Cap  Growth

Column 8
CSIF
Enhanced  Equity

Column 9
Calvert  Social  Index  Fund

Column 10
CSIF
Equity

Column 11
CSIF
Balanced


Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     q     q     q     q     q     q     q     J     J     NA
     q     q     q     q     q     q     q     q     q     q     NA

Conventional  Securities
Stocks  in  General
The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     J     J     J     J     J     J     J     J     NA     NA
    25N   25N   5T1    8     q    25N    J   15T2    q     25N    NA
10N


1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2     New  Vision  may  invest  only  in  American  Depository Receipts (ADRs) -
dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

Column 1
CSIF
Money  Market

Column 2
CSIF
Bond

Column 3
CSIF
Technology

Column 4
Calvert  New  Vision  Small  Cap

Column 5
CWVF  International  Equity

Column 6
Capital  Accumulation

Column 7
Large  Cap  Growth

Column 8
CSIF
Enhanced  Equity

Column 9
Calvert  Social  Index  Fund

Column 10
CSIF
Equity

Column 11
CSIF
Balanced


Conventional  Securities

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines,markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Column
     1     2     3     4     5     6     7     8     9    10     11

     q     q     q     NA     q     q     q     J     J     NA   NA
     J     q     NA    NA     q     q     q     q     q     J    NA
                      (35N)  (35N)
    20N3  20N3   NA    NA     20N  10N3  5N3   5N3    q    35N3  NA
     J     q     q     NA     q     q     q     q     q     J    J4
lliquid  securities. Securities which cannot be readily sold because there is no
active  market.          Risks:  Liquidity,  Market  and  Transaction.

Initial Public Offerings ("IPOs"). (Equities) IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.
Risks:  Market.

Unleveraged  Derivative  Securities
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Column
     1     2     3     4     5     6     7     8     9    10     11

    15N   15N   15N   15N   15N   15N   15N   15N   15N   15N    10N
     q     q     NA   NA     q     q     q     q     J     NA     8
     J     q     NA   NA     q     q     q     q     q     J     J4


3  Excludes  any  high  social  impact  investments.
4     Must  be  money-market  eligible  under  SEC  Rule  2a-7.

Column 1
CSIF
Money  Market

Column 2
CSIF
Bond

Column 3
CSIF
Technology

Column 4
Calvert  New  Vision  Small  Cap

Column 5
CWVF  International  Equity

Column 6
Capital  Accumulation

Column 7
Large  Cap  Growth

Column 8
CSIF
Enhanced  Equity

Column 9
Calvert  Social  Index  Fund

Column 10
CSIF
Equity

Column 11
CSIF
Balanced


Unleveraged  Derivative  Securities  (cont'd)
Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security
or  in  bank  loans.     Risks:  Credit,  Interest  Rate  and  Liquidity.

Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     q      NA   NA    q     q     q     q     q     J     q4
     q     q      NA   NA    q     q     q     q     q     q     q4
     q     q      NA   NA    q     5T    5T    8     5T    q     NA

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks:Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity nd Correlation.

Column
     1     2     3     4     5     6     7     8     9    10     11

    5T5  5T5    NA    5T5   5T5   5T5   5T5   5T5   5T5   5T5    NA
     q    q     5N    q     5N    q     q     q     5N     q     NA
    5N   5N           5N          5N    5N    5N           5N
    q    NA     NA    NA    NA    q     NA    NA     q     q     NA

4     Must  be  money-market  eligible  under  SEC Rule 2a-7.     5 Based on net
premium  payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Types  of  Investment  Risk
Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.


Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What  is  Indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.


Investment Selection Process (not applicable to Calvert Income Fund) Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund and Calvert Large Cap Growth:
These  Funds  seek  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Funds object to the unauthorized use of names and images that portray Native Americans in a negative light, and support the promotion of positive portrayals of all individuals and ethnic groups.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert  World  Values  International  Equity  Fund:
The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF  International  Equity  seeks  to  invest  in  companies  that:

- Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid investing in companies with poor environmental records.

- Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF  International  Equity  seeks  to  avoid  investing  in  companies  that:

-  Contribute  to  human  rights  abuses  in  other  countries.1

- Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

- Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

- Are significantly engaged in a pattern and practice of violating the rights of indigenous people. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1 CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
Calvert  New  Vision  Small  Cap  Fund:
The Fund carefully review company policies and behavior regarding social issues important to quality of life such as:

-     environment
-     employee  relations
-     product  criteria
-     weapons  systems
-     nuclear  energy
-     human  rights

The  Fund  seeks  to  avoid  investing  in  companies  that  have:

- Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

- Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

- Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

- Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors).

-     Significantly  involved in the manufacture of tobacco or alcohol products.

-     Products or offer services that, under proper use, are considered harmful.

High  Social  Impact  Investments
CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund and Large Cap Growth
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.



Special  Equities
CSIF  Balanced  and  Calvert  World  Values  International  Equity
CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of this Fund's assets.

Shareholder  Advocacy  and  Social  Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue  with  companies
Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy  voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About  Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("Calvert") is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual fund portfolios since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert  uses  a  team  approach to its management of  CSIF Bond (since February
1997), Calvert Income (since February 1995) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors  and  Portfolio  Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

STATE STREET GLOBAL ADVISORS (SSgA); 225 Franklin St., Boston, MA 02110 was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Enhanced Equity since its inception.
SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Equity Group. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.
Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. John began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.


Advisory  Fees
The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees (paid to applicable subadvisor, if any, by Calvert or the Fund.) Note, it does not include administrative services fees.

     CSIF  Balanced                          0.42%
     CSIF  Equity                            0.50%
     Calvert  Social  Index  Fund          0.225%2
     CSIF  Enhanced  Equity               0.60%  1
     Calvert  Large  Cap  Growth          0.70%2,3
     Capital  Accumulation                   0.65%
     CWVF  International  Equity             0.75%
     New  Vision  Small  Cap                 0.75%
     CSIF  Technology                       1.25%2
     CSIF  Bond                              0.35%
     Calvert  Income                         0.40%

1 CSIF Enhanced Equity has a recapture provision under which Calvert may elect to recapture from the Fund in a later year any fees Calvert waives or expenses it assumes, subject to certain limitations.
2 The Fund has not operated for a full fiscal year. Its annual contractual rate is shown.
3      This  includes  a  0.45%  subadvisory  fee  the Fund pays directly to the
Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign an application for each new account.  Be sure to specify Class
I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum  To  Open  an  Account  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  FEATURES

CALVERT  INFORMATION  NETWORK
For  24  hour  performance  and  account  information  call
800-368-2745  or  visit  www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.
TELEPHONE  TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares  may  only  be  exchanged  for  Class  I  shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED  GENERAL  MAILINGS  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings.

Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL  SERVICES  AND  CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM  ACCOUNT  BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

     Calvert  Income                       Paid  monthly
     CSIF  Bond                            Paid  monthly
     CSIF  Balanced                      Paid  quarterly
     CSIF  Equity                         Paid  annually
     Calvert  Social  Index  Fund         Paid  annually
     CSIF  Enhanced  Equity               Paid  annually
     Calvert  Large  Cap  Growth          Paid  annually
     Capital  Accumulation                Paid  annually
     CWVF  International  Equity          Paid  annually
     New  Vision  Small  Cap              Paid  annually
     CSIF  Technology                     Paid  annually

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.


Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.
If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-  The  Fund  name  and  account  number
-  The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-  Signature  guarantees  (if  required).*
-  Any  supporting  legal  documentation  that  may  be  required.
-  Any  outstanding  certificates  representing  shares  to  be  redeemed.
*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone  -  call  800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed. FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur
Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.

CSIF  Balanced
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $32.13             $32.52
Income  from  investment  operations
     Net  investment  income                             .88                .52
     Net  realized  and  unrealized  gain  (loss)       3.12              (.35)
          Total  from  investment  operations           4.00                .17
Distributions  from
     Net  investment  income                            (.99)             (.56)
     Net  realized  gains                              (2.04)                 -
          Total  distributions                         (3.03)             (.56)
Total  increase  (decrease)  in  net  asset  value       .97              (.39)
Net  asset  value,  ending                            $33.10             $32.13

Total  return*                                         12.97%              .52%
Ratios  to  average  net  assets:
     Net  investment  income                            2.97%         2.54%  (a)
     Total  expenses                                     .71%          .74%  (a)
     Expenses  before  offsets                           .71%          .74%  (a)
     Net  expenses                                       .69%          .73%  (a)
Portfolio  turnover                                      184%              175%
Net  assets,  ending  (in  thousands)                $49,530            $13,458


CSIF  Equity
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000  #
Net  asset  value,  beginning                                            $28.64
Income  from  investment  operations
     Net  investment  income                                                .05
     Net  realized  and  unrealized  gain  (loss)                          6.29
          Total  from  investment  operations                              6.34
Distributions  from
     Net  realized  gains                                                (1.83)
Total  increase  (decrease)  in  net  asset  value                         4.51
Net  asset  value,  ending                                               $33.15

Total  return*                                                           23.10%
Ratios  to  average  net  assets:
     Net  investment  income                                           .16%  (a)
     Total  expenses                                                  1.18%  (a)
     Expenses  before  offsets                                         .86%  (a)
     Net  expenses                                                     .80%  (a)
Portfolio  turnover                                                         49%
Net  assets,  ending  (in  thousands)                                    $2,826

Calvert  Social  Index  Fund
Financial  Highlights


                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000  ###
Net  asset  value,  beginning                                            $15.00
Income  from  investment  operations
     Net  investment  income                                                .03
     Net  realized  and  unrealized  gain  (loss)                         (.22)
          Total  from  investment  operations                             (.19)
Total  increase  (decrease)  in  net  asset  value                        (.19)
Net  asset  value,  ending                                               $14.81

Total  return*                                                          (1.27%)
Ratios  to  average  net  assets:
     Net  investment  income                                           .77%  (a)
     Total  expenses                                                  1.21%  (a)
     Expenses  before  offsets                                         .62%  (a)
     Net  expenses                                                     .38%  (a)
Portfolio  turnover                                                         10%
Net  assets,  ending  (in  thousands)                                   $19,750


CSIF  Enhanced  Equity
Financial  Highlights


          Periods  Ended
                            September  30,      September 30,      September 30,
Class  I  Shares                2000               1999               1998  ^^
Net  asset value, beginning         $16.89             $13.54             $15.00
Income  from  investment  operations
  Net  investment income               .07                .11                .04
  Net  realized  and  unrealized  gain  (loss)
                                     3.13               3.29             (1.50)
  Total  from investment operations   3.20               3.40             (1.46)
Distributions  from
     Net  investment  income         (.05)              (.05)                --
Total  increase  (decrease)  in  net  asset  value
                                     3.15               3.35             (1.46)
Net  asset  value,  ending         $20.04             $16.89             $13.54

Total  return*                      18.94%             25.09%           (9.73%)
Ratios  to  average  net  assets:
     Net  investment  income          .37%               .65%          .54%  (a)
     Total  expenses                  .95%               .91%         1.03%  (a)
     Expenses  before  offsets        .83%               .81%          .81%  (a)
     Net  expenses                    .75%               .75%          .75%  (a)
Portfolio  turnover                    43%                56%               27%
Net  assets, ending (in thousands)  $22,163           $18,652            $14,897

Calvert  Capital  Accumulation  Fund
Financial  Highlights
                                                        Periods  Ended
                                              September  30,     September  30,
CLASS  I  SHARES                                  2000               1999^^
Net  asset  value,  beginning                         $25.99             $26.18
Income  from  investment  operations
     Net  investment  income  (loss)                    (.12)             (.08)
     Net  realized  and  unrealized  gain  (loss)       11.48             (.11)
          Total  from  investment  operations           11.36             (.19)
Distributions  from
     Net  realized  gain                                (.51)                 -
          Total  distributions                          (.51)                 -
Total  increase (decrease) in net asset value           10.85              (.19)
Net  asset  value,  ending                            $36.84             $25.99

Total  return*                                         44.25%            (.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                   (0.39%)       (.50%)  (a)
     Total  expenses                                    1.20%         1.24%  (a)
     Expenses  before  offsets                           .86%          .85%  (a)
     Net  expenses                                       .80%          .80%  (a)
Portfolio  turnover                                      116%               88%
Net  assets,  ending  (in  thousands)                   $108             $2,547


Calvert  World  Values  International  Equity
Financial  Highlights

                                                       Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $21.99             $19.91
Income  from  investment  operations
     Net  investment  income                             .16                .15
     Net  realized  and  unrealized  gain  (loss)        .84               1.93
          Total  from  investment  operations           1.00               2.08
Distributions  from:
     Net  realized  gains                               (.96)                 -
          Total  distributions                          (.96)                 -
Total  increase  (decrease)  in  net  asset  value       .04               2.08
Net  asset  value,  ending                            $22.03             $21.99
Total  return*                                          4.10%            10.45%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                     .90%         1.19%  (a)
     Total  expenses                                    1.28%         1.53%  (a)
     Expenses  before  offsets                          1.12%         1.09%  (a)
     Net  expenses                                      1.05%         1.05%  (a)
Portfolio  turnover                                       76%               82%
Net  assets,  ending  (in  thousands)                $10,114             $3,006

New  Vision  Small  Cap
Financial  Highlights

     Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $13.57             $12.20
Income  from  investment  operations
     Net  investment  income  (loss)                    (.03)               .03
     Net  realized  and  unrealized  gain  (loss)       5.23               1.34
          Total  from  investment  operations           5.20               1.37
Total  increase  (decrease)  in  net  asset  value      5.20               1.37
Net  asset  value,  ending                            $18.77             $13.57

Total  return*                                         38.32%            11.23%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                        (.14%)     .36%  (a)
     Total  expenses                                        1.64%     1.87%  (a)
     Expenses  before  offsets                               .98%      .93%  (a)
     Net  expenses                                           .82%      .82%  (a)
Portfolio  turnover                                          113%           68%
Net  assets,  ending  (in  thousands)                        $46         $1,314


CSIF  Bond
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000##
Net  asset  value,  beginning                                            $15.56
Income  from  investment  operations
     Net  investment  income                                                .60
     Net  realized  and  unrealized  gain  (loss)                         (.18)
          Total  from  investment  operations                               .42
Distributions  from
     Net  investment  income                                              (.59)
          Total  distributions                                            (.59)
Total  increase  (decrease)  in  net  asset  value                        (.17)
Net  asset  value,  ending                                               $15.39

Total  return*                                                            2.83%
Ratios  to  average  net  assets:
     Net  investment  income                                          7.85%  (a)
     Total  expenses                                                  1.19%  (a)
     Expenses  before  offsets                                         .65%  (a)
     Net  expenses                                                     .60%  (a)
Portfolio  turnover                                                      1,011%
Net  assets,  ending  (in  thousands)                                    $1,028

Calvert  Income  Fund
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $17.06             $16.73
Income  from  investment  operations
     Net  investment  income                            1.26                .63
     Net  realized  and  unrealized  gain  (loss)       (.21)               .34
          Total  from  investment  operations           1.05                .97
Distributions  from
     Net  investment  income                           (1.23)             (.64)
     Net  realized  gain                                (.25)                 -
          Total  distributions                         (1.48)             (.64)
Total  increase  (decrease)  in  net  asset  value      (.43)               .33
Net  asset  value,  ending                            $16.63             $17.06

Total  return*                                          6.48%             5.83%
Ratios  to  average  net  assets:
     Net  investment  income                            7.78%         6.37%  (a)
     Total  expenses                                     .82%         1.07%  (a)
     Expenses  before  offsets                           .75%          .81%  (a)
     Net  expenses                                       .72%          .72%  (a)
Portfolio  turnover                                    3,264%            3,454%
Net  assets,  ending  (in  thousands)                $13,954             $6,442


(a)   Annualized

^^    From  April  15,  1998  inception.
^^^   From  March  1,  1999  inception.

#     From  November  1,  1999  inception.
##    From  March  31,  2000  inception.
###   From  June  30,  2000  inception.

To  Open  an  Institutional  (Class  I)  Account:
800-327-2109


Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745


Service  for  Existing  Accounts:
Shareholders  800-327-2109


TDD  for  Hearing-Impaired:
800-541-1524


Calvert  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814


Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105


Calvert  Web-Site
www.calvert.com


PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:



Calvert  Group
4550  Montgomery  Ave.,  Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-327-2109

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment  Company  Act  file:
no.  811-3334  (CSIF)
no. 811- 06563 (CWVF International Equity and Capital Accumulation) no. 811- 3416 (New Vision and Calvert Income) no. 811-09877 (Calvert Social Index Fund) no. 811-10045 (Calvert Large Cap Growth)

Prospectus


January  31,  2001
CLASS  I  (INSTITUTIONAL)  SHARES
-  Calvert  Social  Investment  Fund  (CSIF)  Balanced
-  CSIF  Equity
-  Calvert  Social  Index  Fund
-  CSIF  Enhanced  Equity
-  Calvert  Large  Cap  Growth
-  Calvert  Capital  Accumulation
-  Calvert  World  Values  International  Equity
-  Calvert  New  Vision  Small  Cap
-  CSIF  Technology
-  CSIF  Bond
-  Calvert  Income



These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.


TABLE  OF  CONTENTS
About  the  Funds
     Investment  Objective,  Strategy,  Past  Performance          1
     Fees  and  Expenses                                          13
     Investment  Practices  and  Risks                            14
About  Social  Investing
     Investment  Selection  Process                               19
     Socially  Responsible  Investment  Criteria                  19
     High  Social  Impact  Investments                            21
     Special  Equities                                            21
     Shareholder  Advocacy  and  Social  Responsibility           21
About  Your  Investment
     About  Calvert                                               22
     Subadvisors  and  Portfolio  Managers                        22
     Advisory  Fees                                               23
     How  to  Open  an  Account                                   24
     Important  -  How  Shares  are  Priced                       24
     When  Your  Account  Will  be  Credited                      24
     Other Calvert Features (Exchanges, Minimum Account Balance, etc.)
                                                                  24
     Dividends,  Capital  Gains  and  Taxes                       25
     How  to  Sell  Shares                                        26
     Financial  Highlights                                        26

CSIF  Balanced
                          Advisor       Calvert Asset Management Company, Inc.
                          Subadvisors   Brown Capital Management, Inc.
                                        NCM  Capital  Management,  Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.


Principal  investment  strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:
     -     The  stock  or  bond  market  goes  down
     - The individual stocks and bonds in the Fund do not perform as well as expected
     - For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
     - For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
     - The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/21/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.



Calendar  year-by-year  CSIF  Balanced  Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '98;     12.42%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (6.67%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                             1  year     5  years     10  years
CSIF  Balanced                (2.23%)        9.81%        9.89%
S&P  500  Index  Monthly
     Reinvested               (9.10%)       18.33%       17.44%
Lehman  Aggregate  Bond
     Index  TR                11.63%         6.46%        7.96%
Lipper Balanced Fund Index     2.39%        11.80%       12.45%

CSIF  Equity

                        Advisor        Calvert Asset Management Company, Inc.
                        Subadvisor     Atlanta Capital Management Company, L.L.C

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal  investment  strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     -     The individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Index. Class I shares have an actual inception date of 11/1/99. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 11/1/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown  )  Q4  '98;     26.98%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (17.56%)

Average  annual  total  returns  (as  of  12-31-00)

                                1  year      5  years     10  years
CSIF  Equity                     11.98%        17.36%        12.23%
S&P  500  Index  Monthly
     Reinvested                  (9.10%)       18.33%        17.44%
Lipper  Multi-Cap Core Index     (3.34%)       16.08%        16.19%

Calvert  Social  Index  Fund

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       World  Asset Management, L.L.C

Objective
Calvert Social Index Fund seeks to match the performance of the Calvert Social Index , which measures the investment return of large- and mid-capitalization stocks.

Principal  investment  strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert  Social  Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2000, there were 625 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.


Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-  The  stock  market  or  the  Calvert  Social  Index  goes  down
- The individual stocks in the Fund or the Index do not perform as well as expected
- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  ENHANCED  EQUITY  (Note:  Formerly  known  as  CSIF  Managed  Index)

                            Advisor       Calvert Asset Management Company, Inc.
                            Subadvisor    State Street Global Advisors

Objective
CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  investment  strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis- -vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $131 billion. Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  or  the  Russell  1000  Index  goes  down
     - The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
     - An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

Tracking  the  Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index. It also shows the Fund's returns compared to the Lipper Large Cap Core Index. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Enhanced  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;    14.72%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (7.21%)

Average  annual  total  returns  (as  of  12-31-00)

                             1  year      5  years     10  years
CSIF  Enhanced  Equity         (3.80%)         N/A1          N/A
Russell  1000  Index  TR       (7.79%)         N/A           N/A
Lipper Large Cap Core Index    (7.37%)         N/A           N/A

1Since inception (4/30/98) 8.99%; Russell 1000 Index TR 8.29%; Lipper Large Cap Core Index 7.88%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert  Large  Cap  Growth

                           Advisor        Calvert Asset Management Company, Inc.
                           Subadvisor     Bridgeway Capital Management, Inc.

Investment  Objective
Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal  Investment  Strategies
The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund has been invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

Socially  Responsible  Investment  Criteria
The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-  The  stock  market  goes  down
-  The  individual  stocks  in  the  Fund  do  not  perform  as well as expected
- The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Large Cap Growth Index. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio. Please note that current expenses for the Class I Shares of the Large Cap Growth Fund are capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Large  Cap  Growth
Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q4  '99;     40.66%
Worst  Quarter:  (of  period  shown)   Q4  '00;    (16.59%)

Average  annual  total  returns  (as  of  12-31-00)
                               1  year     5  years     10  years1
Large  Cap  Growth              (15.50%)      20.84%           NA1
S&P  500  Index                  (9.10%)      18.33%            NA
Lipper  Large  Cap
  Growth  Index                 (19.68%)      17.85%            NA

1 Since inception (8/31/94) 20.07%; S&P 500 Index 19.63%; and Lipper Large Cap Growth Index 18.82%. The month end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert  Capital  Accumulation

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Brown Capital Management, Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies.
Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard and Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     - The individual stocks in the Fund do not perform as well as expected
     - The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/31/94. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Capital  Accumulation
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)     Q4  '98;     25.03%
Worst  Quarter:  (of  period  shown)     Q3  '99;    (14.65%)

Average  annual  total  returns  (as  of  12-31-00)
                                   1  year     5  years     10  years
Capital  Accumulation                10.20%       15.23%          NA1
S&P  Mid-Cap  400  Index  TR         17.50%       20.41%           NA
Lipper Mid-Cap  Growth  Index       (16.13%)      15.73%           NA

1 Since inception (10/31/94) 18.45%; S&P Mid Cap 400 Index 20.72%; and Lipper Mid-Cap Growth Index 18.54%.

Calvert  World  Values  International  Equity

                       Advisor          Calvert Asset Management Company, Inc.
                       Subadvisor       Murray Johnstone International, Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal  investment  strategies
The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  markets (including those outside the U.S.) go down
     -     The individual stocks in the Fund do not perform as well as expected
     -     Foreign  currency  values  go  down  versus  the  U.S.  dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 7/2/92. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CWVF  International  Equity
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)  Q4  '99;     20.60%
Worst  Quarter:  (of  period  shown)  Q3  '98;    (14.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                1  year     5  years     10  years
CWVF  International  Equity      (17.02%)       8.54%          NA1
MSCI  EAFE  Index  GD            (13.96%)       7.43%           NA
Lipper  International  Fund
  Index                          (14.72%)      10.20%           NA

1 Since inception (7/31/92) 8.67%; MSCI EAFE Index GD 10.40%; and Lipper International Funds Index 10.96%. The month end date of 7/31/92 is used for comparison purposes only, actual Fund inception is 7/2/92.

Calvert  New  Vision  Small  Cap

                      Advisor          Calvert Asset Management Company, Inc.
                      Subadvisor       Awad  Asset Management, Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  Investment  Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -  The  stock  market  goes  down
     -  The individual stocks in the Fund do not perform as well as expected
     - Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Core Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 1/31/97. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  New  Vision  Small  Cap
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;     23.88%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (21.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                   1  year       5  years     10  years
New  Vision  Small  Cap              11.51%           NA1            NA
Russell  2000  Index  TR             (3.02%)           NA            NA
Lipper  Small-Cap  Core  Index        6.93%            NA            NA

1  Since  inception  (1/31/97)  5.93%;  Russell  2000  Index  TR  8.47%;
  Lipper  Small-Cap  Core  Index  10.54%.

CSIF  Technology

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Turner Investment Partners, Inc.

Objective
CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  Investment  Strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


Principal  Risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down.
- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  individual  stocks  in  the  Fund do not perform as well as expected.
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  Bond

                         Advisor          Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal  investment  strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down
     -     The individual bonds in the Fund do not perform as well as expected
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. Class I shares have an actual inception date of 3/31/00. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 3/31/00 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CSIF  Bond  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q3  '91;     5.99%
Worst  Quarter:  (of  period  shown)   Q1  '94;    (3.57%)

Average  Annual  Total  Returns  (as  of  12-31-00)
                            1  year     5  years     10  years
CSIF  Bond                     6.42%        5.16%        7.02%
Lehman  Aggregate
     Bond  Index  TR          11.63%        6.46%        7.96%
Lipper  A  Rated
     Bond  Fund  Index        10.31%        5.49%        7.72%

Calvert  Income

                         Advisor        Calvert Asset Management Company, Inc.

Objective
Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.


Principal  Investment  Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.


Principal  risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down.
     -     The individual bonds in the Fund do not perform as well as expected.
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct.
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper BBB Rated Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/12/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  Calvert  Income  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q2  '95;     7.04%
Worst  Quarter:  (of  period  shown)    Q1  '94;    (4.56%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                            1  year     5  years     10  years
Calvert  Income                5.29%        7.63%        8.64%
Lehman  Aggregate  Bond
     Index  TR                11.63%        6.46%        7.96%
Lipper BBB Rated Fund Index    7.84%        5.38%        7.86%

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.
Annual  Fund  operating  expenses  are  deducted  from  Fund  assets.



CLASS  I

Annual  fund  operating  expenses1

              Management    Distribution    Other    Total    Fee Waiver   Net
                 Fees       and service   Expenses  annual     and/or   expenses
                           (12b-1) fees              fund      expense
                                                 operating  reimbursement2
                                                  expenses

CSIF
Balanced           .55%              -       .16%      .71%            -       -

CSIF
Equity             .60%              -       .58%     1.18%       (.38%)    .80%

Calvert
Social Index
Fund3              .33%              -       .15%      .48%       (.10%)    .38%

CSIF
Enhanced
Equity             .70%              -       .25%      .95%       (.20%)    .75%

Calvert Large
Cap Growth3       1.05%              -       .56%     1.61%       (.46%)   1.15%

Capital
Accumulation       .75%              -       .45%     1.20%       (.40%)    .80%

CWVF
International
Equity             .90%              -       .38%     1.28%       (.23%)   1.05%

Calvert
New Vision
Small Cap          .85%              -       .79%     1.64%       (.82%)    .82%

CSIF
Technology3       1.30%              -       .09%     1.39%       (.04%)   1.35%

CSIF
Bond               .45%              -       .74%     1.19%       (.59%)    .60%

Calvert
Income             .50%              -       .32%      .82%       (.10%)    .72%


Management  fees     .55%     .60%     .33%     .70%     1.05%     .75%     .90%
 .85%     1.30%     .45%     .50%

Distribution  and service (12b-1) fees     -     -     -     -     -     -     -
-     -     -     -

Other  expenses     .16%     .58%     .15%     .25%     .56%     .45%     .38%
 .79%     .09%     .74%     .32%

Total  annual  fund  operating  expenses     .71%     1.18%     .48%     .95%
1.61%     1.20%     1.28%     1.64%     1.39%     1.19%     .82%

Fee  waiver and/or expense reimbursement2     -     (.38%)     (.10%)     (.20%)
(.46%)     (.40%)     (.23%)     (.82%)     (.04%)     (.59%)     (.10%)

Net  expenses     -     .80%     .38%     .75%     1.15%     .80%     1.05%
 .82%     1.35%     .60%     .72%
Explanation  of  Fees  and  Expenses  Table
1Expenses are based on the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Large Cap Growth Fund, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for the Large Cap Growth Fund are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.
2Calvert has agreed to limit annual Fund operating expenses (net of any expense offset arrangements) for all of the Funds' Class I shares (other than CSIF Balanced). The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The expense limit applies through January 31, 2002, except for Calvert Large Cap Growth for which the limit applies only through November 1, 2001. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
3Expenses for Calvert Social Index Fund, Calvert Large Cap Growth and CSIF Technology are based on estimates for the Fund's current fiscal year.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The  example  assumes  that:

-  You  invest  $1,000,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:
                                 1  year     3  years     5  years     10  years
CSIF  Balanced                    $7,252      $22,704      $39,509       $88,252
CSIF  Equity                      $8,168      $33,708      $61,236      $139,801
Calvert  Social  Index  Fund      $3,837      $14,340            -             -
CSIF  Enhanced  Equity            $7,659      $28,277      $50,599      $114,810
Calvert  Large  Cap  Growth      $11,721      $46,304            -             -
Capital  Accumulation             $8,168      $34,135      $62,114      $141,910
CWVF  International  Equity      $10,707      $38,318      $68,020      $152,502
New  Vision  Small  Cap           $8,371      $43,700      $81,443      $187,472
CSIF  Technology                 $13,746      $43,611            -             -
CSIF  Bond                        $6,132      $31,935      $59,741      $139,075
Calvert  Income                   $7,354      $25,178      $44,524      $100,423

Investment  Practices  and  Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.
For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
     J     Fund  currently  uses  as  a  principal
          investment  practice
     q     Permitted,  but  not  typically  used
           as  a  principal  investment  practice
          (%  of  assets  allowable,  if  restricted)
     8     Not  permitted
     xN    Allowed  up  to  x%  of  Fund's  net  assets
     xT    Allowed  up  to  x%  of  Fund's  total  assets
     NA    not  applicable  to  this  type  of  fund


Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.
Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Hedging Strategies. The use of short sales of US Treasury securities for the limited purpose of hedging the Fund's duration (duration is a measure of the interest rate-sensitivity of the Fund). Any short sales are "covered" with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian. Risks: Correlation, Management and Opportunity

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     q     q     q     q     q     q     q     J     J     J
     q     q     q     q     q     q     q     q     q     q     q
     8     8     8     8     8     8     8     8     8     8     J

Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Conventional  Securities
Stocks  in  General
The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.
Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines,markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.
Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Column
     1     2     3     4     5     6     7     8     9    10     11


     J     J     J     J     J     J     J     J     J     NA     q
    25N   25N   5T1    8     q    25N    J   15T2    q    25N     q
                           10N
     q     q     q     NA     q     q     q     J     J     NA    NA
     J     q     NA    NA     q     q     q     q     q     J     J
                                        (35N)  (35N)
   20N3  20N3    NA    NA    20N  10N3   5N3    5N3    q   35N3  35N
     J     q     q     NA     q     q     q     q     q     J     J

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.
2 New Vision may invest only in American Depository Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.
3  Excludes  any  high  social  impact  investments.

Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.
Initial Public Offerings ("IPOs") (Equities). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.
Risks:  Market.

Unleveraged  Derivative  Securities
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity. Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security
or  in  bank  loans.     Risks:  Credit,  Interest  Rate  and  Liquidity.
Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Column
     1     2     3     4     5     6     7     8     9    10     11

    15N  15N   15N   15N   15N   15N    15N   15N   15N  15N     15N
    q     q     NA    NA     q     q     q     q     J     NA     NA
    J     q     NA    NA     q     q     q     q     q     J      J
    J     q     NA    NA     q     q     q     q     q     J      J
    q     q     NA    NA     q     q     q     q     q     q      q
    q     q     NA    NA     q    5T    5T     8    5T     q      q

Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.
Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks:Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

Column
     1     2     3     4     5     6     7     8     9    10     11

    5T4   5T4   NA    5T4   5T4   5T4   5T4   5T4   5T4   5T4   5T4
    q     q     5N     q    5N     q     q     q     5N     q     q
    5N    5N          5N           5N    5N   5N           5N    5N
    q     NA     NA   NA    NA     q     NA   NA     q     q     q


4     Based  on  net  premium  payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Types  of  Investment  Risk
Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.


Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What  is  Indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.


Investment Selection Process (not applicable to Calvert Income Fund) Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund and Calvert Large Cap Growth:
These  Funds  seek  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Funds object to the unauthorized use of names and images that portray Native Americans in a negative light, and support the promotion of positive portrayals of all individuals and ethnic groups.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert  World  Values  International  Equity  Fund:
The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF  International  Equity  seeks  to  invest  in  companies  that:

- Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid investing in companies with poor environmental records.

- Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF  International  Equity  seeks  to  avoid  investing  in  companies  that:

-  Contribute  to  human  rights  abuses  in  other  countries.1

- Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

- Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

- Are significantly engaged in a pattern and practice of violating the rights of indigenous people. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1 CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
Calvert  New  Vision  Small  Cap  Fund:
The Fund carefully review company policies and behavior regarding social issues important to quality of life such as:

-     environment
-     employee  relations
-     product  criteria
-     weapons  systems
-     nuclear  energy
-     human  rights

The  Fund  seeks  to  avoid  investing  in  companies  that  have:

- Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

- Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

- Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

- Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors).

-     Significantly  involved in the manufacture of tobacco or alcohol products.

-     Products or offer services that, under proper use, are considered harmful.

High  Social  Impact  Investments
CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund and Large Cap Growth
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.



Special  Equities
CSIF  Balanced  and  Calvert  World  Values  International  Equity
CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of this Fund's assets.

Shareholder  Advocacy  and  Social  Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue  with  companies
Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy  voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About  Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("Calvert") is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual fund portfolios since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert  uses  a  team  approach to its management of  CSIF Bond (since February
1997), Calvert Income (since February 1995) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors  and  Portfolio  Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

STATE STREET GLOBAL ADVISORS (SSgA); 225 Franklin St., Boston, MA 02110 was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Enhanced Equity since its inception.
SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Equity Group. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.
Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. John began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.


Advisory  Fees
The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees (paid to applicable subadvisor, if any, by Calvert or the Fund.) Note, it does not include administrative services fees.

     CSIF  Balanced                          0.42%
     CSIF  Equity                            0.50%
     Calvert  Social  Index  Fund          0.225%2
     CSIF  Enhanced  Equity               0.60%  1
     Calvert  Large  Cap  Growth          0.70%2,3
     Capital  Accumulation                   0.65%
     CWVF  International  Equity             0.75%
     New  Vision  Small  Cap                 0.75%
     CSIF  Technology                       1.25%2
     CSIF  Bond                              0.35%
     Calvert  Income                         0.40%

1 CSIF Enhanced Equity has a recapture provision under which Calvert may elect to recapture from the Fund in a later year any fees Calvert waives or expenses it assumes, subject to certain limitations.
2 The Fund has not operated for a full fiscal year. Its annual contractual rate is shown.
3      This  includes  a  0.45%  subadvisory  fee  the Fund pays directly to the
Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign an application for each new account.  Be sure to specify Class
I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum  To  Open  an  Account  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  FEATURES

CALVERT  INFORMATION  NETWORK
For  24  hour  performance  and  account  information  call
800-368-2745  or  visit  www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.
TELEPHONE  TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares  may  only  be  exchanged  for  Class  I  shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED  GENERAL  MAILINGS  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings.

Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL  SERVICES  AND  CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM  ACCOUNT  BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

     Calvert  Income                       Paid  monthly
     CSIF  Bond                            Paid  monthly
     CSIF  Balanced                      Paid  quarterly
     CSIF  Equity                         Paid  annually
     Calvert  Social  Index  Fund         Paid  annually
     CSIF  Enhanced  Equity               Paid  annually
     Calvert  Large  Cap  Growth          Paid  annually
     Capital  Accumulation                Paid  annually
     CWVF  International  Equity          Paid  annually
     New  Vision  Small  Cap              Paid  annually
     CSIF  Technology                     Paid  annually

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.


Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.
If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-  The  Fund  name  and  account  number
-  The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-  Signature  guarantees  (if  required).*
-  Any  supporting  legal  documentation  that  may  be  required.
-  Any  outstanding  certificates  representing  shares  to  be  redeemed.
*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone  -  call  800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed. FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur
Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.

CSIF  Balanced
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $32.13             $32.52
Income  from  investment  operations
     Net  investment  income                             .88                .52
     Net  realized  and  unrealized  gain  (loss)       3.12              (.35)
          Total  from  investment  operations           4.00                .17
Distributions  from
     Net  investment  income                            (.99)             (.56)
     Net  realized  gains                              (2.04)                 -
          Total  distributions                         (3.03)             (.56)
Total  increase  (decrease)  in  net  asset  value       .97              (.39)
Net  asset  value,  ending                            $33.10             $32.13

Total  return*                                         12.97%              .52%
Ratios  to  average  net  assets:
     Net  investment  income                            2.97%         2.54% (a)
     Total  expenses                                     .71%          .74% (a)
     Expenses  before  offsets                           .71%          .74% (a)
     Net  expenses                                       .69%          .73% (a)
Portfolio  turnover                                      184%              175%
Net  assets,  ending  (in  thousands)                $49,530            $13,458


CSIF  Equity
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000 #
Net  asset  value,  beginning                                            $28.64
Income  from  investment  operations
     Net  investment  income                                                .05
     Net  realized  and  unrealized  gain  (loss)                          6.29
          Total  from  investment  operations                              6.34
Distributions  from
     Net  realized  gains                                                (1.83)
Total  increase  (decrease)  in  net  asset  value                         4.51
Net  asset  value,  ending                                               $33.15

Total  return*                                                           23.10%
Ratios  to  average  net  assets:
     Net  investment  income                                           .16% (a)
     Total  expenses                                                  1.18% (a)
     Expenses  before  offsets                                         .86% (a)
     Net  expenses                                                     .80% (a)
Portfolio  turnover                                                         49%
Net  assets,  ending  (in  thousands)                                    $2,826

Calvert  Social  Index  Fund
Financial  Highlights


                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000  ###
Net  asset  value,  beginning                                            $15.00
Income  from  investment  operations
     Net  investment  income                                                .03
     Net  realized  and  unrealized  gain  (loss)                         (.22)
          Total  from  investment  operations                             (.19)
Total  increase  (decrease)  in  net  asset  value                        (.19)
Net  asset  value,  ending                                               $14.81

Total  return*                                                          (1.27%)
Ratios  to  average  net  assets:
     Net  investment  income                                           .77% (a)
     Total  expenses                                                  1.21% (a)
     Expenses  before  offsets                                         .62% (a)
     Net  expenses                                                     .38% (a)
Portfolio  turnover                                                         10%
Net  assets,  ending  (in  thousands)                                   $19,750


CSIF  Enhanced  Equity
Financial  Highlights


          Periods  Ended
                            September 30,      September 30,      September 30,
Class  I  Shares                2000               1999               1998  ^^
Net asset value, beginning         $16.89             $13.54             $15.00
Income  from  investment  operations
  Net investment income               .07                .11                .04
  Net realized and unrealized gain (loss)
                                     3.13               3.29             (1.50)
  Total from investment operations   3.20               3.40             (1.46)
Distributions  from
     Net  investment  income         (.05)              (.05)                --
Total increase (decrease) in net asset value
                                     3.15               3.35             (1.46)
Net  asset  value,  ending         $20.04             $16.89             $13.54

Total  return*                      18.94%             25.09%           (9.73%)
Ratios  to  average  net  assets:
     Net  investment  income          .37%               .65%          .54% (a)
     Total  expenses                  .95%               .91%         1.03% (a)
     Expenses  before  offsets        .83%               .81%          .81% (a)
     Net  expenses                    .75%               .75%          .75% (a)
Portfolio  turnover                    43%                56%               27%
Net assets, ending (in thousands)  $22,163           $18,652            $14,897

Calvert  Capital  Accumulation  Fund
Financial  Highlights
                                                        Periods  Ended
                                              September  30,     September  30,
CLASS  I  SHARES                                  2000               1999^^
Net  asset  value,  beginning                         $25.99             $26.18
Income  from  investment  operations
     Net  investment  income  (loss)                    (.12)             (.08)
     Net  realized  and  unrealized  gain  (loss)       11.48             (.11)
          Total  from  investment  operations           11.36             (.19)
Distributions  from
     Net  realized  gain                                (.51)                 -
          Total  distributions                          (.51)                 -
Total increase (decrease) in net asset value           10.85              (.19)
Net  asset  value,  ending                            $36.84             $25.99

Total  return*                                         44.25%            (.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                   (0.39%)       (.50%) (a)
     Total  expenses                                    1.20%         1.24% (a)
     Expenses  before  offsets                           .86%          .85% (a)
     Net  expenses                                       .80%          .80% (a)
Portfolio  turnover                                      116%               88%
Net  assets,  ending  (in  thousands)                   $108             $2,547


Calvert  World  Values  International  Equity
Financial  Highlights

                                                       Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $21.99             $19.91
Income  from  investment  operations
     Net  investment  income                             .16                .15
     Net  realized  and  unrealized  gain  (loss)        .84               1.93
          Total  from  investment  operations           1.00               2.08
Distributions  from:
     Net  realized  gains                               (.96)                 -
          Total  distributions                          (.96)                 -
Total  increase  (decrease)  in  net  asset  value       .04               2.08
Net  asset  value,  ending                            $22.03             $21.99
Total  return*                                          4.10%            10.45%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                     .90%         1.19% (a)
     Total  expenses                                    1.28%         1.53% (a)
     Expenses  before  offsets                          1.12%         1.09% (a)
     Net  expenses                                      1.05%         1.05% (a)
Portfolio  turnover                                       76%               82%
Net  assets,  ending  (in  thousands)                $10,114             $3,006

New  Vision  Small  Cap
Financial  Highlights

     Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $13.57             $12.20
Income  from  investment  operations
     Net  investment  income  (loss)                    (.03)               .03
     Net  realized  and  unrealized  gain  (loss)       5.23               1.34
          Total  from  investment  operations           5.20               1.37
Total  increase  (decrease)  in  net  asset  value      5.20               1.37
Net  asset  value,  ending                            $18.77             $13.57

Total  return*                                         38.32%            11.23%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                        (.14%)     .36% (a)
     Total  expenses                                        1.64%     1.87% (a)
     Expenses  before  offsets                               .98%      .93% (a)
     Net  expenses                                           .82%      .82% (a)
Portfolio  turnover                                          113%           68%
Net  assets,  ending  (in  thousands)                        $46         $1,314


CSIF  Bond
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000##
Net  asset  value,  beginning                                            $15.56
Income  from  investment  operations
     Net  investment  income                                                .60
     Net  realized  and  unrealized  gain  (loss)                         (.18)
          Total  from  investment  operations                               .42
Distributions  from
     Net  investment  income                                              (.59)
          Total  distributions                                            (.59)
Total  increase  (decrease)  in  net  asset  value                        (.17)
Net  asset  value,  ending                                               $15.39

Total  return*                                                            2.83%
Ratios  to  average  net  assets:
     Net  investment  income                                          7.85% (a)
     Total  expenses                                                  1.19% (a)
     Expenses  before  offsets                                         .65% (a)
     Net  expenses                                                     .60% (a)
Portfolio  turnover                                                      1,011%
Net  assets,  ending  (in  thousands)                                    $1,028

Calvert  Income  Fund
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $17.06             $16.73
Income  from  investment  operations
     Net  investment  income                            1.26                .63
     Net  realized  and  unrealized  gain  (loss)       (.21)               .34
          Total  from  investment  operations           1.05                .97
Distributions  from
     Net  investment  income                           (1.23)             (.64)
     Net  realized  gain                                (.25)                 -
          Total  distributions                         (1.48)             (.64)
Total  increase  (decrease)  in  net  asset  value      (.43)               .33
Net  asset  value,  ending                            $16.63             $17.06

Total  return*                                          6.48%             5.83%
Ratios  to  average  net  assets:
     Net  investment  income                            7.78%         6.37% (a)
     Total  expenses                                     .82%         1.07% (a)
     Expenses  before  offsets                           .75%          .81% (a)
     Net  expenses                                       .72%          .72% (a)
Portfolio  turnover                                    3,264%            3,454%
Net  assets,  ending  (in  thousands)                $13,954             $6,442


(a)   Annualized

^^    From  April  15,  1998  inception.
^^^   From  March  1,  1999  inception.

#     From  November  1,  1999  inception.
##    From  March  31,  2000  inception.
###   From  June  30,  2000  inception.

To  Open  an  Institutional  (Class  I)  Account:
800-327-2109


Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745


Service  for  Existing  Accounts:
Shareholders  800-327-2109


TDD  for  Hearing-Impaired:
800-541-1524


Calvert  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814


Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105


Calvert  Web-Site
www.calvert.com


PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:



Calvert  Group
4550  Montgomery  Ave.,  Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-327-2109

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment  Company  Act  file:
no.  811-3334  (CSIF)
no. 811- 06563 (CWVF International Equity and Capital Accumulation) no. 811- 3416 (New Vision and Calvert Income) no. 811-09877 (Calvert Social Index Fund) no. 811-10045 (Calvert Large Cap Growth)

Prospectus
Calvert  Income  Fund
January  31,  2001

Prospectus
January  31,  2001

income  Fund


About  the  Fund
2  Investment  Objective,  Strategy,  Past  Performance
4  Fees  and  Expenses
5  Investment  Practices  and  Risks

About  Your  Investment
10  About Calvert
10  Advisory  Fees
10  How  to  Buy  Shares/Getting  Started
   11  Choosing  a  Share  Class
   13  Calculation  of  CDSC/Waiver
   13  Distribution  and  Service  Fees
14  Next  Step  -  Account  Application
   14  How  Shares  are  Priced
   15  When  Your  Account  Will  be  Credited
15  Other  Calvert  Features
   (Exchanges,  Minimum  Account  Balance,  etc.)
18  Dividends,  Capital  Gains  and  Taxes
19  How  to  Sell  Shares
21  Financial  Highlights
24  Exhibit  A-  Reduced  Sales  Charges  (Class  A)
26  Exhibit  B-  Service  Fees  and  Other  Arrangements  with  Dealers






These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Objective
Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.
Principal  Investment  Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.
Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:
-     The  bond  market  goes  down
-     The  individual  bonds  in  the  Fund  do  not perform as well as expected
-     The  Advisor's  forecast  as  to  interest  rates  is  not  correct
- The Advisor's allocation among different sectors of the bond market does not perform as well as expected
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Bar Chart and Performance Table
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper BBB Rated Fund Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Year-by-Year Total Return
(Class  A  return  at  NAV)

[INSERT  BAR  CHART  HERE]
Best  Quarter  (of  periods  shown)      2Q  '95       7.04%
Worst  Quarter  (of  periods  shown)     1Q  '94     (4.56%)

Average  Annual  Total  Returns  (for the periods ended December 31, 2000) (with maximum  sales  charge  deducted)
                                      1  year     5  years      10  years
Income  Fund:  Class  A                 0.88%        6.64%          8.14%
Income  Fund:  Class  B               (0.13%)          N/A            N/A
Income  Fund:  Class  C                   N/A          N/A            N/A
Lehman  Aggregate  Bond  Index  TR     11.63%        6.46%          7.96%
Lipper  BBB  Rated  Fund  Index         7.84%        5.38%          7.86%

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
                              Class  A     Class  B     Class  C3
Shareholder  fees
(paid  directly  from  your
account)
Maximum  sales  charge  (load)
imposed  on  purchases           3.75%        None         None
(as  a  percentage  of  offering  price)

Maximum  deferred  sales  charge  (load)
(as  a  percentage  of  purchase  or  None2     4.00%  4      1.00%5
redemption  proceeds,  whichever  is  lower)
Annual  fund  operating  expenses1
(deducted  from  Fund  assets)

Management  fees                  .70%        .70%         .70%

Distribution  and  service  (12b-1)  fees
                                  .15%       1.00%        1.00%

Other  expenses                   .35%        .45%        1.21%

Total  annual  fund  operating  expenses
                                 1.20%       2.15%        2.91%


Explanation  of  Fees  and  Expenses  Table
1 Annual Fund Operating Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include any administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.
2 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares-Class A").
3  Expenses  are  based  on  estimates  for  the  current  fiscal  year.
4 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year the shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."
5 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.
See  "Calculation  of  Contingent  Deferred  Sales  Charge."

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:
-  You  invest  $10,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
                              1  Year     3  Years     5  Years     10  Years
Class  A                         $493         $742       $1,010        $1,775
Class  B  (with  redemption)     $618         $873       $1,154        $2,018
Class  B  (no  redemption)       $218         $673       $1,154        $2,018
Class  C  (with  redemption)     $394         $901          N/A           N/A
Class  C  (no  redemption)       $294         $901          N/A           N/A


Investment  Practices  and  Risks
The most concise description of the Fund's risk profile is under the earlier summary. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, summarized earlier, along with their risks. For each of the investment practices listed, the following table shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
J   Fund  currently  uses
o   Permitted,  but  not  typically  used
    (%  of  assets  allowable,  if  restricted)
7   Not  permitted
xN Allowed up to x% of Fund's net assets xT Allowed up to x% of Fund's total assets
NA  Not  applicable  to  this  type  of  fund

Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market and Transaction.
Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. Risks: Opportunity.

Hedging Strategies. The use of short sales of US Treasury securities for the limited purpose of hedging the Fund's duration (duration is a measure of the interest rate-sensitivity of the Fund). Any short sales are "covered" with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian. This technique is intended to lower the Fund's interest rate risk. Risks: Correlation, Management and Opportunity.
Conventional  Securities
Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.
Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.
Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.
     J
     q
     J
     30N
     J
     35N

Investment  Practices
Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.

Unleveraged  Derivative  Securities
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security
or  in  bank  loans.     Risks:  Credit,  Interest  Rate  and  Liquidity.
Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

     J
     15N
     J
     J
     q
     q
     5T
     q
     5N

Investment  Practices
Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.
The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

q

Types  of  Investment  Risk
Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About  Calvert
Calvert Asset Management Company, Inc., ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814), is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert uses a team approach to its management of the Fund. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Advisory  Fees
The annual advisory fee paid to Calvert by the Fund for the most recent fiscal year was 0.40% of the Fund's average daily net assets.

HOW  TO  BUY  SHARES

Getting  Started-Before  You  Open  an  Account
First,  decide  which  fund  or  funds  best  suits  your  needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then, decide which class of shares is best for you. You should make the decision carefully, based on:

-     the  amount  you  wish  to  invest;
-     the  length  of  time  you  plan  to  keep  the  investment;  and
-     the  Class  expenses.

Choosing  a  Share  Class
The Fund offers four different Classes (Class A, B, C and I). Class I ($1 million minimum) is offered in a separate prospectus. This prospectus offers Class A, B, and C. The chart shows the difference in the Classes and the general types of investors who may be interested in each class.


Class  A:
Front-End  Sales
Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.


Sales charge on each purchase of 3.75% or less, depending on the amount you invest.


Class  A  shares  have  an  annual  12b-1  fee  of  up  to  0.50%.

Class  A  shares  have  lower  annual  expenses  due  to  a  lower  12b-1  fee.


Purchases of Class A shares at NAV for accounts with $1,000,000 or more will be subject to a 1.0% deferred sales charge for 1 year.

Class  B:
Deferred  Sales
Charge  for  4  years

For investors who plan to hold the shares at least 4 years. The expenses of this class are higher than Class A, because of the 12b-1 fee.


No sales charge on each purchase, but if you sell your shares within 4 years, you will pay a deferred sales charge of 4% or less on shares you sell.

Class  B  shares  have  an  annual  12b-1  fee  of  1.00%.

Your shares will automatically convert to Class A shares after 6 years, reducing your future annual expenses.

If you are investing more than $250,000, you should consider investing in Class A or C.

Class  C:
Deferred  Sales
Charge  for  1  year

For investors who are investing for at least one year, but less than 4 years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.


Class  C  shares  have  an  annual  12b-1  fee  of  1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

If  you  are  investing  more  than  $1,000,000,  you  should invest in Class A.

Class  A
If you choose Class A, you will pay a sales charge at the time of each purchase.

This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,0006, or if your cumulative purchases or the value in your account is more than $50,000, then the sales charge is reduced to 3.00%

Your  investment  in                    Sales  Charge  %          %  of  Amt.
                                       of  offering  price          Invested
Less  than  $50,000                             3.75%                   3.90%
$50,000  but  less  than  $100,000              3.00%                   3.09%
$100,000  but  less  than  $250,000             2.25%                   2.30%
$250,000  but  less  than  $500,000             1.75%                   1.78%
$500,000  but  less  than  $1,000,000           1.00%                   1.01%
$1,000,000  and  over                           None*                   None*

6 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 1.00%. (See the "Calculation of Contingent Deferred Sales Charge").

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class  B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 4 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold the shares the less you will have to pay in deferred sales charges.


Time  Since  Purchase          CDSC
1st  year                        4%
2nd  year                        3%
3rd  year                        2%
4th  year                        1%
After  5  years                None

Calculation  of  Contingent  Deferred  Sales  Charge  and Waiver of Sales Charge
The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The  CDSC  on  Class  B  Shares  will  be waived in the following circumstances:

- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.7
- Minimum required distributions from retirement plan accounts for shareholders 701/2 and older.8
- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal
Revenue  Code.
- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
- A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date.9

7 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
8 The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
9 This systematic withdraw plan requires a minimum account balance of $50,000 to be established.

Class  C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than four years.

Distribution  and  Service  Fees
The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular class.

Maximum  Payable  Under  Plan  /  Amount  Actually  Paid
Class  A:  0.50%  /  0.15%    Class  B:  1.00% / 1.00%    Class C: 1.00% / 1.00%

Next  Step  -  Account  Application
Complete and sign an application for each new account. Please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.


Minimum  To  Open  an  Account     Minimum  Additional  Investments
$2,000                             $250

Please  make  your  check  payable
to  the  Fund  and  mail  it  to:



New  Accounts:                          Subsequent  Investments:
(include  application)                  (include  investment  slip)
Calvert  Group                          Calvert  Group
PO  Box  219544                         PO  Box  219739
Kansas  City,  MO                       Kansas  City,  MO
64121-9544                              64121-9739

By  Registered,                         Calvert  Group
Certified,  or                          c/o  NFDS
Overnight  Mail                         330  West  9th  Street
                                        Kansas  City,  MO  64105-1807


Important  -  How  Shares  are  Priced
The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees believes accurately reflects fair value. The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange

("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks and post offices are closed.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When  Your  Account  Will  Be  Credited
Your purchase will be processed at the next NAV calculated after your order is received and accepted. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $3. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  FEATURES

Calvert  Information  Network
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvert.com. You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account  Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert  Money  Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone  Transactions
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares  may  only  be  exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic  Delivery  of  Prospectuses  and  Shareholder  Reports
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined  General  Mailings  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special  Services  and  Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum  Account  Balance
Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS,  CAPITAL  GAINS,  AND  TAXES
The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash, by check or by Calvert Money Controller. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.

If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES
You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone  -  call  800-368-2745
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written  Requests
Calvert  Group,  P.O.  Box  219544,  Kansas  City,  MO  64121-9544
Your letter should include your account number, name of the Fund, and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic  Check  Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations  and  Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through  your  Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Financial  Highlights
The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years. The Fund's fiscal year end is September 30. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.

Financial  Highlights

                                                Years  Ended
                                         September  30,     September  30,
Class  A  Shares                             2000               1999
Net  asset  value,  beginning                    $17.08             $17.17
Income  from  investment  operations
     Net  investment  income                       1.15                .99
     Net  realized  and  unrealized  gain  (loss)       (.16)               .74
          Total  from  investment  operations       .99               1.73
Distributions  from
     Net  investment  income                      (1.16)             (.99)
     Net  realized  gain                           (.25)             (.83)
          Total  distributions                    (1.41)            (1.82)
Total  increase  (decrease)  in  net  asset  value       (.42)             (.09)
Net  asset  value,  ending                       $16.66             $17.08

Total  return*                                     6.11%            10.68%
Ratios  to  average  net  assets:
     Net  investment  income                       7.47%             6.01%
     Total  expenses                               1.20%             1.32%
     Expenses  before  offsets                     1.20%             1.32%
     Net  expenses                                 1.17%             1.23%
Portfolio  turnover                               3,264%            3,454%
Net  assets,  ending  (in  thousands)          $442,709            $91,764


                                                Years  Ended
                              September  30,     September  30,    September 30,
Class  A  Shares                  1998              1997             1996
Net  asset  value,  beginning        $17.20            $16.47           $16.82
Income  from  investment  operations
  Net  investment  income              1.02              1.02             1.01
  Net  realized  and  unrealized  gain  (loss)
                                        .61               .74            (.32)
    Total  from  investment operations   1.63              1.76              .69
Distributions  from
  Net  investment  income             (1.01)            (1.02)          (1.01)
  In  excess  of  net  realized  gain     -              (.01)           (.03)
  Net  realized  gain                  (.65)                -               --
    Total  distributions              (1.66)            (1.03)          (1.04)
Total  increase  (decrease)  in  net  asset  value
                                       (.03)              .73            (.35)
Net  asset  value,  ending           $17.17            $17.20           $16.47

Total  return*                         9.92%            11.03%           4.21%
Ratios  to  average  net  assets:
     Net  investment  income           5.96%             6.04%           6.02%
     Total  expenses                   1.43%             1.33%           1.26%
     Expenses  before  offsets         1.43%             1.33%           1.26%
     Net  expenses                     1.36%             1.26%           1.23%
Portfolio  turnover                   3,461%            2,961%            153%
Net  assets,  ending (in thousands)   $41,607           $39,302          $44,431

                                              Periods  Ended
                                         September  30,     September  30,
Class  B  Shares                             2000               1999  ^^
Net  asset  value,  beginning                    $17.06             $17.02
Income  from  investment  operations
     Net  investment  income                        .97                .13
     Net  realized  and  unrealized  gain  (loss)  (.17)               .05
          Total  from  investment  operations       .80                .18
Distributions  from
     Net  investment  income                       (.95)             (.14)
     Net  realized  gain                           (.25)                 -
          Total  distributions                    (1.20)             (.14)
Total  increase  (decrease)  in  net  asset  value       (.40)               .04
Net  asset  value,  ending                       $16.66             $17.06

Total  return*                                     4.95%             1.06%
Ratios  to  average  net  assets:
     Net  investment  income                       6.75%         5.00%  (a)
     Total  expenses                               2.15%         3.74%  (a)
     Expenses  before  offsets                     2.15%         2.98%  (a)
     Net  expenses                                 2.12%         2.91%  (a)
Portfolio  turnover                               3,264%            3,454%
Net  assets,  ending  (in  thousands)           $31,646             $1,231


                                                             Period  Ended
                                                            September  30,
Class  C  Shares                                                2000^^^
Net  asset  value,  beginning                                       $16.59
Income  from  investment  operations
     Net  investment  income                                           .15
     Net  realized  and  unrealized  gain  (loss)                      .11
          Total  from  investment  operations                          .26
Distributions  from
     Net  investment  income                                         (.18)
Total  increase  (decrease)  in  net  asset  value                     .08
Net  asset  value,  ending                                          $16.67

Total  return*                                                       1.58%
Ratios  to  average  net  assets:
     Net  investment  income                                     7.42%  (a)
     Total  expenses                                             2.16%  (a)
     Expenses  before  offsets                                   2.16%  (a)
     Net  expenses                                               2.13%  (a)
Portfolio  turnover                                                 3,264%
Net  assets,  ending  (in  thousands)                               $1,179

(a)  Annualized
* Total return is not annualized and does not reflect deduction of any front-end or deferred sales charge.
^^   From  August  1,  1999,  inception.
^^^  From  August  1,  2000,  inception.

EXHIBIT  A
Reduced  Sales  Charges  (Class  A  Only)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights  of  Accumulation  can  be  applied  to  several  accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group10 upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter  of  Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k) There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million. Neither the Fund, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other  Circumstances
There is no sales charge on shares of any Fund of the Calvert Funds sold to: (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor;
(iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends  and  Capital  Gain  Distributions  from  other  Calvert  Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases  Made  at  NAV
If you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement  Privilege
If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

10A  "qualified  group"  is  one  which:
     1.  has  been  in  existence  for  more  than  six  months,  and
     2.  has  a  purpose  other  than  acquiring  shares  at  a  discount,  and
     3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

EXHIBIT  B

Service  Fees  and  Arrangements  with  Dealers

CDI, the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A and a percentage of the amount invested for Class B and C) when you purchase shares of the Fund. CDI also pays dealers an ongoing service fee while you own shares of the Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the class.

Maximum  Commission/Service  Fees
Class  A                 Class  B*                Class  C**
3.00%  /  0.25%          3.00%  /  0.25%          1.00%/1.00%

*Class  B  service  fee  begins  to  accrue  in  13th  month.
**Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.


Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee of up to 1% on certain Class A shares purchased at NAV. Call 800-368-2750 for more information. Where paid, the finder's fee is 1% of the NAV purchase amount on the first $2 million, 0.80% on $2 to $3 million, 0.50% on $3 to $50 million, 0.25% on $50 to $100 million and 0.15% over $100 million. If a finder's fee is paid, then the service fee begins in the 13th month after purchase. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To  Open  an  Account:
800-368-2748

Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745

Service  for  Existing  Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD  for  Hearing-Impaired:
800-541-1524

Branch  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Calvert  Web-Site
www.calvert.com

PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

This  page  intentionally  left  blank.

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert  Group,  Ltd.
4550  Montgomery  Ave.
Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-368-2745

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment  Company  Act  File  No.:  811-3416

                                The Calvert Fund
                        Calvert New Vision Small Cap Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       Statement of Additional Information
                                January 31, 2001

     New  Account     (800)  368-2748     Shareholder
     Information:     (301)  951-4820     Services:     (800)  368-2745
     Broker           (800)  368-2746     TDD  for  the  Hearing-
     Services:        (301)  951-4850     Impaired:     (800)  541-1524

     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 2001. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.


                                TABLE OF CONTENTS

     Investment  Policies  and  Risks                             2
     Investment  Restrictions                                     7
     Dividends,  Distributions  and  Taxes                        8
     Net  Asset  Value                                            8
     Calculation  of  Total  Return                              10
     Purchase  and  Redemption  of  Shares                       10
     Advertising                                                 11
     Trustees  and  Officers                                     11
     Investment  Advisor  and  Subadvisor                        15
     Administrative  Services  Agent                             16
     Method  of  Distribution                                    16
     Transfer  and  Shareholder  Servicing  Agents               18
     Portfolio  Transactions                                     18
     Personal  Securities  Transactions                          19
     Independent  Accountants  and  Custodians                   19
     General  Information                                        19
     Control  Persons  &  Principal  Holders  of  Securities     20
     Appendix                                                    21

                          INVESTMENT policies AND RISKS
                          -----------------------------

SMALL  CAP  ISSUERS
     The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.
     Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.
     Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

REAL  ESTATE  INVESTMENT  TRUSTS
     The Fund also may invest in real estate investment trusts ("REITs"), including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development, and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills, and the amount of cash flow. The risks associated with REITs include default by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

FOREIGN  SECURITIES
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by foreign currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

TEMPORARY  DEFENSIVE  POSITIONS
     For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase  Agreements
     The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse  Repurchase  Agreements
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

HIGH  SOCIAL  IMPACT  AND  SPECIAL  EQUITIES  INVESTMENTS
     The High Social Impact Investments program targets a percentage of the Fund's assets to directly support the growth of community-based organizations for the purpose of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated - they are expected to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, know as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) The annual return on High Social Impact Investments is between 0% and 4%. Thus, rather than earning a higher rate, as would be expected, to compensate for higher the risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. Treasury securities. There is no secondary market for these securities.
     The Fund expects to purchase its High Social Impact Investments in notes issues by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issues whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced , although there can be no assurance that losses will not occur. The Foundation maintains a certain required level of capital upon which the Fund could rely if a note were ever to fault.
     With respect to the Special Equities program, the Fund has not set a specific investment restriction or limit although, as an illiquid security, the Fund will only make such investments within the 15% limit on illiquid securities (See, "Investment Restrictions" below), and in fact, expects any such investments to be far below this limit.

Non-Investment  Grade  Debt  Securities
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
     When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives
     The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options  and  Futures  Contracts
     The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
     The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. The Fund will purchase such options only to hedge against changes in the value of securities the Fund hold and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
     The Fund may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
     When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
     Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
     The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
     The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seek to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

LENDING  PORTFOLIO  SECURITIES
     The  Fund  may  lend  its  securities to member firms of the New York Stock
Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
     The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                             INVESTMENT restrictions
                             -----------------------

Fundamental  Investment  Restrictions
     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental  Investment  Restrictions
     The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
(2) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.
(3) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on future contracts.
(4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
(5) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
(6) The Fund may not invest more than 35% of its total assets in cash or cash equivalents.

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                       dividends, distributions, and taxes
                       -----------------------------------

     The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2000, the Fund had tax-loss carryforwards of $0.
     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund:(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

                                 net asset value
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees. Equity options are valued at the last sale price; if not available, then the previous day's sales price is used. If the bid price is higher or the asked price is lower than the previous last sales price, the higher bid or lower asked prices may be used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Net  Asset  Value  and  Offering  Price  Per  Share,  as  of  September 30, 2000

     Net  asset  value  per  share
     Class A net asset value and offering price per share
     ($79,640,841  /  4,320,606  shares)                         $18.43
     Maximum  sales  charge,  Class  A
     (4.75%  of  offering  price)                                   .92
     Offering  price  per  share,  Class  A                      $19.35

     Class B net asset value and offering price per share
     ($4,483,709  /  249,639  shares)                            $17.96

     Class C net asset value and offering price per share
     ($8,798,727  /  489,124  shares)                            $17.99

     Class I net asset value and offering price per share
     ($45,951  /  2,448  shares)                                 $18.77
                           calculation of total return
                           ---------------------------

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load," or "NAV" (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.
     The standardized total return for Class I shares is "linked" to the Class A total return. That is, Class I shares have an actual inception date of 1999. However, Class A shares have an inception date of several years earlier. In the table below, performance results before the Class I actual inception date are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. Nonstandardized total return for Class I share may also be shown from the actual Class I inception date; this figure is not linked to Class A total return.
     Return for the Funds' shares for the period from inception to September 30, 2000, are as follows:

Periods Ended          Class  A      Class  B       Class  C          Class  I
September 30, 2000   Total Return  Total Return   Total Return      Total Return
      With/Without  Maximum Load   With/Without   With/Without     Linked/Actual
                                            CDSC            CDSC
One Year   30.16%    36.62%      30.24%  35.24%  34.67%  35.67%   37.58%  37.58%
Since
Inception   4.46%     5.86%       2.74%   4.26%   5.15%   5.15%    6.23%  30.58%

(January  31,  1997,  for  Class  A  and  Class  C)
(March  31,  1998,  for  Class  B)
(February  26,  1999  for  actual  Class  I)

                        purchase and redemption of shares
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)
     See  the  prospectus  for  more  details  on  purchases  and  redemptions.

                                   advertising
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples of securities that may have been considered for inclusion in the Fund, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, Nelson's and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                              TRUSTEES and OFFICERS
                              ---------------------

     The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

Name                                                           Principal
Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years

+@Richard L. Baird, Jr.            Trustee      Executive Vice President for the
DOB:  5/9/48                                      Family Health Council Inc. in
                                                Pittsburgh, Pennsylvania, a non-
                                                profit corporation that provides
                                                family planning services,
                                                 nutrition maternal/child health
                                              care, and various health screening
                                                 Services.
---------
+Frank H. Blatz, Jr., ESQ          Trustee      Partner in the law firm of
DOB: 10/29/35                                   Snevily, Ely, Williams & Blatz.
                                                Formerly a partner with Abramd,
                                                Blatz, Gran, Hendricks & Reina,
                                                P.A.
    --------------------------------------------------------------------------
+@Charles E. Diehl                 Trustee         Self-employed consultant and
DOB:  10/13/22                                     Vice President and Treasurer
                                              Emeritus of the George Washington
                                                      University.  Retired from
                                              University Support Services, Inc.
                                                          of Herndon, Virginia.
  --------------------------------------
+Douglas E. Feldman, M.D.          Trustee          Managing partner of Feldman
DOB:  05/23/48                                    Otolaryngology, Head and Neck
                                                 Surgery in Washington, D.C.  A
                                            graduate of Harvard Medical School,
                                                   he is Associate Professor of
                                                   Otolaryngology Head and Neck
                                               Surgery at Georgetown University
                                               and George Washington University
                                              Medical School, and past Chairman
                                           of the Department of Otolaryngology,
                                        Head and Neck Surgery at the Washington
                                            Hospital Center.  He is included in
                                                   The Best Doctors in America.
-------------------------------------------------------------------------
+@Peter W. Gavian, CFA             Trustee       President of Corporate Finance
DOB:  12/08/32                               of Washington, Inc., an investment
                                          banking firm.  He is also a Chartered
                                            Financial Analyst and an accredited
                                         senior appraiser (business valuation).
     ------------------------------------------------
+@John G. Guffey, Jr.              Trustee     Treasurer and Director of Silby,
DOB:  05/15/48                                  Guffey, and Co., Inc. a venture
                                                capital firm, and a director of
                                               Ariel Funds and Groupserve, Inc.
      --------------------------------------------------------------------------

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment
Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr.
Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years
Name                                                           Principal

*+@Barbara J. Krumsiek              Trustee   President, Chief Executive Officer
DOB:  08/09/52                               and Vice Chairman of Calvert Group,
                                             Ltd. Prior to joining Calvert Group
                                             in 1997, Ms. Krumsiek had served as
                                                 a Managing Director of Alliance
                                                         Fund Distributors, Inc.
--------------------------------------------------------------
+M. Charito Kruvant                  Trustee       President and CEO of Creative
DOB:  12/08/45                                 Associates International, Inc., a
                                                  firm that specializes in human
                                              resources development, information
                                          management, public affairs and private
                                             enterprise development. Ms. Kruvant
                                                      is also director of Acacia
                                                            Federal Savings Bank
-----------------------------------
+Arthur J. Pugh                      Trustee        Director of Calvert Variable
DOB:  09/24/37                                   Services, Inc., and serves as a
                                                      Director of Acacia Federal
                                                                   Savings Bank.
  -------------------------------------------
*+@David R. Rochat                   Trustee         Executive Vice President of
DOB:  10/07/37                                          Calvert Asset Management
                                                     Company, Inc., Director and
                                                 Secretary of Grady, Berwald and
                                                     Co., Inc., and Director and
                                           President of Chelsea Securities, Inc.
 ----------------------------------------
*+@ D. Wayne Silby, Esq.             Trustee         President of Calvert Social
DOB:  7/20/48                                 Investment Fund. Mr. Silby is also
                                              Executive Chairman of Group Serve,
                                               Inc., an internet company focused
                                             on community building collaborative
                                            tools. He is an officer and director
                                               of Silby, Guffey & Co., Inc., and
                                            a director of Ameritas Acacia Mutual
                                                         Life Insurance Company.
--------
Reno J. Martini                      Officer            Director and Senior Vice
DOB:  1/13/50                                        President of Calvert Group,
                                                     Ltd., Senior Vice President
                                                    and Chief Investment Officer
                                                     of Calvert Asset Management
                                               Company, Inc. Mr. Martini is also
                                                     a Director and President of
                                                  Calvert-Sloan Advisers, L.L.C.
--------------------------------
Ronald M. Wolfsheimer, CPA           Officer           Senior Vice President and
DOB:  7/24/52                                         Chief Financial Officer of
                                                        Calvert Group, Ltd., and
                                                                 Fund Treasurer.
 -----------------------------------------------
William  M.  Tartikoff,  Esq.        Officer              Senior Vice President,
DOB:  8/12/47                                             Secretary, and General
                                                       Counsel of Calvert Group,
                                                                            Ltd.
     -----------------------------
Daniel  K.  Hayes                    Officer           Vice President of Calvert
DOB:  09/09/50                                         Asset Management Company,
                                                                            Inc.
      --------
Susan Walker  Bender,  Esq.          Officer           Associate General Counsel
 DOB:  1/29/59                                            of Calvert Group, Ltd.
--------------     -------     -------------------------------------------------

Ivy Wafford Duke,  Esq.              Officer           Associate General Counsel
DOB:  09/07/68                                      of Calvert Group, Ltd. Prior
                                               to joining Calvert Group in 1996,
                                           Ms. Duke had been an Associate in the
                                                  Investment Management Group of
                                             the Business and Finance Department
                                           at Drinker Biddle & Reath since 1993.
Victor Frye,  Esq.                   Officer      Counsel and Compliance Officer
DOB:  10/15/58                                   of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                                  Mr. Frye, had been Counsel and
                                                       Manager of the Compliance
                                                Department at The Advisors Group
                                                                     since 1986.
--------------     -------     -------------------------------------------------
Hui  Ping  Ho,  CPA                  Officer         Assistant Treasurer of both
DOB:  07/06/68                               Calvert Group, Ltd., and the Funds.
 ---------------
Jennifer Streaks,  Esq.              Officer        Assistant General Counsel of
DOB: 08/02/71                                       Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                               Ms. Streaks had been a regulatory
                                                Analyst in the Market Regulation
                                                      Department of the National
                                               Association of Securities Dealers
                                          since 1997. Prior to this, Ms. Streaks
                                           had been a law clerk to the Honorable
                                             Maurice Foley at the U.S. Tax court
                                              for the year since graduating from
                                                Howard University School of Law,
                                                    where she was a student from
                                                                      1993-1996.
 ----------------------------
Michael V. Yuhas  Jr.,  CPA          Officer     Director of Fund Administration
DOB:  08/04/61                                           of Calvert Group, Ltd.,
                                                            and Fund Controller.
---------------------------

     The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of any class of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the Officers is also an officer of Calvert-Sloan Advisors, L.L.C., each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in Calvert Group Funds. Each of the above Trustees marked with a + is also a Trustee/Director of certain other investment companies in the Calvert Group of Funds.
     Trustees marked with a @ above, also serve on one or more of the Fund's various investment committees (including the Investment Policy, High Social
Impact Investments and/or the Board of Directors of the Calvert Social Investment Foundation).
     The Audit Committee of the Board is composed of Messrs. Pugh, Feldman, Baird and Blatz and Ms. Kruvant.
     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.
                           Trustee Compensation Table
                                Fiscal Year 2000
                               (unaudited numbers)

           Aggregate Compensation   Pension or Retirement     Total Compensation
            from Registrant for Benefits Accrued as part from Registrant and Service as Trustee of Registrant Expenses* Fund Complex paid
Name of Trustee                                                    to Trustees**

Richard L. Baird, Jr.     $3,187              $0                         $43,350
Frank H. Blatz, Jr.       $3,221          $3,221                         $51,500
Charles E. Diehl          $3,221              $0                         $55,000
Douglas E. Feldman        $3,221              $0                         $40,000
Peter W. Gavian           $3,221              $0                         $40,000
John G. Guffey, Jr.       $2,992          $1,360                         $59,579
M. Charito Kruvant        $2,769          $1,660                         $50,500
Arthur J. Pugh            $3,223              $0                         $55,000
D. Wayne Silby            $3,015              $0                         $63,426

*Messrs. Blatz, Diehl, Gavian, Pugh, Guffey, and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2000, total deferred compensation, including dividends and capital appreciation, was $859,361.42, $821,617.21, $196,089.28, $299,578.50, $33,507.17 and $82,437.86, for each of them,  respectively.
**For the fiscal year ended September 30, 2000, the Fund Complex consists of eleven (11) registered investment companies.

                        investment advisor and SUBADVISOR
                        ---------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     The Advisor may voluntarily defer its fees or assume expenses of the Fund. For fiscal year 1998, 1999, and 2000, the Advisor reimbursed the Fund $61,061, $35,061 and $36,942, respectively, for fees and expenses.
     For its services, the Advisor receives an annual fee, payable monthly, of 0.75% of the Fund's average daily net assets. For those Funds with multiple classes, investment advisory fees are allocated among classes as a Portfolio-level expense based on net assets.
     The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 1998, 1999, and 2000 were $66,145, $547,404 and $623,510, respectively.

Subadvisor
     Awad Asset Management Company & Associates ("AWAD") is controlled by Raymond James. It receives a subadvisory fee, paid by the Advisor. The rate is 0.40% of the Fund's average daily net assets managed by AWAD.
     The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material changed in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

                          administrative services agent
                          -----------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

                   Class  A,  B,  and  C         Class  I
                            0.25%                   0.10%

     For fiscal years 1998, 1999, and 2000, the Fund paid $73,461, $123,179 and $207,827, respectively, to CASC in administrative fees. Administrative services fee are allocated among classes as a class-level expense based on net assets.

                             method of distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
     The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
     The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Class requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or CDI has agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those Firm's accounts for their marketing and distribution of the Fund shares, above the usual sales charges and service fees. This list may be changed from time to time. As of December 31, 1999, the Advisor and/or CDI had special arrangements with the following firms:
Fidelity, Morgan Stanley Dean Witter, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, Painewebber and The Advisors Group.
     CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of each Class. These fees are paid pursuant to the Fund's Distribution Plan. Total Distribution Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2000 were $175,938 for Class A, $29,449 for Class B, and $80,423 for Class C. For the fiscal year ended September 30, 2000, the Fund's Distribution Plan expenses for each class were spent for the following purposes:

                                   Class  A          Class  B          Class  C
Compensation to broker-dealers     $126,535           $29,449           $80,423
Compensation to sales personnel     $26,141
Advertising                         $14,594
Printing  and  mailing  of  prospectuses
to other than current shareholders   $8,668
Compensation  to  underwriters            -
Interest,  financing  charges             -

     Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                   As a % of     As a % of            Allowed to
Amount  of                         offering     net amount     Brokers as a % of
Investment                         price        invested         offering  price
Less than $50,000                      4.75%         4.99%                 4.00%
$50,000 but less than $100,000         3.75%         3.90%                 3.00%
$100,000 but less than $250,000        2.75%         2.83%                 2.25%
$250,000 but less than $500,000        1.75%         1.78%                 1.25%
$500,000 but less than $1,000,000      1.00%         1.01%                 0.80%
$1,000,000 and over                    0.00%         0.00%                 0.00%

     CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amounts retained by CDI (i.e., not reallowed to dealers), for the last three fiscal years were:

Fiscal Year          1998                 1999                    2000
Class A       Gross         Net      Gross      Net        Gross         Net
           $202,906     $62,498   $149,882  $39,911     $285,513     $86,819
Class B
                    $100               $19,112                $26,494
Class C
                      $0                $1,377                 $4,101

     Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                    transfer and shareholder servicing agents
                    -----------------------------------------

National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and transactions.

                             portfolio transactions
                             ----------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisor make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.
     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/subadvisor obligation to seek best execution. The Advisor/subadvisor may also consider sales of Fund shares as a factor in the selection of brokers, again subject to best execution (i.e. the Fund will not "pay up" for such transactions).

     For the last three fiscal years, total brokerage commissions paid were as follows:

        1998             1999           2000
     $123,150         $122,863        $142,684

     For the last three fiscal years, the Fund paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of the Fund's Subadvisor, as follows:

       1998              1999           2000
     $37,420           $17,445        $5,706

     For the fiscal year ended September 30, 2000, aggregate brokerage commissions paid to Raymond James represented 100% of the Fund's total commissions and 4% of the Fund's total dollar amount of commission transactions.
     While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses;
providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

For the fiscal year ended September 30, 2000, the Advisor and/or Subadvisor directed brokerage for research services in the following amounts:

                         Related
     Amount  of  Transactions          Commissions

          $53,018,735.21               $104,253.25

     The  Portfolio turnover rates for the last two fiscal years are as follows:

     1999             2000
     68%              113%

                        Personal securities transactions
                        --------------------------------

     The Fund, its Advisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

                      independent accountant and custodians
                      -------------------------------------

     Arthur Andersen LLP has been selected by the Board of Trustees to serve as independent accountants for fiscal year 2001. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets.
The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                               general information
                               -------------------

     The New Vision Small Cap Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The Fund is diversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
     Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

               control persons and principal holders of securities
               ---------------------------------------------------

     As of January 4, 2001, the following shareholder owned of record 5% or more of the class of the Fund as shown:

     Name  and  Address                                   %  of  Ownership

     Charles  Schwab  &  Co.  Inc.                    10.55%  of  Class  A
     Reinvest  Account
     Mutual  Fund  Department
     101  Montgomery  Street
     San  Francisco,  CA  94104-4122

     MLPF&S for the Sole Benefit of its Customers         6.66% of Class B
     Fund  Administration  976J1
     4800  Deer  Lake  Dr.  E  FL  3
     Jacksonville,  FL  32246-6484

     DBTCO  as  Nominee                              100.00%  of  Class  I
     Dubuque  Bank  &  Trust  Co  TTEE
     PO  Box  747
     Dubuque,  IA  52004-0747
                                    appendix
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
Corporate  Bonds:
Description  of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D:  Debt  in  default;  payment of interest and/or principal is in arrears.

Commercial  Paper:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD  &  POOR'S  CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                                LETTER OF INTENT


                                                                            Date

Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Bethesda,  MD  20814

Ladies  and  Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I  intend  to  invest  in  the  shares  of__________________     (Fund  or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer     Name  of  Investor(s)


By
     Authorized  Signer     Address



Date     Signature  of  Investor(s)



Date     Signature  of  Investor(s)

INVESTMENT  ADVISOR
Calvert  Asset  Management  Company,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Shareholder  Services                 TRANSFER  AGENT
Calvert Shareholder Services, Inc.    National Financial Data Services, Inc.
4550  Montgomery  Avenue              330  West  9th  Street
Suite  1000N                          Kansas City, Missouri 64105
Bethesda,  Maryland  20814

PRINCIPAL  UNDERWRITER                INDEPENDENT  accountants
Calvert  Distributors,  Inc.          Arthur  Andersen  LLP
4550  Montgomery  Avenue              1601  Market  Street
Suite  1000N                          Philadelphia,  PA  19103
Bethesda,  Maryland  20814

18


                                The Calvert Fund
                               Calvert Income Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       Statement of Additional Information
                                January 31, 2001

     New  Account     (800)  368-2748     Shareholder
     Information:     (301)  951-4820     Services:     (800)  368-2745
     Broker           (800)  368-2746     TDD  for  the  Hearing-
     Services:        (301)  951-4850     Impaired:     (800)  541-1524

     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 2001. The Fund's audited financial statements included in its most recent Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, or calling the Fund, or by visiting our website at www.calvert.com.


                                TABLE OF CONTENTS

     Investment  Policies  and  Risks                               2
     Investment  Restrictions                                       9
     Dividends,  Distributions  and  Taxes                         10
     Net  Asset  Value                                             11
     Calculation  of  Yield  and  Total  Return                    11
     Purchase  and  Redemption  of  Shares                         13
     Advertising                                                   13
     Trustees  and  Officers                                       13
     Investment  Advisor                                           17
     Administrative  Services  Agent                               18
     Method  of  Distribution                                      18
     Transfer  and  Shareholder  Servicing  Agents                 20
     Portfolio  Transactions                                       20
     Personal  Securities  Transactions                            21
     Independent  Accountants  and  Custodians                     21
     General  Information                                          21
     Control  Persons  and  Principal  Holders  of  Securities     22
     Appendix                                                      23

                                     ------
                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

Foreign  Securities
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.
     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
     The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
     Second, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

EUROCURRENCY  CONVERSION  RISK
     European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro". Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

INTERNATIONAL  MONEY  MARKET  INSTRUMENTS
     Calvert Income Fund may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

TEMPORARY  DEFENSIVE  POSITIONS
     For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

REPURCHASE  AGREEMENTS
     The Fund may, in pursuit of its investment objectives, purchase debt securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While an underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days are considered illiquid. Repurchase agreements are short-term money market investments, designed to generate current income.
     The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due to the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE  REPURCHASE  AGREEMENTS
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are four NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security.
     When purchasing non-investment grade debt securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES
     The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS  AND  FUTURES  CONTRACTS
     Covered Options. The Fund may, in pursuit of its investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Fund continues to own the securities covering each call option until the call option has been exercised or until the Fund has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and
(2) the market value of all securities covering call options in the Fund does not exceed 35% of the market value of the Fund's net assets. The Fund may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Fund will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Fund will not engage in options or futures transactions unless it receives appropriate regulatory approvals permitting the Fund to engage in such transactions. The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bonafide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value. (See non-fundamental investment restriction number 2.)
     Covered Options on Debt Securities. The Fund may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. The Fund will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.
     The Fund may write only "covered options." This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.
     Characteristics of Covered Options. When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.
     The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
     Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Fund received when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.
     Risks Related to Options Transactions. The Fund can close out its positions in exchange traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. It is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.
     The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.
     Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in a Fund's portfolio. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.
Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.
     Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contract markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.
     The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if a Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.
     Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options which it purchases. In connection with such options which it writes, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.
     Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.
     Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.
     Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities.
     Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.
     Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged.
     A Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. A Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

SWAP  AGREEMENTS
     The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The Fund will only enter in swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.
     The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market variables the investment performance of the Fund may be less favorable than it would have been if this investment technique were not used.

LENDING  PORTFOLIO  SECURITIES
     The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
     The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

COLLATERALIZED  MORTGAGE  OBLIGATIONS
     The Fund may, in pursuit of its investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully-collateralized bonds which are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.
     FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

U.S.  GOVERNMENT-BACKED  OBLIGATIONS
     The Fund may, in pursuit of its investment objective, invest in Ginnie Maes, Fannie Maes, Freddie Macs, U.S. Treasury obligations, and other U.S. Government-backed obligations.
     Ginnie Maes. Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.
     Fannie Maes and Freddie Macs. Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.
     U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years ) and U.S. Treasury bonds (generally having maturities greater than ten years).
     Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

                             INVESTMENT RESTRICTIONS
                             -----------------------

Fundamental  Investment  Restrictions
     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Income Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental  Investment  Restrictions
     The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund does not intend to make any purchases of securities if borrowing exceeds 15% of total assets.
(2) The Fund may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.
(3) The Fund may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.
(4) The Fund may not effect short sales or securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of the Fund's portfolio. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.
(5) The Fund may not purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.
(6) The Fund may not invest more than 30% of its assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.
(7) The Fund may not purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

     Any investment restriction (other than those regarding borrowings and illiquid holdings) which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                       dividends, DISTRIBUTIONS and taxes
                       ----------------------------------

     The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2000, the Fund had no tax-loss carryforwards.
The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number;
(b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out in cash, or invested at net asset value in another Calvert Group Fund.
     Distributions from realized net short-term capital gains, as well as dividends from net investment income, are currently taxable to shareholders as ordinary income.
     Net long-term capital gains distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-term or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
     Dividends and distributions are taxable regardless of whether they are reinvested in additional shares of a Fund or not. A shareholder may also be subject to state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders each January as to the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous fiscal year.

                                 net asset value
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge.) The net asset value fluctuates based on the market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     The Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. Portfolio securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances;
and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.

Net  Asset  Value  and  Offering  Price  Per  Share,  as  of  September 30, 2000

     Class  A  net  asset  value  per  share
     ($442,709,232  /  26,571,752  shares)                        $16.66

Maximum  sales  charge,  Class  A
(3.75%  of  offering  price)                                         .65
Offering  price  per  share,  Class  A                            $17.31

     Class  B  net  asset  value  and  offering  price  per  share
     ($31,645,959  /  1,899,438  shares)                          $16.66

Class  C  net  asset  value  and  offering  price  per  share     $16.67
($1,178,601  /  70,723  shares)

     Class  I  net  asset  value  and  offering  price  per  share
     ($13,953,946  /  838,887  shares)                            $16.63

                      Calculation of Yield and total return
                      -------------------------------------

YIELD
     From time to time, the Fund may advertise its "yield". Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Fund's yield is computed according to the following formula:

                           Yield = 2[(a-b/cd+1)6 - 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Fund's yield for the month ended September 30, 2000 was 8.25%, 7.47%, 6.73%, and 9.30% for Class A, B, C and I shares, respectively.
     Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.




TOTAL  RETURN
     The Fund may also advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge "return with maximum load," except quotations of "return without maximum load" (or "without CDSC") which do not deduct a sales charge. Thus, in the above formula, for total return, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Return figures should be considered only by investors that qualify for a reduced sales charge or no sales charge, such as participants in certain pension plans, to whom the sales charge does not apply. Return figures may also be considered for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Class I shares do not have a sales charge.
     The standardized total return for Class I shares is "linked" to the Class A total return. That is, Class I shares have an actual inception date of 1999. However, Class A shares have an inception date of several years earlier. In the table below, performance results before the Class I actual inception date are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. Nonstandardized total return for Class I share may also be shown from the actual Class I inception date; this figure is not linked to Class A total return.

     Return  for  the  Fund's  shares  for the periods indicated are as follows:

For Periods Ended      Class A         Class B        Class C            Class I
September 30, 2000   Total Return   Total Return    Total Return    Total Return
      With/Without Maximum Load     With/Without    With/Without   Linked/Actual
                                          CDSC            CDSC
One Year   2.04%     6.04%         0.89%  4.61%     N/A   N/A      6.48%   6.48%
Five Years 7.51%     8.34%          N/A    N/A      N/A   N/A      8.48%     N/A
Ten Years  8.56%     8.98%          N/A    N/A      N/A   N/A      9.05%     N/A
Since
Inception  9.59%     9.82%         2.56%  3.08%    0.58% 1.58%     9.84%   7.78%

Inception date: October 12, 1982 for Class A; July 31, 1999 for Class B; July 5, 2000 for Class C, February 26, 1999 for actual Class I; October 31, 1982 for Linked Class I.

                        purchase and redemption of shares
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)
     See  the  prospectus  for  more  details  on  purchases  and  redemptions.

                                   advertising
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                              TRUSTEES and OFFICERS
                              ---------------------

     The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

Name                                                           Principal
Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years

+@Richard L. Baird, Jr.            Trustee      Executive Vice President for the
DOB:  5/9/48                                      Family Health Council Inc. in
                                                Pittsburgh, Pennsylvania, a non-
                                                profit corporation that provides
                                                family planning services,
                                                 nutrition maternal/child health
                                              care, and various health screening
                                                 Services.
---------
+Frank H. Blatz, Jr., ESQ          Trustee      Partner in the law firm of
DOB: 10/29/35                                   Snevily, Ely, Williams & Blatz.
                                                Formerly a partner with Abramd,
                                                Blatz, Gran, Hendricks & Reina,
                                                P.A.
    --------------------------------------------------------------------------

    --------------------------------------------------------------------------
+@Charles E. Diehl                 Trustee         Self-employed consultant and
DOB:  10/13/22                                     Vice President and Treasurer
                                              Emeritus of the George Washington
                                                      University.  Retired from
                                              University Support Services, Inc.
                                                          of Herndon, Virginia.
  --------------------------------------
+Douglas E. Feldman, M.D.          Trustee          Managing partner of Feldman
DOB:  05/23/48                                    Otolaryngology, Head and Neck
                                                 Surgery in Washington, D.C.  A
                                            graduate of Harvard Medical School,
                                                   he is Associate Professor of
                                                   Otolaryngology Head and Neck
                                               Surgery at Georgetown University
                                               and George Washington University
                                              Medical School, and past Chairman
                                           of the Department of Otolaryngology,
                                        Head and Neck Surgery at the Washington
                                            Hospital Center.  He is included in
                                                   The Best Doctors in America.
-------------------------------------------------------------------------
+@Peter W. Gavian, CFA             Trustee       President of Corporate Finance
DOB:  12/08/32                               of Washington, Inc., an investment
                                          banking firm.  He is also a Chartered
                                            Financial Analyst and an accredited
                                         senior appraiser (business valuation).
     ------------------------------------------------

+@John G. Guffey, Jr.              Trustee     Treasurer and Director of Silby,
DOB:  05/15/48                                  Guffey, and Co., Inc. a venture
                                                capital firm, and a director of
                                               Ariel Funds and Group Serve, Inc.
      --------------------------------------------------------------------------

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment
Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr.
Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years
Name                                                           Principal

*+@Barbara J. Krumsiek              Trustee   President, Chief Executive Officer
DOB:  08/09/52                               and Vice Chairman of Calvert Group,
                                             Ltd. Prior to joining Calvert Group
                                             in 1997, Ms. Krumsiek had served as
                                                 a Managing Director of Alliance
                                                         Fund Distributors, Inc.
--------------------------------------------------------------
+M. Charito Kruvant                  Trustee       President and CEO of Creative
DOB:  12/08/45                                 Associates International, Inc., a
                                                  firm that specializes in human
                                              resources development, information
                                          management, public affairs and private
                                             enterprise development. Ms. Kruvant
                                                      is also director of Acacia
                                                            Federal Savings Bank
-----------------------------------
+Arthur J. Pugh                      Trustee        Director of Calvert Variable
DOB:  09/24/37                                   Services, Inc., and serves as a
                                                      Director of Acacia Federal
                                                                   Savings Bank.
  -------------------------------------------

*+@David R. Rochat                   Trustee         Executive Vice President of
DOB:  10/07/37                                          Calvert Asset Management
                                                     Company, Inc., Director and
                                                 Secretary of Grady, Berwald and
                                                     Co., Inc., and Director and
                                           President of Chelsea Securities, Inc.
 ----------------------------------------
*+@ D. Wayne Silby, Esq.             Trustee         President of Calvert Social
DOB:  7/20/48                                 Investment Fund. Mr. Silby is also
                                              Executive Chairman of Group Serve,
                                               Inc., an internet company focused
                                             on community building collaborative
                                            tools. He is an officer and director
                                               of Silby, Guffey & Co., Inc., and
                                            a director of Ameritas Acacia Mutual
                                                         Life Insurance Company.
--------
Reno J. Martini                      Officer            Director and Senior Vice
DOB:  1/13/50                                        President of Calvert Group,
                                                     Ltd., Senior Vice President
                                                    and Chief Investment Officer
                                                     of Calvert Asset Management
                                               Company, Inc. Mr. Martini is also
                                                     a Director and President of
                                                  Calvert-Sloan Advisers, L.L.C.
--------------------------------
Ronald M. Wolfsheimer, CPA           Officer           Senior Vice President and
DOB:  7/24/52                                         Chief Financial Officer of
                                                        Calvert Group, Ltd., and
                                                                 Fund Treasurer.
 -----------------------------------------------
William  M.  Tartikoff,  Esq.        Officer              Senior Vice President,
DOB:  8/12/47                                             Secretary, and General
                                                       Counsel of Calvert Group,
                                                                            Ltd.
     -----------------------------
Daniel  K.  Hayes                    Officer           Vice President of Calvert
DOB:  09/09/50                                         Asset Management Company,
                                                                            Inc.
      --------
Susan Walker  Bender,  Esq.          Officer           Associate General Counsel
 DOB:  1/29/59                                            of Calvert Group, Ltd.
--------------     -------     -------------------------------------------------

Ivy Wafford Duke,  Esq.              Officer           Associate General Counsel
DOB:  09/07/68                                      of Calvert Group, Ltd. Prior
                                               to joining Calvert Group in 1996,
                                           Ms. Duke had been an Associate in the
                                                  Investment Management Group of
                                             the Business and Finance Department
                                           at Drinker Biddle & Reath since 1993.
Victor Frye,  Esq.                   Officer      Counsel and Compliance Officer
DOB:  10/15/58                                   of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                                  Mr. Frye, had been Counsel and
                                                       Manager of the Compliance
                                                Department at The Advisors Group
                                                                     since 1986.
--------------     -------     -------------------------------------------------
Hui  Ping  Ho,  CPA                  Officer         Assistant Treasurer of both
DOB:  07/06/68                               Calvert Group, Ltd., and the Funds.
 ---------------
Jennifer Streaks,  Esq.              Officer        Assistant General Counsel of
DOB: 08/02/71                                       Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                               Ms. Streaks had been a regulatory
                                                Analyst in the Market Regulation
                                                      Department of the National
                                               Association of Securities Dealers
                                          since 1997. Prior to this, Ms. Streaks
                                           had been a law clerk to the Honorable
                                             Maurice Foley at the U.S. Tax court
                                              for the year since graduating from
                                                Howard University School of Law,
                                                    where she was a student from
                                                                      1993-1996.
 ----------------------------
Michael V. Yuhas  Jr.,  CPA          Officer     Director of Fund Administration
DOB:  08/04/61                                           of Calvert Group, Ltd.,
                                                            and Fund Controller.
---------------------------

     The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the Officers is also an officer of Calvert-Sloan Advisers, L.L.C., each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in the Calvert Group of Funds. Trustees marked with a + above, are also a Trustee/Director of certain other investment companies in the Calvert Group of Funds.
     Trustees marked with a @ above, serve on the Fund's Investment Policy Committee.
     The  Audit  Committee  of  the  Board  is  composed of Messrs. Pugh, Baird,
Feldman,  and  Blatz  and  Ms.  Kruvant.
     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.
                           Trustee Compensation Table
                                Fiscal Year 2000
                               (unaudited numbers)

         Aggregate Compensation     Pension or Retirement     Total Compensation
          from Registrant for Benefits Accrued as part from Registrant and Service as Trustee of Registrant Expenses* Fund Complex paid to
Name of Trustee                                                      Trustee**

Richard L. Baird, Jr.   $3,187                $0                         $43,350
Frank H. Blatz, Jr.     $3,221            $3,221                         $51,500
Charles E. Diehl        $3,221                $0                         $55,000
Douglas E. Feldman      $3,221                $0                         $40,000
Peter W.  Guffey, Jr.   $2,992            $1,360                         $59,579
M. Charito Kruvant      $2,769            $1,660                         $50,500
Arthur J. Pugh          $3,223                $0                         $55,000
D. Wayne Silby          $3,015                $0                         $63,426

*Messrs. Blatz, Diehl, Gavian, Pugh, Guffey, and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2000, total deferred compensation, including dividends and capital appreciation, was $859,361.42, $821,617.21, $196,089.28, $299,578.50, $33,507.17 and $82,437.86, for each of them,  respectively.
**For the fiscal year ended September 30, 2000, the Fund Complex consists of eleven (11) registered investment companies.

                               investment advisor
                               ------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company.
     The Advisory Contract between The Calvert Fund and the Advisor will remain in effect until January 3, 2002, and from year to year thereafter, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Contract, the Advisor provides investment advice to The Calvert Fund and oversees the day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.40% of the average daily net assets of Calvert Income Fund.
     The Advisor provides the Fund with investment advice and research, office space, furnishes executive and other personnel to the Fund, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     For the fiscal years ended September 30, 1998, 1999 and 2000, the Fund paid advisory fees of $278,234, $285,313, and $1,008,012, respectively. Investment advisory fees are allocated as a Portfolio-level expense based on net assets.

                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative services fee payable monthly (as a percentage of net assets) as follows:

Class  A,  B  and  C           Class  I
          0.30%                   0.10%

     The administrative services fees paid to CASC by the Fund for the fiscal year ended September 30, 2000, were $730,395. No such fees were paid for any earlier periods. Administrative services fees are allocated as a class-level expense, based on net assets.

                             method of distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund's Class A, B and C shares, respectively. The Class A Distribution Plan reimburses CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
     The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
     The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and
(ii)  the  vote  of  a  majority  of  the  entire  Board  of  Trustees.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or CDI agreed to pay certain firms compensation based on sales of Fund shares or assets held in those firms' Fund accounts for their marketing and distribution of the Fund shares, above the usual sales charges and service fees. This list may be changed from time to time. As of December 31, 2000, the Advisor and/or CDI had special arrangements with the following firms: Fidelity, Morgan Stanley Dean Witter, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, Paineweber and The Advisors Group.
     The Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. Total Distribution Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2000 were $345,517 for Class A, $124,651 for Class B, and $856 for Class C. For the fiscal year ended September 30, 2000, the Fund's Distribution Plan expenses for each class were spent for the following purposes:

                                      Class A           Class B          Class C
Compensation to broker-dealers       $123,740          $124,651             $856
Compensation to sales personnel      $200,015                $0               $0
Advertising                           $14,300
Printing and mailing of prospectuses   $7,462
     to  other  than  current  shareholders
Compensation  to  underwriters             $0                $0               $0
Interest,  financing  charges              $0                $0               $0
Other                                      $0                $0               $0


                          Dealer Reallowance (Class A)

Shares  are offered at net asset value plus a front-end sales charge as follows:

                                As a % of     As a % of             Allowed to
Amount of                       offering      net amount     Brokers as a % of
Investment                      price         invested          offering price

Less than $50,000                    3.75%          3.90%                3.00%
$50,000 but less than $100,000       3.00%          3.09%                2.25%
$100,000 but less than $250,000      2.25%          2.30%                1.75%
$250,000 but less than $500,000      1.75%          1.78%                1.25%
$500,000 but less than $1,000,000    1.00%          1.01%                0.80%
$1,000,000 and over                  0.00%          0.00%               0.00%*

     CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years are:

Fiscal  Year          1998                1999                    2000
Class A          Gross        Net       Gross       Net       Gross         Net

              $49,042     $20,132    $181,321    $96,342   $484,249    $334,491

Class B         Gross         Net       Gross        Net      Gross         Net
                  N/A         N/A        $427         $0    $16,347          $0

Class C         Gross         Net       Gross        Net      Gross         Net
                  N/A         N/A         N/A        N/A        $22   ($11,273)

     Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (i.e., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                    transfer and shareholder servicing agents
                    -----------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd. and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and transactions.

                             portfolio transactions
                             ----------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.
     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Advisor's obligation to accept best execution. For the fiscal years ended September 30, 1998, 1999 and 2000, no brokerage commissions were paid by the Fund to any broker-dealer, officers or trustees of the Fund or any of their affiliates.
     While the Fund's Advisor select brokers primarily on the basis of best execution, in some cases the Advisor may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. The Advisor may also consider sales of Fund shares as a factor in the selection of brokers. These services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.
     If, in the judgment of the Advisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.
     For the years ended September 30, 1999 and 2000, the portfolio turnover rates of the Fund were 3,454% and 3,264%, respectively. The high turnover rate is due to the implementation of the Advisor's more active trading strategy.
     For the same period, the Advisor received soft-dollar credits for the new issue fixed income designations of $43,603.75.

                        personal securities transactions
                        --------------------------------

     The Fund, its Advisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

                     independent accountants and custodians
                     --------------------------------------

     Arthur Andersen LLP has been selected by the Board of Trustees to serve as independent accountants for fiscal year 2000. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets.
The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                               general information
                               -------------------

     The Calvert Fund (the "Trust"), an open-end registered investment company, was organized as a Massachusetts business trust on March 15, 1982. The Calvert Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.
     Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers three separate classes of shares: Class A, Class B, Class C and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

               control persons and principal holders of securities
               ---------------------------------------------------

     As of January 4, 2001, the following shareholder owned of record 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name  and  Address                                             %  of  Ownership

Charles  Schwab  &  Co.  Inc.                              34.17%  of  Class  A
Reinvest  Account
Mutual  Fund  Department
101  Montgomery  Street
San  Francisco,  CA  94104-4122

MLPF&S  for  the  Sole  Benefit  of  its  Customers         9.26%  of  Class  A
Fund  Administration  975T2
4800  Deer  Lake  Dr.  E  FL  3
Jacksonville,  FL  32246-6484


MLPF&S  for  the  Sole  Benefit  of  its  Customers         14.34%  of  Class A
Fund  Administration  97307
4800  Deer  Lake  Dr.  E  FL  3
Jacksonville,  FL  32246-6484

State  of  Tennessee  457  Plan                             9.31%  of  Class  I
State  Government
Candice  Prefrost
500  Deadrick  St.  FL  9
Nashville,  TN  37242-0001

State  of  Tennessee  401K  Plan                           36.06%  of  Class  I
State  Government
Candice  Prefrost
500  Deadrick  St.  FL  9
Nashville,  TN  37242-0001

ACACIA  Retired  Plan                                      54.63%  of  Class  I
Ms.  Tina  Udell
5900  O  Street
Lincoln,  NE  68510-2234

                                    APPENDIX
                                    --------

Corporate  Bond  Ratings:
Description  of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D:  Debt  in  default;  payment of interest and/or principal is in arrears.

Commercial  Paper  Ratings:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.
     STANDARD  &  POOR'S  CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency or Thompson's Bankwatch.

                                LETTER OF INTENT


                                                                            Date

Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Bethesda,  MD  20814

Ladies  and  Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, if the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer     Name  of  Investor(s)


By
     Authorized  Signer     Address



Date     Signature  of  Investor(s)



Date     Signature  of  Investor(s)

INVESTMENT  ADVISOR
Calvert  Asset  Management  Company,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Shareholder  ServiceS     TRANSFER  AGENT
Calvert  Shareholder  Services,  Inc.     National Financial Data Services, Inc.
4550  Montgomery  Avenue     330  West  9th  Street
Suite  1000N     Kansas  City,  Missouri  64105
Bethesda,  Maryland  20814

PRINCIPAL  UNDERWRITER     INDEPENDENT  accountants
Calvert  Distributors,  Inc.     Arthur  Andersen  LLP
4550  Montgomery  Avenue     1601  Market  Street
Suite  1000N     Philadelphia,  PA  19103
Bethesda,  Maryland  20814

PART  C.  OTHER  INFORMATION


Item  23.  Exhibits

99B.1    Declaration  of  Trust  incorporated  by  reference  to  Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.
99B.2    By-Laws  incorporated  by  reference  to  Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B5.   Investment Advisory Agreement incorporated by reference to Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B5.a  Investment  Sub-Advisory  Contract  (Awad  Asset  Management,  Inc.)
               for New Vision Small Cap only incorporated by reference to Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B6    Underwriting  Agreement  incorporated  by  reference  to  Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B7    Deferred  Compensation  Agreement  incorporated  by  reference  to
Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

99.B8.   Custodial  Contract  filed  herewith.

99.B9    Transfer  Agency  Agreement  and  Service  Agreement,
              incorporated  by  reference  to  Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B9a  Servicing  Agreement  incorporated  by  reference  to  Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B9.b. Administrative Services Agreement incorporated by reference to Registrant's
              Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B10   Opinion  and  Consent  of  Counsel  filed  herewith.

99.B11.  Consent  of  Independent  Accountants  to use of Report filed herewith.

99.B15   Plan of Distribution for Class A, B, and C incorporated by reference to
              Registrant's  Post-Effective  Amendment  No.40,  dated January 28,
2000,
              accession  number  0000701039-00-000002.

99.B17.a  Multiple-class  plan  pursuant  to Investment Company Act of 1940 Rule
               18f-3, as amended on September 12, 1999 incorporated by reference to
               Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession  number  0000701039-00-000002.

99.B17.b  Power  of Attorney Forms signed by each Director/Trustee, incorporated by
                reference to Registrant's Post-Effective Amendment No. 39, dated January 28, 1999, accession number 000070103999000001

99.B18   Code  of  Ethics  incorporated  by  reference  to  Registrant's
              Post-Effective  Amendment  No.40,  dated  January  28,  2000, accession  number  0000701039-00-000002.


Item  24.  Persons  Controlled  By  or  Under  Common  Control  With  Registrant

         Not  applicable.

Item  25.  Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item  26.  Business  and  Other  Connections  of  Investment  Adviser

                           Name  of  Company,  Principal
Name                       Business  and  Address                   Capacity

Barbara  J.  Krumsiek        Calvert  Variable  Series,  Inc.          Officer
                           Calvert  Municipal  Fund,  Inc.            and
                           Calvert  World  Values  Fund,  Inc.        Director

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income                      and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Social  Investment  Fund
                           Calvert  Cash  Reserves
                           The  Calvert  Fund

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent                          and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                        and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.           Director
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------

Ronald  M.  Wolfsheimer      First  Variable  Rate  Fund               Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

David  R.  Rochat            First  Variable  Rate  Fund               Officer
                            for  Government  Income                  and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Cash  Reserves
                           The  Calvert  Fund

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Municipal  Fund,  Inc.           Officer
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Chelsea  Securities,  Inc.               Officer
                           Securities  Firm                         and
                           Post  Office  Box  93                     Director
                           Chelsea,  Vermont  05038
                           ---------------
                           Grady,  Berwald  &  Co.                   Officer
                           Holding  Company                         and
                           43A  South  Finley  Avenue                Director
                           Basking  Ridge,  NJ  07920
                           ---------------

Reno  J.  Martini            Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
and
                           4550  Montgomery  Avenue
Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           First  Variable  Rate  Fund               Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.           Director
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------

Charles  T.  Nason     Ameritas  Acacia  Mutual  Holding  Company  Officer
                                 Acacia  Life  Insurance             and
Director

                           Insurance  Companies
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Federal  Savings  Bank            Director
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Social  Investment  Fund         Trustee
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           -----------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Robert-John  H.  Sands

                           Ameritas Acacia Mutual Holding Company Officer Acacia Life Insurance

                           Acacia  National  Life  Insurance         Officer
                              Insurance  Company                       and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Life  Insurance                  Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Federal  Savings  Bank            Officer
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management,  Co.,  Inc.    Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

William  M.  Tartikoff       Acacia  National  Life  Insurance         Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative                 Officer
                           Services  Company
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.  Inc.      Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Director
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

Susan  Walker  Bender        Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Ivy  Wafford  Duke           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Jennifer  Streaks           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Victor  Frye                Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           The  Advisors  Group,  Ltd.               Counsel
                           Broker-Dealer  and                      and
                           Investment  Advisor                     Compliance
                           7315  Wisconsin  Avenue                  Manager
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.
Mike  Yuhus
                           First  Variable  Rate  Fund  for    Fund  Controller
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Hui  Ping  Ho
                           First  Variable  Rate  Fund  for           Treasurer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Daniel  K.  Hayes            Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

John  Nichols               Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

David  Leach                Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

Item  27.  Principal  Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves,
Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions  of  Underwriter's  Officers  and  Directors

Name  and  Principal         Position(s)  with               Position(s)  with
Business  Address*           Underwriter                    Registrant

Barbara  J. Krumsiek        Director and President         President and Trustee

Ronald  M.  Wolfsheimer      Director,  Senior  Vice          Treasurer
                           President  and  Chief  Financial  Officer

William  M.  Tartikoff       Director,  Senior  Vice          Vice President and
                                         President  and  Secretary
Secretary

Craig  Cloyed               Senior  Vice  President            None

Karen  Becker               Vice  President,  Operations    None

Geoffrey  Ashton            Regional  Vice  President      None

Martin  Brown               Regional  Vice  President       None

Bill  Hairgrove             Regional  Vice  President        None

Anthony  Eames           Regional  Vice  President        None

Steve  Himber               Regional  Vice  President        None

Tanya  Williams            Regional  Vice  President        None

Ben  Ogbogu                 Regional  Vice  President        None

Tom  Stanton                Regional  Vice  President        None

Christine  Teske            Regional  Vice  President        None

Jennifer  Streaks           Assistant  Secretary            Assistant  Secretary

Susan  Walker  Bender  Assistant  Secretary            Assistant  Secretary

Ivy  Wafford  Duke      Assistant  Secretary            Assistant  Secretary

Victor  Frye                Assistant Secretary              Assistant Secretary
                                    and  Compliance  Officer

Mike  Yuhas              None                                   Controller

Hui  Ping  Ho            None                                   Treasurer

*4550  Montgomery  Avenue  Bethesda,  Maryland  20814
         (c)      Inapplicable.

Item  28.  Location  of  Accounts  and  Records

         Ronald  M.  Wolfsheimer,  Treasurer
         and
         William  M.  Tartikoff,  Assistant  Secretary

         4550  Montgomery  Avenue,  Suite  1000N
         Bethesda,  Maryland  20814

Item  29.  Management  Services

         Not  Applicable

Item  30.  Undertakings

         Not  Applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 29th day of January, 2001.

THE  CALVERT  FUND

         By:
         ________________**_________________
         Barbara  J.  Krumsiek
         President  and  Trustee


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President  and                  1/29/2001
Barbara  J.  Krumsiek                 Trustee  (Principal  Executive  Officer)


__________**____________            Principal  Accounting      1/29/2001
Ronald  M.  Wolfsheimer               Officer


__________**____________            Trustee                            1/29/2001
Richard  L.  Baird,  Jr.


__________**____________            Trustee                            1/29/2001
Frank  H.  Blatz,  Jr.,  Esq.


__________**____________            Trustee                            1/29/2001
Frederick  T.  Borts,  M.D.


__________**____________            Trustee                            1/29/2001
Charles  E.  Diehl


__________**____________            Trustee                            1/29/2001
Douglas  E.  Feldman


__________**____________            Trustee                            1/29/2001
Peter  W.  Gavian


__________**____________            Trustee                            1/29/2001
John  G.  Guffey,  Jr.


__________**____________            Trustee                            1/29/2001
M.  Charito  Kruvant


__________**____________            Trustee                           1/29/2001
Arthur  J.  Pugh


__________**____________            Trustee                           1/29/2001
David  R.  Rochat


__________**____________            Trustee                            1/29/2001
D.  Wayne  Silby


**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney Forms. /s/ Ivy Wafford Duke